[GUARDIAN (SM) LOGO]

ANNUAL
REPORT TO
SHAREHOLDERS

December 31, 2000

THE PARK AVENUE PORTFOLIO(R)

The Guardian Park Avenue Fund(R)

The Guardian Park Avenue
Small Cap Fund(SM)

The Guardian Asset
Allocation Fund(SM)

The Guardian S&P 500
Index Fund(SM)

The Guardian Baillie Gifford
International Fund(SM)

The Guardian Baillie Gifford
Emerging Markets Fund(SM)

The Guardian Investment
Quality Bond Fund(SM)

The Guardian High Yield
Bond Fund(SM)

The Guardian
Tax-Exempt Fund(SM)

The Guardian Cash
Management Fund(SM)

 DEAR SHAREHOLDER:

[PHOTO]
Frank J. Jones, Ph.D.
Chief Investment Officer

Surveying the economic and investment landscapes as of the beginning of 2000, they were uncomfortably easy and benign. The "times" had been good and there was a sense that the "good times could not last forever."

The economy had expanded since April 1991, the longest post-war expansion. Maestro Greenspan, conducting monetary policy, Maestro Rubin, conducting fiscal policy, and the impact of technology and the "new economy," were given much of the credit for this sustained, strong economy.

  The stock market had responded favorably to this strong economy and the S&P 500 Index(1) had returned over 20% for five consecutive years (37.43%, 23.07%, 33.36%, 28.58% and 21.04% during 1995, 1996, 1997, 1998 and 1999, respectively).
And during 1999, the 21.04% return on the S&P 500 Index was regarded as mediocre. The reason for this perception was that investors were preoccupied with technology and the technology-laden NASDAQ Composite Index(2) returned 85.59% during 1999 (after returning 40.20% during 1998).

  Economic conditions at the beginning of 2000 were such that the economy kept growing and jobs--even jobs with stock options--were plentiful. Investment conditions were such that investors should buy stocks and, in particular, buy large stocks, growth stocks and technology stocks.

  Would an economic and financial statistician have forecast a continuation of these trends? I think not.

  Economically, the Federal Reserve Board (Fed) was worried that the economy was unsustainably strong and generating inflation forces. As a result, the Fed tightened, or raised, interest rates six times during late 1999 and into 2000. The 1.75% of tightenings over the cycle were evidently effective, since the main economic question during early 2001 was whether there would be a "V-shaped" or a "U-shaped" slowdown, or a real recession.

  Focus on the investment trends. As with haute couture fashions, investment themes also go in and out of fashion. As indicated, during 1998, 1999 and 2000Q1 (the first quarter of 2000):

  - Stocks outperformed bonds significantly;

  - Large cap stocks outperformed small cap stocks;

  - Growth stocks outperformed value stocks;

  - Technology stocks did well and other safer sectors, such as utilities, performed badly;

  - The NASDAQ outperformed the S&P 500 Index and the Dow Jones Industrial Average(3) (DJIA); and

  - Corporate bonds outperformed treasury bonds.

  This was a period of "irrational exuberance," to use the phrase Alan Greenspan uttered on December 5, 1996 (when the DJIA was at 6,437).

  And perhaps more importantly, the typical incontrovertible investment concept, diversification, went out of vogue during 1998/99. During this period, if investors diversified outside of a few large technology stocks, they were perceived to have "left money on the table." In this context, diversification was regarded as a negative. This undiversified investment approach, that is investing only in a few large, well-known, growth and technology stocks, was the "new investment mantra" which supplemented the "new economy."

  Many novice investors could, and in fact did, successfully adopt this approach. But, of course, investing cannot always be this easy. And, in fact, beginning with the second quarter of 2000, "retro investing" returned. That is, all of these 1998/99, 2000Q1 "new investment" concepts were replaced by previous or retro concepts. During 2000, and particularly during the last three quarters of 2000:

  - Bonds outperformed stocks;

  - Small cap stocks and particularly mid cap stocks outperformed large cap stocks;

  - Value stocks outperformed growth stocks;

  - Utilities and other cautious sectors significantly outperformed technology and telecommunications;

  - The DJIA outperformed the S&P 500 Index, which in turn outperformed the NASDAQ, and by a considerable margin; and

  - Corporate bonds underperformed treasuries, which was consistent with the weak market for corporate stocks.

  By the end of 2000, irrational exuberance was replaced with, perhaps, "irrational capitulation." And again, perhaps

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment.

(2) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment.

(3) The Dow Jones Industrial Average (DJIA) is an unmanaged index of 30 industrial stocks listed on the New York Stock Exchange that is generally considered to be representative of U.S. stock market activity.
--------------------------------------------------------------------------------
most importantly, diversification was "in." Previously bland investments, such as bonds and utility stocks, did well and previously hot sectors, such as large cap stocks, growth stocks and particularly technology stocks, did poorly.

  Of course, some might argue that a smart investor should be nimble enough to dance from large cap growth stocks to small cap value stocks and bonds at the appropriate time. But such dancing ability is not the human condition, particularly for retail investors. If such dancing cannot be done, diversification is the alternative approach. As indicated, however, during 1998 and 1999, investors focused on the negative aspect of diversification, that is to say owning sectors that were not comprised of large cap technology growth stocks, was viewed as "leaving money on the table." But during 2000, investors considered the positive aspect of diversification; that is, having sectors that were not large cap growth enhanced the return of the overall portfolio. Thus, diversification, rather than nimble dancing remains the only practical way for any investor, and particularly individual investors, to achieve attractive returns over investment cycles. During 2000, retro investment strategies returned and diversification returned with it. Such diversification could be achieved with The Park Avenue Portfolio.

  And during 2001? My recommendation is to maintain the same stable (but not necessarily rigid) investment approach that was boring during 1999 and successful during 2000. A well-diversified portfolio to which occasional strategic and tactical adjustments are made will serve investors over the economic fluctuations and changes in investment styles, both of which even the professionals have difficulty foreseeing.

Regards,


/s/ FRANK J. JONES

Frank J. Jones, Ph.D.
President, The Park Avenue Portfolio

--------------------------------------------------------------------------------

THE PARK AVENUE PORTFOLIO

 TABLE OF CONTENTS

                                                        PORTFOLIO          SCHEDULE
                                                         MANAGER              OF
                                                        INTERVIEW         INVESTMENTS
-------------------------------------------------------------------------------------
  THE GUARDIAN PARK AVENUE FUND                                 2                  23

-------------------------------------------------------------------------------------
  THE GUARDIAN PARK AVENUE SMALL CAP FUND                       6                  26

-------------------------------------------------------------------------------------
  THE GUARDIAN ASSET ALLOCATION FUND                            8                  29

-------------------------------------------------------------------------------------
  THE GUARDIAN S&P 500 INDEX FUND                              10                  30

-------------------------------------------------------------------------------------
  THE GUARDIAN BAILLIE GIFFORD INTERNATIONAL FUND              12                  36

-------------------------------------------------------------------------------------
  THE GUARDIAN BAILLIE GIFFORD EMERGING MARKETS FUND           14                  38

-------------------------------------------------------------------------------------
  THE GUARDIAN INVESTMENT QUALITY BOND FUND                    16                  41

-------------------------------------------------------------------------------------
  THE GUARDIAN HIGH YIELD BOND FUND                            18                  43

-------------------------------------------------------------------------------------
  THE GUARDIAN TAX-EXEMPT FUND                                 20                  46

-------------------------------------------------------------------------------------
  THE GUARDIAN CASH MANAGEMENT FUND                            22                  49

-------------------------------------------------------------------------------------
  FINANCIAL STATEMENTS                                                             52

-------------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                                    60

-------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS                                                             72

-------------------------------------------------------------------------------------

 THE GUARDIAN PARK AVENUE FUND

[PHOTO]                      [PHOTO]                        [PHOTO]
Larry Luxenberg, C.F.A.      John B. Murphy, C.F.A.         Mark Dunetz
Co-Portfolio Manager         Co-Portfolio Manager           Co-Portfolio Manager

OBJECTIVE:  Long-term growth of capital

PORTFOLIO:  At least 80% common stocks and securities convertible into common stocks

INCEPTION:  June 1, 1972

NET ASSETS AT DECEMBER 31, 2000:   $3,028,486,642

Q:   HOW DID THE FUND PERFORM DURING 2000?

A:   After five consecutive years in which both the S&P 500 Index(1) and The
Guardian Park Avenue Fund were up more than 20% each year, 2000 was a disappointment. The S&P 500 Index was down by 9.10% while the Fund was down 18.62%.(2) By our calculations that is the worst return for the S&P 500 Index since 1974 when the economy was in the midst of a devastating recession. The NASDAQ Composite Index,(3) which is heavily weighted toward technology stocks, was down 55% during the last three quarters of the year and finished the year down 39.18%. The Guardian Park Avenue Fund is a core fund, attempting to achieve long-term growth of capital for its investors. Over its 28-year life, the Fund has underperformed the S&P 500 Index eleven of 28 years but still managed to produce dramatically better results. Over the life of the Fund, each dollar invested in it on an after sales charge basis has outperformed the S&P by more than two-to-one. We attribute this to the Fund's flexible charter, which permits it to shift styles as opportunities arise, and to its unique blend of fundamental and quantitative stock selection techniques.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE YEAR?

A:   From our vantage point, this was the year of the Federal Reserve Board
(Fed). The Fed and its influence on monetary policy has always had a big influence on the stock market. But in 2000, this influence was especially large. Only in late 2000 did it become apparent how badly the Fed had misjudged its series of tightenings. While we believed that the Fed had raised interest rates too much, we did not think they would put the economy into a quick free fall toward recession in the fourth quarter. Among the casualties were technology stocks, which had their worst year ever. While we had been trimming our technology exposure since March, we were still overweighted. What had been measured selling in the general market into late October, then became a full-scale rout after Nortel announced a slowing of business on October 24.

-------------------------------------------------------------------------------

"From beginning to end, 2000 was a wild, roller coaster ride with the greatest volatility in half a century, by some measures. After just two weeks in January, one major strategist said the market had been like Dr. Jekyll and Mr. Hyde."

-------------------------------------------------------------------------------

  From beginning to end, 2000 was a wild, roller coaster ride with the greatest volatility in half a century by some measures. After just two weeks in January, one major strategist said the market had been like Dr. Jekyll and Mr. Hyde.

  One factor contributing to this volatility was the lingering effects of Y2K. While the onset of the Millennium passed without problems, preparations for it distorted economic activity for years before and lingered afterwards, confusing both businesses and economic policymakers. Businesses stocked critical goods and the Fed stocked money. Both actions fooled decision-makers in the private sector and government. The Fed's accommodative monetary policy around year-end 1999 helped avoid problems at New Year's, but confused everyone. These actions amounted to a reversal of policy for four months in the middle of a year-long tightening cycle. Afterwards the Fed misjudged the burst of activity from the loosened monetary spigots and tightened too aggressively in the spring.

  Early on, many economists had believed that a classic recession triggered by a buildup in inventories was no longer likely because of the improvements in information services. However, the inventory buildup returned as a threat in the fourth quarter of 2000. Businesses went from

-------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5% except where noted. The total figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C shares), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so that actual returns would have been somewhat lower.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.
-------------------------------------------------------------------------------
shortages of key components to large inventories in a matter of weeks, surprising everyone.

  The dramatic Fed action in early 2001 may soften the fallout but it is by no means clear that they can forestall a recession. Adding to the problem, growth has been slowing rapidly around the world as foreign central banks have also been in a tightening cycle. This appears to be leading to the first simultaneous worldwide slowdown in the major economies since 1974. Just one example of how rapid the falloff in economic activity has been: in the last quarter the rate of auto sales declined 20% with no sign of a bottom.

Q:   WHAT IS YOUR OUTLOOK FOR 2001 AND THE NEXT FEW YEARS?

A:   The outlook seems among the most uncertain of the last decade. After a decade of expansion -- a record for the American economy -- a certain sloppiness has crept into the economy. Business executives, economic policymakers and investors have begun to take too much for granted, people have begun to cut corners and many unpleasant decisions were postponed. As many sectors of the economy began to get crunched, speculation and wishful thinking began to be replaced by more rational actions. We are hopeful that this process, while unpleasant, can be completed in relatively short order, perhaps even avoiding an official recession which is, by definition, two successive quarters of falling gross domestic product.

  The economic problems do not seem as forbidding as those of the economic downturns of the 1970's and 1980's. If that is the case, the secular uptrend may resume later in the year. Given that U.S. fiscal and monetary policy remain sound and inflation is under control, the backdrop for the stock market remains good. Valuations in most sectors are quite attractive, particularly when factoring in falling interest rates. At year-end we had our heaviest weighting in financial stocks, which tend to benefit from Fed easings. We also remained modestly overweighted in technology and energy and underweighted in consumer areas, which will likely bear the brunt of a slowdown.

----------------------------------------------------------------
             TOP TEN HOLDINGS AS OF DECEMBER 31, 2000

          COMPANY              PERCENT OF TOTAL NET ASSETS
----------------------------------------------------------------
  1.  General Electric Co.                                4.83%
----------------------------------------------------------------
  2.  Citigroup, Inc.                                     4.31%
----------------------------------------------------------------
  3.  Cisco Systems, Inc.                                 2.73%
----------------------------------------------------------------
  4.  EMC Corp.                                           2.31%
----------------------------------------------------------------
  5.  Corning, Inc.                                       2.06%
----------------------------------------------------------------
  6.  Nortel Networks Corp.                               1.86%
----------------------------------------------------------------
  7.  Oracle Corp.                                        1.83%
----------------------------------------------------------------
  8.  Lehman Brothers Hldgs., Inc.                        1.76%
----------------------------------------------------------------
  9.  Federal National Mortgage Assn.                     1.38%
----------------------------------------------------------------
 10.  Washington Mutual, Inc.                             1.34%
----------------------------------------------------------------

 THE GUARDIAN PARK AVENUE FUND

                              SECTOR WEIGHTINGS OF
                               COMMON STOCKS HELD
                        BY THE FUND ON DECEMBER 31, 2000

                               [SECTOR PIE CHART]

                                                                     CAPITAL
                       CONSUMER   CONSUMER    CONSUMER   CAPITAL     GOODS -                  BASIC
CREDIT CYCLICALS       SERVICES   CYCLICALS   STAPLES     GOODS     TECHNOLOGY    ENERGY    INDUSTRIES   FINANCIAL   UTILITIES
----------------       --------   ---------   --------   -------    ----------    ------    ----------   ---------   ---------
1.84%                    3.19%      1.92%      11.31%      7.36%       20.84%      8.64%       0.11%       25.39%      6.04%


                       TELECOMMUNICATIONS
                       ------------------
                          13.36%

--------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000

                                            Inception                                                                  Since
                                              Date          1 Year        3 Years       5 Years       10 Years       Inception
--------------------------------------------------------------------------------------------------------------------------------
 Class A Shares (without sales charge)       6/1/72         -18.62%        8.74%        17.01%         18.98%          15.99%
--------------------------------------------------------------------------------------------------------------------------------
 Class A Shares (with sales charge)          6/1/72         -22.28%        7.08%        15.93%         18.43%          15.24%
--------------------------------------------------------------------------------------------------------------------------------
 Class B Shares (without sales charge)       5/1/96         -19.34%        7.76%            NA             NA          15.52%
--------------------------------------------------------------------------------------------------------------------------------
 Class B Shares (with sales charge)          5/1/96         -21.69%        6.71%            NA             NA          14.79%
--------------------------------------------------------------------------------------------------------------------------------
 Class C Shares (without sales charge)       8/7/00              NA           NA            NA             NA         -21.79%
--------------------------------------------------------------------------------------------------------------------------------
 Class C Shares (with sales charge)          8/7/00              NA           NA            NA             NA         -22.57%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Prior to August 25, 1998, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

 THE GUARDIAN PARK AVENUE FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[GROWTH OF INVESTMENT CHART]

                                                THE GUARDIAN PARK AVENUE
                                                          FUND                   S&P 500 INDEX               COST OF LIVING
                                                ------------------------         -------------               --------------
6/1/72                                              $   9,550.00               $   10,000.00               $   10,000.00
                                                        9,352.07                    9,790.85                   10,024.00
                                                        9,421.35                    9,837.15                   10,064.10
                                                        9,698.45                   10,198.70                   10,080.20
                                                        9,479.88                   10,172.80                   10,120.50
                                                        9,560.74                   10,291.80                   10,152.90
                                                       10,126.70                   10,784.30                   10,177.30
1972                                                    9,914.46                   10,935.50                   10,209.80
                                                        9,540.52                   10,772.80                   10,241.50
                                                        9,165.93                   10,394.30                   10,313.20
                                                        8,949.41                   10,404.00                   10,409.10
                                                        8,506.06                   10,004.50                   10,480.90
                                                        8,103.96                    9,841.10                   10,544.90
                                                        7,753.41                    9,801.76                   10,616.50
                                                        8,310.17                   10,199.70                   10,641.00
                                                        8,052.41                    9,852.06                   10,833.60
                                                        9,097.81                   10,270.60                   10,866.10
                                                        9,182.15                   10,284.10                   10,954.10
                                                        8,085.77                    9,142.83                   11,034.00
1973                                                    8,349.32                    9,320.12                   11,105.80
                                                        8,844.80                    9,253.88                   11,202.40
                                                        8,944.92                    9,247.83                   11,346.60
                                                        8,890.70                    9,061.20                   11,490.90
                                                        8,728.07                    8,735.47                   11,539.00
                                                        8,218.48                    8,471.45                   11,683.20
                                                        8,088.37                    8,376.16                   11,779.30
                                                        7,969.11                    7,753.71                   11,875.50
                                                        7,340.25                    7,085.49                   12,019.70
                                                        6,809.30                    6,276.04                   12,164.00
                                                        7,456.74                    7,328.95                   12,284.20
                                                        7,278.14                    6,970.41                   12,380.30
1974                                                    7,010.23                    6,860.77                   12,476.50
                                                        8,383.25                    7,733.96                   12,524.60
                                                        8,729.49                    8,225.89                   12,620.70
                                                        9,047.34                    8,433.61                   12,668.80
                                                        9,240.32                    8,863.51                   12,716.90
                                                        9,694.39                    9,284.29                   12,789.00
                                                       10,193.90                    9,724.30                   12,885.20
                                                        9,819.25                    9,098.00                   13,029.40
                                                        9,728.44                    8,938.55                   13,053.40
                                                        9,514.73                    8,662.64                   13,125.50
                                                       10,102.10                    9,228.31                   13,197.70
                                                       10,301.80                    9,487.21                   13,293.80
1975                                                   10,301.80                    9,410.43                   13,341.90
                                                       11,664.40                   10,555.80                   13,366.00
                                                       12,051.50                   10,467.90                   13,414.00
                                                       12,303.10                   10,819.30                   13,438.10
                                                       12,279.10                   10,733.30                   13,486.10
                                                       12,171.30                   10,612.60                   13,582.30
                                                       12,914.10                   11,077.20                   13,654.40
                                                       13,009.90                   11,022.10                   13,726.50
                                                       13,045.80                   10,999.90                   13,798.70
                                                       13,556.40                   11,281.40                   13,846.70
                                                       13,138.60                   11,066.80                   13,918.90
                                                       13,667.10                   11,017.20                   13,942.90
1976                                                   14,711.80                   11,628.00                   13,991.00
                                                       14,379.90                   11,078.20                   14,063.10
                                                       14,273.40                   10,876.80                   14,207.30
                                                       14,561.80                   10,763.10                   14,303.50
                                                       14,823.90                   10,805.00                   14,423.70
                                                       14,706.00                   10,591.00                   14,495.80
                                                       15,531.70                   11,107.60                   14,592.00
                                                       15,243.30                   10,968.90                   14,664.10
                                                       15,007.40                   10,780.40                   14,712.20
                                                       15,153.90                   10,795.30                   14,760.20
                                                       14,725.20                   10,370.20                   14,808.30
                                                       15,810.50                   10,692.20                   14,880.40
1977                                                   15,877.50                   10,765.90                   14,928.50
                                                       15,247.70                   10,149.00                   15,024.70
                                                       15,321.70                    9,944.06                   15,120.80
                                                       16,168.20                   10,235.00                   15,241.00
                                                       17,452.10                   11,156.20                   15,361.20
                                                       18,157.50                   11,255.90                   15,505.50
                                                       17,931.80                   11,100.90                   15,673.70
                                                       19,102.80                   11,748.00                   15,793.90
                                                       20,076.20                   12,099.90                   15,866.00
                                                       19,573.60                   12,061.30                   15,986.20
                                                       17,026.20                   11,006.50                   16,130.50
                                                       17,702.60                   11,238.50                   16,202.60
1978                                                   18,177.60                   11,454.10                   16,274.70
                                                       19,026.70                   11,961.00                   16,419.00
                                                       18,671.70                   11,577.60                   16,611.30
                                                       19,946.20                   12,262.10                   16,779.50
                                                       20,022.90                   12,336.40                   16,971.90
                                                       19,930.80                   12,066.60                   17,188.20
                                                       20,437.50                   12,582.60                   17,380.50
                                                       20,959.60                   12,748.80                   17,572.90
                                                       22,280.10                   13,478.60                   17,741.10
                                                       22,452.30                   13,534.70                   17,933.50
                                                       21,439.70                   12,664.50                   18,077.70
                                                       22,341.50                   13,260.10                   18,246.00
1979                                                   23,464.90                   13,538.80                   18,438.30
                                                       25,316.20                   14,379.50                   18,702.70
                                                       24,841.50                   14,377.50                   18,967.20
                                                       22,420.60                   12,986.90                   19,255.60
                                                       23,016.80                   13,584.10                   19,472.00
                                                       24,064.70                   14,276.80                   19,664.30
                                                       24,606.70                   14,721.40                   19,880.70
                                                       25,907.40                   15,744.00                   19,880.70
                                                       26,485.60                   15,900.70                   20,024.90
                                                       27,152.90                   16,362.80                   20,193.20
                                                       27,544.00                   16,691.90                   20,385.50
                                                       29,033.90                   18,460.80                   20,553.80
1980                                                   28,512.40                   17,907.00                   20,746.10
                                                       28,475.20                   17,156.90                   20,914.30
                                                       29,350.40                   17,452.80                   21,130.70
                                                       30,517.80                   18,145.70                   21,274.90
                                                       30,804.60                   17,791.20                   21,419.20
                                                       30,907.00                   17,832.80                   21,587.50
                                                       30,517.80                   17,725.10                   21,779.80
                                                       30,210.60                   17,753.90                   22,020.20
                                                       29,104.60                   16,729.30                   22,188.40
                                                       28,007.00                   15,910.10                   22,404.80
                                                       29,572.60                   16,767.70                   22,452.90
                                                       30,659.80                   17,454.10                   22,525.00
1981                                                   30,159.70                   17,009.40                   22,597.10
                                                       29,398.60                   16,788.70                   22,669.20
                                                       28,441.70                   15,854.60                   22,741.30
                                                       28,209.80                   15,772.70                   22,717.30
                                                       29,531.10                   16,483.80                   22,813.50
                                                       28,789.30                   15,921.30                   23,029.80
                                                       28,186.70                   15,681.50                   23,318.30
                                                       27,468.10                   15,402.60                   23,438.50
                                                       30,898.70                   17,261.20                   23,486.60
                                                       32,040.10                   17,473.00                   23,534.70
                                                       36,122.70                   19,484.50                   23,606.80
                                                       37,698.40                   20,268.40                   23,558.70
1982                                                   37,817.80                   20,656.20                   23,462.50
                                                       38,987.70                   21,425.20                   23,510.60
                                                       40,251.90                   21,915.10                   23,534.70
                                                       42,120.00                   22,719.40                   23,534.70
                                                       45,258.50                   24,507.40                   23,702.90
                                                       46,603.50                   24,291.80                   23,847.20
                                                       49,542.70                   25,227.30                   23,919.30
                                                       48,347.10                   24,482.00                   24,015.40
                                                       47,201.30                   24,845.70                   24,087.60
                                                       48,461.50                   25,183.80                   24,207.80
                                                       47,346.80                   24,891.30                   24,279.90
                                                       48,309.50                   25,413.00                   24,328.00
1983                                                   48,638.80                   25,279.70                   24,352.00
                                                       48,106.80                   25,138.50                   24,496.20
                                                       46,322.80                   24,256.90                   24,616.40
                                                       46,587.50                   24,673.50                   24,664.50
                                                       47,411.00                   24,902.80                   24,784.70
                                                       45,352.20                   23,524.70                   24,856.80
                                                       47,763.90                   24,026.80                   24,928.90
                                                       46,940.40                   23,728.00                   25,025.10
                                                       52,646.20                   26,337.20                   25,121.20
                                                       52,987.20                   26,342.70                   25,241.50
                                                       53,530.00                   26,440.60                   25,313.60
                                                       53,349.10                   26,142.10                   25,313.60
1984                                                   54,796.70                   26,822.10                   25,313.60
                                                       60,285.40                   28,911.50                   25,361.70
                                                       62,265.00                   29,262.50                   25,481.80
                                                       61,454.60                   29,281.50                   25,578.00
                                                       60,677.90                   29,251.50                   25,698.20
                                                       63,345.50                   30,931.50                   25,794.40
                                                       64,932.50                   31,408.80                   25,866.50
                                                       65,101.30                   31,363.50                   25,914.60
                                                       64,324.70                   31,095.60                   25,962.60
                                                       60,393.30                   30,130.20                   26,034.80
                                                       63,211.80                   31,519.90                   26,130.90
                                                       68,642.80                   33,672.50                   26,203.00
1985                                                   72,870.60                   35,288.90                   26,275.20
                                                       74,692.40                   35,484.10                   26,347.30
                                                       81,117.00                   38,124.50                   26,275.20
                                                       87,124.20                   40,237.10                   26,155.00
                                                       87,966.00                   39,781.50                   26,106.90
                                                       92,060.10                   41,887.60                   26,179.00
                                                       93,437.60                   42,589.10                   26,323.20
                                                       86,741.60                   40,206.30                   26,323.20
                                                       89,343.50                   43,176.90                   26,371.30
                                                       82,440.90                   39,624.20                   26,491.50
                                                       86,156.60                   41,911.10                   26,515.50
                                                       88,053.10                   42,926.80                   26,539.60
1986                                                   86,265.10                   41,837.40                   26,563.60
                                                       96,622.00                   47,470.20                   26,731.90
                                                      104,583.00                   49,338.70                   26,828.10
                                                      106,767.00                   50,754.40                   26,948.20
                                                      102,610.00                   50,296.80                   27,092.50
                                                      101,812.00                   50,723.10                   27,188.70
                                                      104,493.00                   53,265.20                   27,284.80
                                                      108,894.00                   55,960.30                   27,356.90
                                                      113,465.00                   58,038.60                   27,501.20
                                                      111,857.00                   56,768.60                   27,645.40
                                                       84,897.70                   44,543.50                   27,717.50
                                                       81,046.40                   40,882.30                   27,741.60
1987                                                   88,817.70                   43,971.70                   27,741.60
                                                       90,390.90                   45,882.30                   27,813.70
                                                       97,542.10                   47,928.20                   27,885.80
                                                      100,212.00                   46,471.70                   28,006.00
                                                      102,214.00                   47,047.70                   28,150.20
                                                      100,927.00                   47,334.80                   28,246.40
                                                      107,179.00                   49,508.40                   28,366.60
                                                      106,305.00                   49,383.20                   28,486.80
                                                      102,954.00                   47,625.20                   28,607.00
                                                      105,723.00                   49,648.70                   28,799.30
                                                      106,402.00                   51,085.90                   28,895.50
                                                      104,168.00                   50,271.70                   28,919.50
1988                                                  107,273.00                   51,153.70                   28,967.60
                                                      114,085.00                   54,944.70                   29,111.80
                                                      115,396.00                   53,512.00                   29,232.00
                                                      117,282.00                   54,772.20                   29,400.30
                                                      121,632.00                   57,675.20                   29,592.60
                                                      124,304.00                   59,855.60                   29,760.90
                                                      124,125.00                   59,543.20                   29,833.00
                                                      129,554.00                   64,971.50                   29,905.10
                                                      136,313.00                   66,143.60                   29,953.20
                                                      135,355.00                   65,880.60                   30,049.30
                                                      129,660.00                   64,397.40                   30,193.60
                                                      131,097.00                   65,632.50                   30,265.70
1989                                                  132,839.00                   67,203.70                   30,313.80
                                                      125,025.00                   62,757.20                   30,626.30
                                                      127,733.00                   63,471.00                   30,770.50
                                                      130,994.00                   65,181.10                   30,938.80
                                                      125,887.00                   63,615.10                   30,986.90
                                                      133,885.00                   69,636.30                   31,059.00
                                                      131,828.00                   69,207.30                   31,227.30
                                                      128,889.00                   69,036.50                   31,347.50
                                                      116,569.00                   62,734.10                   31,636.00
                                                      111,191.00                   59,733.30                   31,900.40
                                                      106,313.00                   59,530.10                   32,092.70
                                                      112,316.00                   63,282.70                   32,164.80
1990                                                  116,458.00                   65,040.90                   32,164.80
                                                      123,601.00                   67,941.90                   32,357.10
                                                      133,296.00                   72,697.10                   32,405.20
                                                      138,270.00                   74,501.00                   32,453.30
                                                      137,760.00                   74,726.90                   32,501.40
                                                      141,969.00                   77,806.90                   32,597.50
                                                      136,676.00                   74,297.50                   32,693.70
                                                      143,745.00                   77,836.60                   32,741.80
                                                      148,213.00                   79,567.80                   32,837.90
                                                      149,055.00                   78,255.80                   32,982.20
                                                      153,911.00                   79,387.00                   33,030.20
                                                      147,047.00                   76,115.80                   33,126.40
1991                                                  157,405.00                   84,769.50                   33,150.40
                                                      161,087.00                   83,288.40                   33,198.50
                                                      164,273.00                   84,291.30                   33,318.70
                                                      161,866.00                   82,670.80                   33,487.00
                                                      162,007.00                   85,184.90                   33,535.10
                                                      164,981.00                   85,478.40                   33,583.20
                                                      159,261.00                   84,210.30                   33,703.30
                                                      165,903.00                   87,744.00                   33,775.50
                                                      161,618.00                   85,854.80                   33,871.60
                                                      166,831.00                   86,845.70                   33,967.80
                                                      171,045.00                   87,243.10                   34,088.00
                                                      181,829.00                   90,091.10                   34,136.10
1992                                                  189,636.00                   91,213.70                   34,112.00
                                                      198,301.00                   92,072.20                   34,280.30
                                                      200,410.00                   93,251.90                   34,400.50
                                                      208,020.00                   95,203.20                   34,520.70
                                                      204,931.00                   93,005.70                   34,616.80
                                                      210,205.00                   95,338.20                   34,664.90
                                                      215,388.00                   95,625.60                   34,713.00
                                                      216,770.00                   95,336.60                   34,713.00
                                                      229,973.00                   98,834.10                   34,809.20
                                                      234,041.00                   98,074.40                   34,881.30
                                                      230,663.00                  100,199.00                   35,025.50
                                                      223,525.00                   99,132.10                   35,049.60
1993                                                  228,090.00                  100,349.00                   35,049.60
                                                      233,906.00                  103,841.00                   35,145.70
                                                      231,197.00                  100,956.00                   35,265.90
                                                      221,557.00                   96,584.30                   35,386.10
                                                      223,310.00                   97,932.00                   35,434.20
                                                      224,664.00                   99,377.20                   35,458.20
                                                      218,928.00                   96,957.00                   35,578.40
                                                      224,708.00                  100,245.00                   35,674.60
                                                      231,226.00                  104,243.00                   35,818.80
                                                      227,396.00                  101,682.00                   35,915.00
                                                      230,737.00                  104,047.00                   35,939.00
                                                      219,656.00                  100,187.00                   35,987.10
1994                                                  224,815.00                  101,655.00                   35,987.10
                                                      224,146.00                  104,366.00                   36,131.30
                                                      236,520.00                  108,365.00                   36,275.60
                                                      245,215.00                  111,557.00                   36,395.80
                                                      252,488.00                  114,924.00                   36,516.00
                                                      260,682.00                  119,336.00                   36,588.10
                                                      270,965.00                  122,113.00                   36,660.20
                                                      286,200.00                  126,247.00                   36,660.20
                                                      288,805.00                  126,461.00                   36,756.40
                                                      298,216.00                  131,765.00                   36,828.50
                                                      293,426.00                  131,368.00                   36,948.70
                                                      300,905.00                  137,009.00                   36,924.60
1995                                                  301,881.00                  139,649.00                   36,900.60
                                                      311,567.00                  144,470.00                   37,116.90
                                                      315,655.00                  145,736.00                   37,237.20
                                                      317,521.00                  147,152.00                   37,429.50
                                                      322,054.00                  149,400.00                   37,573.70
                                                      331,918.00                  153,079.00                   37,645.80
                                                      334,237.00                  153,694.00                   37,669.90
                                                      320,484.00                  146,943.00                   37,742.00
                                                      327,591.00                  149,982.00                   37,814.10
                                                      347,806.00                  158,357.00                   37,934.30
                                                      361,006.00                  162,781.00                   38,054.50
                                                      386,021.00                  174,990.00                   38,126.60
1996                                                  399,827.00                  171,525.00                   38,126.60
                                                      405,907.00                  182,333.00                   38,246.80
                                                      403,993.00                  183,703.00                   38,367.00
                                                      385,662.00                  176,190.00                   38,463.20
                                                      406,511.00                  186,775.00                   38,511.20
                                                      431,994.00                  197,992.00                   38,487.20
                                                      452,077.00                  206,864.00                   38,535.30
                                                      490,144.00                  223,323.00                   38,583.40
                                                      474,137.00                  210,810.00                   38,655.50
                                                      502,354.00                  222,282.00                   38,751.60
                                                      489,528.00                  214,921.00                   38,847.80
                                                      504,816.00                  224,793.00                   38,823.80
1997                                                  514,907.00                  228,623.00                   38,775.70
                                                      507,874.00                  231,206.00                   38,847.80
                                                      543,154.00                  247,830.00                   38,919.90
                                                      570,172.00                  260,544.00                   38,992.00
                                                      579,103.00                  263,280.00                   39,064.20
                                                      569,725.00                  258,672.00                   39,136.30
                                                      585,927.00                  269,200.00                   39,184.30
                                                      572,566.00                  266,266.00                   39,232.40
                                                      484,637.00                  227,844.00                   39,280.50
                                                      511,130.00                  242,654.00                   39,328.60
                                                      545,617.00                  262,284.00                   39,424.70
                                                      576,906.00                  278,179.00                   39,424.70
1998                                                  624,578.00                  294,369.00                   39,400.70
                                                      646,489.00                  306,673.00                   39,496.90
                                                      618,799.00                  297,136.00                   39,544.90
                                                      638,784.00                  309,021.00                   39,665.10
                                                      642,877.00                  320,980.00                   39,953.60
                                                      631,922.00                  313,405.00                   39,953.60
                                                      675,279.00                  330,799.00                   39,953.60
                                                      657,271.00                  320,478.00                   40,073.50
                                                      657,271.00                  318,876.00                   40,169.70
                                                      650,488.00                  310,139.00                   40,362.50
                                                      687,243.00                  329,764.00                   40,435.10
                                                      719,927.00                  336,468.00                   40,459.40
1999                                                  813,487.00                  356,272.00                   40,459.40
                                                      784,737.00                  338,372.00                   40,556.50
                                                      883,856.00                  331,967.00                   40,795.80
                                                      897,136.00                  364,443.00                   41,130.30
                                                      827,451.00                  353,479.00                   41,155.00
                                                      755,029.00                  346,226.00                   41,179.70
                                                      836,898.00                  354,761.00                   41,418.50
                                                      809,980.00                  349,220.00                   41,488.90
                                                      917,713.00                  370,911.00                   41,513.80
                                                      830,392.00                  351,327.00                   41,563.60
                                                      755,972.00                  349,851.00                   41,563.60
                                                      636,474.00                  322,283.00                   41,563.60
2000                                                  662,010.00                  323,862.00                   41,563.60

PERFORMANCE FOR CLASS B AND CLASS C SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996 AND AUGUST 7, 2000, RESPECTIVELY, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO EACH SHARE CLASS.

A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $662,010 on December 31, 2000. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P Index, a similar hypothetical investment would now be worth $323,862. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------

 THE GUARDIAN PARK AVENUE SMALL CAP FUND


[PHOTO]
Catherine McRae
Portfolio Manager


OBJECTIVE:   Long-term growth of capital

PORTFOLIO:   At least 85% in a diversified portfolio of common stocks and convertible securities issued by companies with small market capitalization

INCEPTION:   May 1, 1997

NET ASSETS AT DECEMBER 31, 2000:   $182,031,675

Q:   HOW DID THE FUND PERFORM DURING 2000?

A:   For the year, The Guardian Park Avenue Small Cap Fund slightly outperformed its benchmark, recording a loss of 2.35%(1) versus -2.92% for the Russell 2000 Index.(2) Following a solid start to the year, the Fund faced serious challenges in the final months of 2000. Declining price/ earnings multiples (reflecting higher interest rates) combined with rapidly decelerating earnings forecasts caused stock prices to plummet. The Russell 2000 and the NASDAQ Composite(3) plunged 9.6% and 41.2%, respectively, between August 31 and December 31, carrying the Fund in their wake. While the Fund began to reduce its over-weighted position in technology and telecommunications during the spring, and actually exited the year equal-weighted in these sectors, the reduction did not occur quickly or deeply enough to avert an adverse impact.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE YEAR?

A:   In descending order, the factors affecting the Fund's performance included:
1) a tightening of short-term interest rates by the Federal Reserve Board (Fed) to 6.5% from 4.75%; 2) the subsequent and sudden slowing of the U.S. economy; and 3) the downgrading of earnings expectations across multiple industry sectors. Further compounding the damage was year-end tax loss selling and the uncertainty surrounding the Presidential election, which kept buyers on the sidelines for nearly five weeks. These factors forced the Fund into an increasingly defensive posture as the year progressed. In the March-April period, we used stock market rallies to raise our cash levels to more than 10%. With the help of Daniel Breslin and Allen Klee, we began reducing our technology and telecommunications exposure and added to sectors that typically outperform when the Fed completes an easing phase, namely, financials and healthcare. We also added selectively to consumer staples and utilities. In our judgment, this positioning helped us edge by the Russell 2000 for the year 2000 and moved us closer to a sector-neutral posture, which we believe is appropriate entering 2001.

--------------------------------------------------------------------------------

"In the March-April period, we used stock market rallies to raise our cash levels to more than 10%. With the help of Daniel Breslin and Allen Klee, we began reducing our technology and telecommunications exposure and added to sectors that typically outperform when the Fed completes an easing phase, namely, financials and healthcare."

--------------------------------------------------------------------------------

Q:   WHAT IS THE OUTLOOK FOR 2001?

A:   Two themes have marked the beginning of 2001. First, we have seen profit-taking in names that performed well last year. Defensive sectors such as utilities, healthcare, and consumer staples have been under heavy selling pressure since the year's opening bell. Second, we have observed widespread confusion and rapid sector rotation triggered by an unexpected change in monetary policy.

  On January 3, 2001, the Federal Reserve Board surprised the equity and bond markets with a .50% cut in the Federal Funds rate. By doing so, the Fed acknowledged the sudden and dramatic slowdown in the U.S. economy and the need for immediate remedial action. While this cheered the market, it also gave rise to conflicting investment strategies.

  Using a variety of studies produced by leading Wall Street firms, we examined what happened following the last three Fed interest rate easings. We concluded that there are too many crosscurrents to make major sector bets and thus, decided to adopt a sector-neutral strategy. We quickly aligned the Fund with the Russell 2000 benchmark, a move that principally involved trimming consumer staples and increasing our exposure to consumer cyclicals. Near-term, we will focus our energies on individual stock selection -- based on fundamental analysis and our quantitative techniques -- to attempt to gain an edge. We intend to stay attuned to market trends, which may suggest over-weighting or under-weighting a sector in the future. Most importantly, we believe that patience and discipline will be rewarded this year.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market. The returns for the Russell 2000 Index do not reflect expenses that are deducted from the Fund's returns. Likewise, return figures for the Russell 2000 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

--------------------------------------------------------------------------------

 THE GUARDIAN PARK AVENUE SMALL CAP FUND

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

[SMALL CAP FUND LINE GRAPH]

                                                 SMALL CAP FUND CLASS A      SMALL CAP FUND CLASS B       RUSSELL 2000 INDEX
                                                 ----------------------      ----------------------       ------------------
5/1/97                                              $   9,550.00                $  10,000.00                $  10,000.00
                                                       10,419.90                   10,509.90                   11,112.50
6/97                                                   10,999.80                   11,085.90                   11,588.80
                                                       11,804.20                   11,879.10                   12,128.00
                                                       12,047.40                   12,115.20                   12,405.50
                                                       13,347.50                   13,371.10                   13,313.50
                                                       12,889.20                   12,936.70                   12,728.60
                                                       12,814.40                   12,861.20                   12,646.20
12/97                                                  13,016.70                   13,046.50                   12,867.50
                                                       13,016.70                   13,037.00                   12,664.50
                                                       13,858.00                   13,876.90                   13,600.90
                                                       14,557.50                   14,573.50                   14,161.80
                                                       14,652.00                   14,659.50                   14,240.10
                                                       13,905.20                   13,905.50                   13,473.20
6/98                                                   13,895.50                   13,876.50                   13,501.50
                                                       12,743.10                   12,713.00                   12,408.50
                                                       10,000.20                    9,962.65                    9,999.02
                                                       10,409.70                   10,376.20                   10,781.50
                                                       10,581.10                   10,539.60                   11,221.20
                                                       11,343.00                   11,289.70                   11,809.10
12/98                                                  12,190.70                   12,126.40                   12,539.90
                                                       11,876.40                   11,799.40                   12,706.50
                                                       10,695.40                   10,616.60                   11,677.40
                                                       10,733.50                   10,655.00                   11,859.70
                                                       11,247.80                   11,155.10                   12,922.40
                                                       11,409.70                   11,309.00                   13,111.20
6/99                                                   12,000.20                   11,886.00                   13,704.10
                                                       11,895.40                   11,770.50                   13,328.60
                                                       11,638.30                   11,510.90                   12,835.50
                                                       11,790.70                   11,655.10                   12,838.00
                                                       12,628.80                   12,462.90                   12,890.70
                                                       14,276.40                   14,068.90                   13,660.40
12/99                                                  16,665.50                   16,405.70                   15,206.70
                                                       16,493.80                   16,223.00                   14,962.50
                                                       20,393.30                   20,569.60                   17,433.30
                                                       19,049.00                   18,723.20                   16,284.00
                                                       17,380.50                   17,069.20                   15,304.00
                                                       16,036.20                   15,742.10                   14,412.10
6/00                                                   18,591.30                   18,223.20                   15,668.50
                                                       18,238.60                   17,877.00                   15,164.40
                                                       20,774.60                   20,348.40                   16,321.40
                                                       19,773.50                   19,348.30                   15,841.70
                                                       18,067.00                   17,665.40                   15,810.50
                                                       14,730.10                   14,395.80                   13,155.90
12/00                                                  16,273.50                   15,895.00                   12,247.10

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A and Class B shares of The Guardian Park Avenue Small Cap Fund and the Russell 2000 Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. For Class B shares, the contingent deferred sales charge of 3% was imposed at the end of the period. The Index and Class B shares begin at $10,000.

     PERFORMANCE FOR CLASS C SHARES, WHICH WERE FIRST OFFERED ON AUGUST 7, 2000, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

     TOP TEN HOLDINGS AS OF DECEMBER 31, 2000
        COMPANY      PERCENT OF TOTAL NET ASSETS
 1.   Applied Micro Circuits Corp.         1.26%
 2.   King Pharmaceuticals, Inc.           1.23%
 3.   Emulex Corp.                         1.01%
 4.   IVAX Corp.                           0.91%
 5.   Qlogic Corp.                         0.84%
 6.   Teva Pharmaceuticals Inds. Ltd.
      ADR                                  0.83%
 7.   Health Management Associates, Inc.   0.80%
 8.   Calpine Corp.                        0.73%
 9.   AmeriSource Health Corp.             0.72%
 10.  Charter Comm., Inc.                  0.72%

                       SECTOR WEIGHTINGS OF COMMON STOCKS
                    HELD BY THE FUND AS OF DECEMBER 31, 2000
[PIE CHART]

                                                                     CAPITAL
                       CONSUMER   CONSUMER    CONSUMER   CAPITAL     GOODS -                  BASIC
CREDIT CYCLICALS       SERVICES   CYCLICALS   STAPLES     GOODS     TECHNOLOGY    ENERGY    INDUSTRIES   FINANCIAL   TRANSPORTATION
----------------       --------   ---------   --------   -------    ----------    ------    ----------   ---------   --------------
1.58%                   10.87%      5.57%      18.04%      7.39%       18.44%      6.86%       1.58%       18.80%         1.44%


                       UTILITIES   TELECOMMUNICATIONS
                       ---------   ------------------
                          4.80%         4.63%

                        AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                              Inception                                     Since
                                                                Date          1 Year        3 Years       Inception
    Class A Shares (without sales charge)                      5/1/97          -2.35%        7.69%          15.61%
    Class A Shares (with sales charge)                         5/1/97          -6.75%        6.05%          12.75%
    Class B Shares (without sales charge)                      5/6/97          -3.11%        6.80%          13.47%
    Class B Shares (with sales charge)                         5/6/97          -5.94%        5.76%          12.56%
    Class C Shares (without sales charge)                      8/7/00              NA           NA         -14.67%
    Class C Shares (with sales charge)                         8/7/00              NA           NA         -15.51%

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN ASSET ALLOCATION FUND


[PHOTO]
Jonathan C. Jankus, C.F.A.
Portfolio Manager

OBJECTIVE:   Long-term total investment return consistent with moderate investment risk
PORTFOLIO:   A mixture of equity securities, debt obligations and money market instruments; purchases shares of The Guardian Park Avenue, The Guardian Investment Quality Bond, and The Guardian Cash Management Funds

INCEPTION:   February 16, 1993

NET ASSETS AT DECEMBER 31, 2000:   $286,795,735

Q.   HOW DID THE FUND PERFORM THIS YEAR?

A. For the year ending December 31, 2000, the Fund's return was 1.00%,(1) placing it a bit above the average 0.29% return of funds with similar objectives and policies in the Lipper Analytical Services(2) universe. The fund also outperformed the median return of 0.80% produced by asset allocation funds of the Morningstar Inc.(3) universe. We are delighted to report that the Fund's return exceeds the -0.98% return experienced by its passive composite benchmark (60% of the S&P 500 Index(4) and 40% of the Lehman Aggregate Bond Index(5) rebalanced monthly). Since its inception on February 16, 1993, the Fund's annualized return of 13.71% places it slightly ahead of the annualized return of 13.14% experienced by its passive composite benchmark (60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index rebalanced monthly).

Q.   WHAT FACTORS AFFECTED FUND PERFORMANCE?

A. For the first time in ten years, equity returns were negative as measured by the S&P 500 Index which achieved a total return of -9.10% during 2000. However, the real story was being played out in the NASDAQ over-the-counter market, where the NASDAQ Index(6) returned a staggering -39.18%.

--------------------------------------------------------------------------------

"The Fund correctly maintained an extremely conservative posture during the year, reaching a low of 13% equity exposure in mid-summer. This was the most negative posture towards equities that the Fund had ever assumed."

--------------------------------------------------------------------------------

  The Fund correctly maintained an extremely conservative posture during the year, reaching a low of 13% equity exposure in mid-summer. This was the most negative posture towards equities that the Fund had ever assumed.

Q.   WHAT ARE YOUR EXPECTATIONS FOR THE YEAR 2001?

A. Our investing will, of course, continue to be guided by our quantitative model which, as of year-end, has us invested 60% in stocks, 40% in bonds and no cash. This happens to be our neutral position, indicating that we consider the overall stock market to be fairly valued relative to fixed income alternatives.

  At the time of this writing, the Federal Reserve Board (Fed) has moved to lower interest rates in the hope of averting a recession and some form of tax cut package is sure to emanate from the new administration. Historically, these actions have boded well for equities, but corporate profitability remains a question. At the very least, valuation levels are far more reasonable now than they were when we began the year 2000.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred shares sales charges applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales charges that an investor may have to pay when purchasing or redeeming shares of the fund.

(3) Morningstar, Inc. is an independent mutual fund monitoring and rating service, and its database of performance information is based on historical total returns, which assumes the reinvestment of dividends and distributions, and the deduction of all fund expenses. Morningstar returns do not reflect the deduction of sales loads and performance would be different if sales loads were deducted.

(4) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(5) The Lehman Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity. The Lehman Aggregate Bond Index is not available for direct investment, and the returns do not reflect expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(6) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The NASDAQ Composite Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

--------------------------------------------------------------------------------

 THE GUARDIAN ASSET ALLOCATION FUND

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[ASSET ALLOCATION FUND LINE GRAPH]

                                                GUARDIAN ASSET ALLOCATION                                 LEHMAN AGGREGATE BOND
                                                      FUND A SHARES             S&P 500 INDEX                  FUND INDEX
                                                -------------------------       -------------             ---------------------
2/93                                               $    9,550.00               $   10,000.00               $   10,000.00
                                                        9,674.15                    9,987.60                   10,129.00
                                                        9,855.60                   10,196.30                   10,171.50
                                                        9,798.30                    9,960.81                   10,242.70
                                                        9,893.80                   10,210.80                   10,256.10
                                                       10,180.30                   10,241.50                   10,441.70
                                                       10,180.30                   10,210.70                   10,501.20
                                                       10,753.30                   10,585.50                   10,685.00
                                                       10,915.60                   10,504.00                   10,713.80
                                                       10,877.50                   10,731.90                   10,753.50
                                                       10,591.00                   10,618.10                   10,662.10
12/93                                                  10,711.20                   10,748.70                   10,719.60
                                                       11,120.90                   11,122.80                   10,864.40
                                                       10,857.50                   10,813.60                   10,675.30
                                                       10,506.30                   10,345.40                   10,411.60
                                                       10,428.30                   10,490.20                   10,328.30
                                                       10,360.00                   10,645.40                   10,327.30
                                                       10,184.40                   10,385.70                   10,304.60
                                                       10,358.80                   10,737.80                   10,509.60
                                                       10,672.00                   11,166.20                   10,522.30
                                                       10,459.80                   10,891.50                   10,367.60
                                                       10,661.90                   11,145.30                   10,358.30
                                                       10,288.00                   10,731.80                   10,335.50
12/94                                                  10,977.30                   10,888.50                   10,406.80
                                                       10,421.80                   11,179.20                   10,612.80
                                                       11,016.20                   11,607.40                   10,865.40
                                                       11,292.90                   11,949.80                   10,931.70
                                                       11,364.60                   12,310.70                   11,084.80
                                                       11,723.30                   12,783.40                   11,513.70
                                                       11,989.70                   13,081.20                   11,597.80
                                                       12,542.40                   13,524.70                   11,572.30
                                                       12,552.80                   13,547.70                   11,712.30
                                                       12,873.00                   14,115.40                   11,825.90
                                                       12,759.40                   14,073.00                   11,979.60
                                                       13,048.70                   14,676.70                   12,159.30
12/95                                                  13,053.20                   14,960.00                   12,329.60
                                                       13,353.30                   15,476.10                   12,410.90
                                                       13,342.60                   15,612.30                   12,195.00
                                                       13,428.30                   15,763.70                   12,109.60
                                                       13,514.10                   16,004.90                   12,041.80
                                                       13,760.60                   16,398.70                   12,017.70
                                                       13,925.30                   16,464.20                   12,178.80
                                                       13,447.10                   15,741.50                   12,211.60
                                                       13,606.50                   16,067.30                   12,190.90
                                                       14,266.90                   16,963.90                   12,403.00
                                                       14,779.30                   17,437.20                   12,678.40
                                                       15,724.40                   18,744.90                   12,895.10
12/96                                                  15,500.60                   18,373.80                   12,775.20
                                                       16,337.90                   19,531.30                   12,814.80
                                                       16,302.00                   19,677.80                   12,846.90
                                                       15,751.80                   18,873.00                   12,704.30
                                                       16,421.60                   20,007.30                   12,894.80
                                                       17,151.20                   21,207.70                   13,017.30
                                                       17,711.00                   22,157.80                   13,172.20
                                                       18,839.40                   23,921.60                   13,527.90
                                                       18,312.00                   22,582.00                   13,412.90
                                                       18,937.50                   23,810.40                   13,611.40
                                                       18,814.90                   23,022.30                   13,808.80
                                                       19,035.70                   24,079.00                   13,872.30
12/97                                                  19,288.60                   24,488.40                   14,012.40
                                                       19,178.70                   24,765.10                   14,191.80
                                                       19,988.70                   26,545.70                   14,180.40
                                                       20,634.00                   27,907.50                   14,228.60
                                                       20,812.40                   28,200.50                   14,302.60
                                                       20,702.60                   27,707.00                   14,438.50
                                                       21,071.30                   28,834.70                   14,561.20
                                                       20,820.30                   28,520.40                   14,591.80
                                                       18,937.70                   24,404.90                   14,829.60
                                                       19,830.20                   25,991.20                   15,176.60
                                                       20,959.80                   28,093.90                   15,096.20
                                                       21,838.30                   29,796.40                   15,182.30
12/98                                                  23,032.20                   31,530.50                   15,227.80
                                                       23,593.20                   32,848.50                   15,335.90
                                                       22,829.70                   31,826.90                   15,067.50
                                                       23,359.50                   33,100.00                   15,150.40
                                                       23,608.80                   34,381.00                   15,198.90
                                                       23,328.30                   33,569.60                   15,065.10
                                                       23,957.80                   35,432.70                   15,016.90
                                                       23,665.50                   34,327.20                   14,953.90
                                                       23,730.40                   34,155.60                   14,946.40
                                                       23,714.20                   33,217.70                   15,119.80
                                                       24,185.20                   35,319.70                   15,175.70
                                                       24,656.30                   36,037.70                   15,174.20
12/99                                                  26,023.00                   38,158.80                   15,101.00
                                                       26,058.20                   36,241.70                   15,051.60
                                                       27,961.10                   35,555.60                   15,233.60
                                                       27,732.00                   39,034.00                   15,434.30
                                                       26,851.10                   37,859.70                   15,390.10
                                                       25,846.80                   37,082.80                   15,383.00
                                                       27,221.10                   37,997.00                   15,703.10
                                                       27,130.00                   37,403.50                   15,845.60
                                                       28,295.10                   39,726.70                   16,075.40
                                                       27,592.40                   37,629.20                   16,176.60
                                                       26,982.10                   37,471.10                   16,283.40
                                                       25,706.00                   34,518.40                   16,550.50
12/00                                                  26,284.00                   34,687.50                   16,858.30

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A shares of The Guardian Asset Allocation Fund, the S&P 500 Index and the Lehman Aggregate Bond Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. Each Index begins at $10,000.

     PERFORMANCE FOR CLASS B AND CLASS C SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996 AND AUGUST 7, 2000, RESPECTIVELY, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO EACH SHARE CLASS.

                            PORTFOLIO COMPOSITION BY
                      ASSET CLASS AS OF DECEMBER 31, 2000
[PIE CHART]

FIXED INCOME                      COMMON STOCKS
------------                      -------------
   40.00%                             60.00%

----------------------------------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                        Inception                                                  Since
                                                          Date          1 Year       3 Years       5 Years       Inception
----------------------------------------------------------------------------------------------------------------------------
    Class A Shares (without sales charge)               02/16/93         1.00%       10.87%        15.03%         13.71%
----------------------------------------------------------------------------------------------------------------------------
    Class A Shares (with sales charge)                  02/16/93        -3.54%        9.18%        13.97%         12.39%
----------------------------------------------------------------------------------------------------------------------------
    Class B Shares (without sales charge)               05/01/96         0.26%        9.96%            NA         14.02%
----------------------------------------------------------------------------------------------------------------------------
    Class B Shares (with sales charge)                  05/01/96        -2.66%        8.88%            NA         13.89%
----------------------------------------------------------------------------------------------------------------------------
    Class C Shares (without sales charge)               08/07/00            NA           NA            NA         -4.18%
----------------------------------------------------------------------------------------------------------------------------
    Class C Shares (with sales charge)                  08/07/00            NA           NA            NA         -5.13%
----------------------------------------------------------------------------------------------------------------------------

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred shares sales charges applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN S&P 500 INDEX FUND

[PHOTO]
Jonathan C. Jankus, C.F.A.
Portfolio Manager

OBJECTIVE:   Seeks to track the investment performance of the Standard & Poor's
500 Composite Stock Price Index ("the S&P 500 Index")

PORTFOLIO:   Common stocks of companies included in the S&P 500 Index, which emphasizes securities issued by large U.S. companies

INCEPTION:   August 7, 2000

NET ASSETS AT DECEMBER 31, 2000:   $182,460,967

Q.   HOW DID THE FUND PERFORM THIS YEAR?

A. For the period from Fund inception on August 7, 2000 and ending December 31, 2000, the Fund's return was -10.15%.(1) The Fund's objective is to track the returns of the S&P 500 Index,(2) a theoretical portfolio of 500 blue-chip stocks, which returned -9.99% over the same period. The portfolio index is theoretical in the sense that it is computed as though it was purchased and subsequently rebalanced without any trading costs or fund expenses.

Q.   WHAT FACTORS AFFECTED FUND PERFORMANCE?

A. For the first time in ten years, equity returns were negative as measured by the S&P 500 Index, which achieved a total return of -9.10% during 2000. However, the real story was being played out in the NASDAQ over-the-counter market, where the NASDAQ Index(3) returned a staggering -39.18%.

Q.   WHAT ARE YOUR EXPECTATIONS FOR THE COMING YEAR?

A. We will continue to manage the portfolio so as to be fully invested in stocks, attempt to track the S&P 500 Index's performance and keep trading costs to a minimum. If history is any indication, indexing has proven to be a good long-term strategy.

--------------------------------------------------------------------------------

"At the time of this writing, the Federal Reserve Board has moved to lower interest rates in the hope of averting a recession and some form of tax cut package is sure to emanate from the new administration. Historically, these actions have boded well for equities, but corporate profitability remains a question."
--------------------------------------------------------------------------------

  At the time of this writing, the Federal Reserve Board has moved to lower interest rates in the hope of averting a recession and some form of tax cut package is sure to emanate from the new administration. Historically, these actions have boded well for equities, but corporate profitability remains a question. At the very least, valuation levels are far more reasonable now than they were when we began the year 2000.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.50%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) "S&P," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by Guardian Investor Services Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the expenses that have been deducted from the Fund's return. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

--------------------------------------------------------------------------------

 THE GUARDIAN S&P 500 INDEX FUND

                          SECTOR WEIGHTING COMPARISONS

                    SECTOR WEIGHTINGS FOR THE S&P 500 INDEX
                            AS OF DECEMBER 31, 2000
[PIE CHART]

                       COMMERCIAL                               BASIC     CONSUMER                                   CONSUMER
TRANSPORTATION          SERVICES    UTILITIES   INDUSTRIALS   MATERIALS   SERVICES   TELECOMMUNICATIONS    ENERGY    CYCLICALS
--------------         ----------   ---------   -----------   ---------   --------   ------------------    ------    ---------
0.67%                     2.72%       2.73%        3.44%        4.29%       4.40%           5.06%           6.69%      6.69%

                       CONSUMER
                          NON       HEALTH    FINANCIAL
                       CYCLICALS     CARE     SERVICES    TECHNOLOGY
                       ---------    ------    ---------   ----------
                          7.57%      13.62%      19.50%       22.62%

                       SECTOR WEIGHTINGS HELD BY THE FUND
                            AS OF DECEMBER 31, 2000
[PIE CHART]

                                   COMMERCIAL                   BASIC     CONSUMER                                   CONSUMER
TRANSPORTATION         UTILITIES    SERVICES    INDUSTRIALS   MATERIALS   SERVICES   TELECOMMUNICATIONS    ENERGY    CYCLICALS
--------------         ---------   ----------   -----------   ---------   --------   ------------------    ------    ---------
0.7%                      2.56%        2.67%        3.61%        4.36%       4.38%           5.10%           6.62%      6.97%

                       CONSUMER
                          NON       HEALTH    FINANCIAL
                       CYCLICALS     CARE     SERVICES    TECHNOLOGY
                       ---------    ------    ---------   ----------
                          7.82%      13.55%      19.28%       22.38%

     TOP TEN HOLDINGS AS OF DECEMBER 31, 2000
        COMPANY      PERCENT OF TOTAL NET ASSETS
  1.  General Electric Co.                 4.11%
  2.  Exxon Mobil Corp.                    2.57%
  3.  Pfizer, Inc.                         2.45%
  4.  Cisco Systems, Inc.                  2.28%
  5.  Citigroup, Inc.                      2.20%
  6.  Wal-Mart Stores, Inc.                2.08%
  7.  Microsoft Corp.                      1.96%
  8.  American Int'l. Group, Inc.          1.96%
  9.  Merck & Co., Inc.                    1.87%
 10.  Intel Corp.                          1.76%

                  TOTAL RETURNS(1) FOR PERIOD ENDED DECEMBER 31, 2000
                                                              Inception         Since
                                                                Date          Inception
    Class A Shares (without sales charge)                      8/7/00          -10.15%
    Class A Shares (with sales charge)                         8/7/00          -14.19%
    Class B Shares (without sales charge)                      8/7/00          -10.00%
    Class B Shares (with sales charge)                         8/7/00          -12.66%
    Class C Shares (without sales charge)                      8/7/00          -10.00%
    Class C Shares (with sales charge)                         8/7/00          -10.88%

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.50%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN BAILLIE GIFFORD INTERNATIONAL FUND

[PHOTO]
R. Robin Menzies
Portfolio Manager

OBJECTIVE:   Long-term growth of capital

PORTFOLIO:   At least 80% in a diversified portfolio of common stocks of companies domiciled outside of the United States

INCEPTION:   February 16, 1993

NET ASSETS AT DECEMBER 31, 2000:   $114,436,920

Q:   HOW DID THE FUND PERFORM IN 2000?

A:   After an excellent 1999, the Fund did not fare as well in 2000. Total return for the Fund was -23.81%(1) for the year compared with a total return of -13.96%(2) for the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index. Most major international markets fell, and the strength of the Dollar against foreign currencies magnified the declines for a U.S. investor. In local currency terms, the MSCI EAFE Index showed a total return of -7.11%. The European markets, benefiting from the continuing economic growth in that region, performed better than the Asian ones. The MSCI Europe Index had a total return of -8.14% (and in local currency terms was down only 1.89%), while the MSCI Japan Index had a total return of -28.07% and the MSCI Pacific ex-Japan Index had a total return of -15.19%.(3)

  MSCI industry sector returns were even more widely varied than country returns. More stable, "old economy" sectors like food and insurance produced positive returns of over 15%, while the most pain was experienced in technology-related sectors. Information Technology consulting and services, and computers and peripherals both declined by over 60%, while another strong area of 1999, telecommunications services, fell more than 40%.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A:   The Fund did not perform as well as the MSCI EAFE Index for a number of reasons, many of which were the mirror images of the reasons why the Fund did so well in 1999. For example, while the Fund was underweighted relative to the MSCI EAFE Index in Japan for most of the year -- which was good for relative performance -- the stocks we held in Japan did significantly worse than the MSCI Japan Index. Our holdings of telecommunications and consumer electronics stocks were particularly disappointing. In the course of the year, we made significant changes to the portfolio, for example, significantly reducing the telecommunications exposure, and building up the proportion invested in financials and oils. In 2000, despite the lackluster investment performance, the majority of the companies in the Fund continued to show good fundamental financial performance. We are confident that our fundamental approach to investment will yield good results for shareholders in the long-term.

--------------------------------------------------------------------------------

"The European economies . . . should still exhibit steady expansion in 2001. High levels of consumer confidence -- especially in France -- and the relatively competitive level of the Euro will aid this."
--------------------------------------------------------------------------------

Q:   WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A:   We believe that we are entering a period of slower growth. The European economies, while growing at a slower rate than they were in the middle of 2000, should still exhibit steady expansion in 2001. High levels of consumer confidence -- especially in France -- and the relatively competitive level of the Euro will aid this. While the direction of Japan's economy is as difficult to predict as ever, there are signs that Japanese companies are taking the needs of their shareholders more seriously. Their profit margins are continuing to improve despite lackluster consumer demand. And we expect the dollar to be either unchanged or weaker against the Euro, which should lead to currency gains for U.S. investors.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is an unmanaged index that is generally considered to be representative of international stock market activity. The MSCI EAFE Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund's return.

(3) These indexes are all unmanaged indexes generally considered to be representative of their covered region. The MSCI Europe Index is generally considered to be representative of European stock market activity. The MSCI Japan Index is generally considered to be representative of Japanese stock market activity. The MSCI Pacific ex-Japan Index is generally considered to be representative of the stock market activity of Australia, Singapore, Hong Kong, and New Zealand. The returns for these indexes do not reflect expenses that are deducted from the Fund's return.

--------------------------------------------------------------------------------

 THE GUARDIAN BAILLIE GIFFORD INTERNATIONAL FUND

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[BAILLIE GIFFORD INTERNATIONAL FUND LINE GRAPH]

                                                                THE GUARDIAN BAILLIE GIFFORD
                                                                     INTERNATIONAL FUND                  MSCI EAFE INDEX
                                                                ----------------------------             ---------------
2/16/93                                                            $     9,550.00                     $     10,000.00
                                                                         9,664.43                           10,148.50
                                                                         9,831.70                           11,037.90
                                                                        10,352.10                           12,088.50
                                                                        10,603.00                           12,346.70
6/93                                                                    10,389.30                           12,156.90
                                                                        10,668.00                           12,585.30
                                                                        11,365.00                           13,267.60
                                                                        11,402.20                           12,971.80
                                                                        11,894.70                           13,374.40
                                                                        11,337.10                           12,208.20
12/93                                                                   12,353.50                           13,092.50
                                                                        12,859.20                           14,202.20
                                                                        12,643.80                           14,165.80
                                                                        12,241.10                           13,558.70
                                                                        12,597.00                           14,136.90
                                                                        12,494.00                           14,058.80
6/94                                                                    12,381.60                           14,260.60
                                                                        12,728.40                           14,401.00
                                                                        13,056.70                           14,745.10
                                                                        12,550.20                           14,283.90
                                                                        12,934.80                           14,762.90
                                                                        12,297.00                           14,056.60
12/94                                                                   12,285.10                           14,147.90
                                                                        11,567.40                           13,607.70
                                                                        11,586.30                           13,572.20
                                                                        12,020.70                           14,422.50
                                                                        12,332.30                           14,968.80
                                                                        12,360.60                           14,794.20
6/95                                                                    12,360.60                           14,538.70
                                                                        13,040.00                           15,447.80
                                                                        12,925.80                           14,862.30
                                                                        13,154.20                           15,156.40
                                                                        12,944.80                           14,752.80
                                                                        13,135.20                           15,167.20
12/95                                                                   13,653.60                           15,782.20
                                                                        13,864.90                           15,850.70
                                                                        13,985.60                           15,908.30
                                                                        14,438.40                           16,250.10
                                                                        14,871.00                           16,726.50
                                                                        14,750.30                           16,422.70
6/96                                                                    14,931.40                           16,519.20
                                                                        14,448.40                           16,040.50
                                                                        14,649.70                           16,079.80
                                                                        15,011.90                           16,511.00
                                                                        14,800.60                           16,346.20
                                                                        15,545.20                           17,000.70
12/96                                                                   15,610.40                           16,786.00
                                                                        15,261.70                           16,202.40
                                                                        15,436.00                           16,471.30
                                                                        15,600.20                           16,535.10
                                                                        15,846.30                           16,626.80
                                                                        16,882.20                           17,712.90
6/97                                                                    17,757.60                           18,693.70
                                                                        18,713.30                           19,000.00
                                                                        17,315.80                           17,584.90
                                                                        18,620.80                           18,573.90
                                                                        17,130.80                           17,150.30
                                                                        17,038.30                           16,979.50
12/97                                                                   17,338.70                           17,131.40
                                                                        17,748.40                           17,918.90
                                                                        19,010.00                           19,072.90
                                                                        19,969.70                           19,664.50
                                                                        20,347.10                           19,824.60
                                                                        20,476.50                           19,732.90
6/98                                                                    20,595.80                           19,886.70
                                                                        21,065.70                           20,092.70
                                                                        18,235.80                           17,607.80
                                                                        17,558.30                           17,072.60
                                                                        18,760.20                           18,857.10
                                                                        19,634.30                           19,827.80
12/98                                                                   20,738.00                           20,614.80
                                                                        20,636.60                           20,558.60
                                                                        20,219.80                           20,073.40
                                                                        20,569.00                           20,916.20
                                                                        21,244.90                           21,768.50
                                                                        20,276.10                           20,652.20
6/99                                                                    21,400.40                           21,462.10
                                                                        22,047.90                           22,105.00
                                                                        22,536.40                           22,190.70
                                                                        22,468.20                           22,419.00
                                                                        23,547.30                           23,263.60
                                                                        25,557.90                           24,076.70
12/99                                                                   28,455.50                           26,242.30
                                                                        26,652.60                           24,579.50
                                                                        28,686.90                           25,245.80
                                                                        28,443.30                           26,229.30
                                                                        26,469.90                           24,853.80
                                                                        25,093.40                           24,251.70
6/00                                                                    25,690.30                           25,205.70
                                                                        24,706.70                           24,153.90
                                                                        24,976.50                           24,368.50
                                                                        23,516.70                           23,186.80
                                                                        22,535.30                           22,643.80
                                                                        21,198.20                           21,799.50
12/00                                                                   21,678.90                           22,579.40

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A shares of The Guardian Baillie Gifford International Fund and the MSCI/EAFE Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. The Index begins at $10,000.

     PERFORMANCE FOR CLASS B AND CLASS C SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996 AND AUGUST 7, 2000, RESPECTIVELY, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO EACH SHARE CLASS.

                                      TOP TEN HOLDINGS AS OF DECEMBER 31, 2000
      COMPANY                               PERCENT OF TOTAL NET ASSETS        INDUSTRY SECTOR           COUNTRY
  1.  Nokia OYJ                                                   3.67%  Telecommunications           Finland
  2.  Total Fina S.A.                                             3.46%  Oil and Gas                  France
  3.  Glaxosmithkline                                             2.90%  Pharmaceuticals              United Kingdom
  4.  Vodafone Group                                              2.41%  Telecommunications           United Kingdom
  5.  Aventis S.A.                                                2.41%  Pharmaceuticals              France
  6.  Novartis AG                                                 2.36%  Pharmaceuticals              Switzerland
  7.  Credit Suisse Group                                         2.32%  Financial-Banks              Switzerland
  8.  BP Amoco PLC                                                2.16%  Oil-Integrated               United Kingdom
  9.  Akzo Nobel NV                                               2.10%  Chemicals                    Netherlands
 10.  Ver Ned Uitgevers                                           1.90%  Broadcasting and Publishing  Netherlands

                          AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                     Inception                                                   Since
                                                       Date          1 Year        3 Years       5 Years       Inception
    Class A Shares (without sales charge)             2/16/93        -23.81%        7.73%         9.69%          10.97%
    Class A Shares (with sales charge)                2/16/93        -27.24%        6.09%         8.68%          10.32%
    Class B Shares (without sales charge)              5/1/96        -24.56%        6.73%            NA           7.27%
    Class B Shares (with sales charge)                 5/1/96        -26.76%        5.68%            NA           6.59%
    Class C Shares (without sales charge)              8/7/00             NA           NA            NA         -11.72%
    Class C Shares (with sales charge)                 8/7/00             NA           NA            NA         -13.46%

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN BAILLIE GIFFORD EMERGING MARKETS FUND


[PHOTO]
Edward H. Hocknell
Portfolio Manager

OBJECTIVE:   Long-term capital appreciation

PORTFOLIO:   At least 65% in a portfolio of common stocks issued by emerging market companies

INCEPTION:   May 1, 1997


NET ASSETS AT DECEMBER 31, 2000:   $31,010,490

Q:   HOW DID THE FUND PERFORM DURING 2000?

A:   The Fund's total return for the year was -23.88%,(1) which compares with a decline of 28.84% in the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index.(2)

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE AND WHAT WAS YOUR STRATEGY?

A:   There were important thematic elements in emerging markets throughout the year, which drove violently divergent sector performances. In particular, the emerging markets reached a zenith at the end of the first quarter, forced up by the same impulses as developed markets: easy liquidity and dot.com hysteria. Nine months of weakness followed, as that excess liquidity has been squeezed out of the system by tighter monetary policy in the U.S. In the second half of the year, evidence of weaker demand in the West built up, and its effects on companies in emerging markets began to show through.

  Inventory adjustments and order cancellations in the technology sector decimated the share prices of technology hardware stocks. With so many large Asian index stocks in this sector, this proved a major factor in Asia's poor performance over the year. Later in the year, other sectors, such as software and non-technology exports, also began to see vicious de-rating as fears over the weakness of the U.S. economy grew. The Fund had taken full benefit from the bubble in technology and the Internet, and an aggressive reduction in its exposure early in the downturn was a key cause of its outperformance.

  With the least exposure to technology, multimedia, and telecommunications sectors, Latin markets escaped with the least severe punishment over the year, although these markets were still well down in absolute terms. Our sustained overweight position in Brazil and avoidance of accident-prone Argentina helped us beat the Index.

--------------------------------------------------------------------------------

"In particular, the emerging markets reached a zenith at the end of the first quarter, forced up by the same impulses as developed markets: easy liquidity and dot.com hysteria. Nine months of weakness followed, as that excess liquidity has been squeezed out of the system by tighter monetary policy in the U.S."
--------------------------------------------------------------------------------

  The larger markets of Europe were very volatile and showed wildly diverging performances over the year. Turkey, Greece and Russia were all very weak, whereas the Fund maintained overweight positions in the more defensive markets of Central Europe.

Q:   WHAT IS YOUR OUTLOOK FOR 2001?

A:   Falling demand is likely to continue into 2001, but interest rates are also likely to fall. Easier liquidity must be a positive factor, and there is a strong case for suggesting that emerging markets have been quicker to price in earnings declines than developed markets. Valuations are still below those of developed markets, while earnings growth forecasts are not. We have recently seen correlations between emerging and developed markets beginning to break down, and even some outperformance by emerging markets. There is at least a chance that these trends could continue in the rest of the year.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5% except where noted. The total figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C shares), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is an unmanaged index that is generally considered representative of the stock market activity of emerging markets. The Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. The MSCI EMF Index is not available for direct investment, and the returns do not reflect the fees and expenses that have been deducted from the Fund's return. Likewise, total return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

--------------------------------------------------------------------------------

 THE GUARDIAN BAILLIE GIFFORD EMERGING MARKETS FUND

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[BAILLIE GIFFORD EMERGING MARKETS LINE GRAPH]

                                                  EMERGING MARKETS FUND       EMERGING MARKETS FUND       MSCI EMERGING MARKETS
                                                         CLASS A                     CLASS B                      FREE
                                                  ---------------------       ---------------------       ---------------------
5/1/97                                               $      9,550                $      10,000              $     10,000
                                                         9,960.75                     10,349.5                    10,247
6/97                                                     10,399.5                     10,796.1                  10,839.5
                                                         10,894.3                     11,291.3                    11,037
                                                         10,110.1                       10,466                  9,762.68
                                                         10,408.8                     10,776.7                  9,836.83
                                                         8,653.81                     8,941.75                   8,139.6
                                                         8,401.76                     8,679.61                  7,826.65
12/97                                                    8,788.61                      9,029.5                  7,950.48
                                                          7,870.4                        8,078                  7,413.86
                                                         8,619.96                     8,835.32                  8,233.59
                                                         8,816.72                     9,000.37                  8,524.64
                                                         8,779.24                     8,942.12                  8,374.67
                                                         7,514.36                      7,650.8                  7,238.31
6/98                                                     6,983.04                     7,097.38                  6,506.07
                                                         7,273.61                     7,378.95                  6,714.57
                                                         5,398.97                     5,475.96                  4,855.05
                                                         5,436.46                     5,485.66                  5,171.21
                                                         5,811.39                     6,009.96                  5,729.05
                                                          6,261.3                     6,291.52                  6,190.79
12/98                                                    6,242.56                     6,252.69                  6,105.01
                                                         5,933.24                     5,932.28                  6,005.07
                                                         5,830.14                     5,815.77                  6,119.13
                                                         6,561.25                     6,524.54                  6,887.56
                                                         7,114.26                     7,058.54                  7,769.29
                                                         6,973.67                     6,912.91                   7,751.1
6/99                                                     7,798.51                     7,699.35                  8,686.62
                                                         7,657.91                        7,544                  8,366.96
                                                         7,761.02                     7,631.38                  8,594.65
                                                         7,442.33                     7,301.27                  8,248.02
                                                         7,798.51                     7,631.38                  8,484.92
                                                         9,063.89                     8,854.74                  9,136.14
12/99                                                    10,606.5                     10,340.2                  10,306.8
                                                         10,825.7                     10,534.4                  10,581.8
                                                         12,035.9                     11,699.5                  10,725.4
                                                         11,950.2                     11,592.7                  10,814.8
                                                         10,663.7                     10,330.5                  9,784.78
                                                         9,996.59                     9,660.59                  9,491.51
6/00                                                     10,577.9                       10,214                  9,791.41
                                                         10,006.5                     9,641.18                  9,309.95
                                                         10,307.7                     9,922.74                  9,336.95
                                                         9,365.32                     9,010.08                  8,489.39
                                                         8,636.69                     8,550.35                  7,841.13
                                                          7,937.2                     7,850.33                  7,172.79
12/00                                                    8,073.22                     7,738.18                  7,334.31

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A and Class B shares of The Guardian Baillie Gifford Emerging Markets Fund and the MSCI EMF Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. For Class B shares the contingent deferred sales charge of 3% was imposed at the end of the period. The Index and Class B shares begin at $10,000.

     PERFORMANCE FOR CLASS C SHARES, WHICH WERE FIRST OFFERED ON AUGUST 7, 2000, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

     TOP TEN HOLDINGS AS OF DECEMBER 31, 2000
        COMPANY      PERCENT OF TOTAL NET ASSETS
  1.  UTI Int'l. Ltd.                      4.30%
  2.  Telefonos de Mexico S.A. ADR         2.81%
  3.  Check Point Software Technologies    2.41%
  4.  Sasol Ltd.                           2.29%
  5.  Harmony Gold Mining Co. Ltd.         2.25%
  6.  Guoco Group                          2.06%
  7.  Evergreen Marine Corp. GDR           2.02%
  8.  Northam Platinum                     1.93%
  9.  Siam Commercial Bank                 1.88%
 10.  Samsung Electronics Ltd. GDR         1.84%

                  PORTFOLIO COMPOSITION BY GEOGRAPHIC LOCATION
                            AS OF DECEMBER 31, 2000
[PIE CHART]

PACIFIC EX JAPAN                            SOUTH AFRICA              EUROPE             LATIN AMERICA               CASH
----------------                            ------------              ------             -------------               ----
46.2%                                           7.28%                 10.39%                 28.73%                  7.40%

                        AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                              Inception                                     Since
                                                                Date          1 Year        3 Years       Inception
    Class A Shares (without sales charge)                      5/1/97         -23.88%       -2.79%          -4.48%
    Class A Shares (with sales charge)                         5/1/97         -27.31%       -4.27%          -6.85%
    Class B Shares (without sales charge)                      5/6/97         -25.16%       -5.01%          -6.78%
    Class B Shares (with sales charge)                         5/6/97         -27.34%       -5.95%          -7.53%
    Class C Shares (without sales charge)                      8/7/00              NA           NA         -19.56%
    Class C Shares (with sales charge)                         8/7/00              NA           NA         -21.14%

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.50%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN INVESTMENT QUALITY BOND FUND

[PHOTO]                          [PHOTO]
Thomas G. Sorell, C.F.A.         Howard W. Chin
Co-Portfolio Manager             Co-Portfolio Manager

NET ASSETS AT DECEMBER 31, 2000:   $141,654,446

Q:   HOW DID THE FUND PERFORM IN 2000?

A:   The Fund had a total return of 9.81%(1) for the year ended December 31,
2000, slightly outperforming the average fund in the Lipper Intermediate Investment Grade peer group,(2) which returned 9.78% for the same period. The group consists of other mutual funds that invest in primarily investment grade debt with average maturities of 5-10 years. The Lehman Aggregate Bond Index,(3) which measures the fixed income market, had a return of 11.63% for 2000.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A:   In many respects, fixed income investors may remember 2000 quite favorably since the sector posted positive returns for the year, outperformed the equity market as measured by the S&P 500 Index(4) for the first time since 1990, and substantially improved upon 1999's results. In fact, the performance in 2000 was notably much better than the annual average return of 7.88% seen during the 1990's. However, these nominal returns tell only part of the story. Indeed, when we examine the performance of the spread sectors (corporate bonds, mortgage- and asset-backed securities) in 2000 relative to comparable duration Treasuries, the overall record of the fixed income market is much less conclusive. On the whole, spread assets underperformed Treasuries and in this regard, 2000 was very similar to 1998. Both years posted positive nominal returns and most spread assets did not perform as well as Treasuries, but unlike 1998, there was no defining headline event that triggered the underperformance of the spread sector in 2000.

  The year 2000 saw a fundamental shift in the outlook of the domestic economy during the year. We started the year with a strongly growing economy with continued inflationary concerns arising from capacity constraints and tight labor markets and, as a result, the Federal Reserve Board continued its policy of increasing interest rates and brought the Federal Funds rate up to 6.5%.

  However, in the wake of such factors as disappointing corporate earnings reports and increasing oil prices, market sentiment turned increasingly negative in the second half of the year. With the strong possibility of a recession gaining credence in many investors' minds, it was widely expected that the Fed would need to adopt an easing stance to prevent the onset of a recession. As a result, Treasury yields dropped dramatically in the second half of 2000.

  While the Treasury sector turned in a very strong performance amidst the heightened recession risk, the investment grade corporate bond market struggled through most of 2000, underperforming Treasuries in nine out of the twelve months. On a nominal basis, the Lehman Corporate Bond Index(5) returned 9.39%, but underperformed similar duration Treasuries by 4.17%. This was the worst single-year performance record, and easily exceeded the previous record of -2.20%. The underperformance was spread across various sectors and was due to several factors. During the first half of 2000, the inversion of the Treasury yield curve caused long-maturity corporate spreads to widen substantially. January also brought the first of the seemingly monthly credit "blowup" events. Throughout the rest of 2000, we continued to see some of corporate America's best-known firms experience rapid declines in credit quality.

  The securitized products sector (mortgage-backed [MBS], asset-backed [ABS] and commercial mortgage-backed securities [CMBS]) all fared better than the corporate sector in 2000, but still largely underperformed comparable duration Treasuries. The nominal returns for these three sectors, as measured by their corresponding Lehman indexes,(6) were 11.17%, 10.84% and 13.48%, respectively. Relative to Treasuries, the MBS and CMBS sectors underperformed by 0.69% and 0.34%, respectively while ABS turned in the only positive performance in the taxable fixed income market with a return of 0.40%.

  In contrast to some of the name-specific risk experienced in the corporate sector, much of the underperformance in securitized assets was due to the traditional sources of risk in these sectors, such as prepayment, volatility and new issue supply risks.

Q:   WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A:   During much of 2000, we employed a defensive credit strategy that reduced our exposure to lower-rated corporate credits in favor of AAA-rated MBS and CMBS. Specifically, we significantly reduced our holdings of long-maturity corporate bonds in the first quarter, with the expectation that the inversion of the Treasury yield curve would cause long-

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.50%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.

(3) The Lehman Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity. The Lehman Aggregate Bond Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Lehman Aggregate Bond Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(4) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(5) The Lehman Corporate Bond Index is an unmanaged index that is generally considered to be representative of corporate bond market activity. The Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Lehman Corporate Bond Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(6) The respective Lehman Brothers indexes are: the MBS Index, the ABS Index, and the CMBS Index.

--------------------------------------------------------------------------------
maturity spreads to widen, which in fact happened. Additionally, we overweighted MBS with a preference for current- and premium-coupon securities in the increasing rate environment. Both moves served the Fund very well, but it did not immunize it from subsequent credit-related events that occurred in short-maturity corporate bonds.

  Furthermore, we made a small investment (less than 5% of assets) in the high yield sector, after the sector had cheapened tremendously and offered extremely attractive risk/reward characteristics. Unfortunately, this trade turned out to be a little premature as the high yield market moved in sympathy with the equity market's sharp downward correction.

  In retrospect, our asset allocation strategy for 2000 was very appropriate for the environment that eventually unfolded. Our decisions to underweight long-maturity corporate bonds, overweight MBS, and subsequently overweight CMBS all contributed to the Fund's return significantly. However, the rewards of this strategy was much less than expected, since it did not adequately compensate for the unprecedented underperformance of the corporate sector and the "event risk" of individual corporate names. These latter factors overwhelmed our asset allocation strategy.

Q:   WHAT IS YOUR OUTLOOK FOR 2001?

A:   We believe that the spread sectors will remain under pressure in the near term until the prospects for resolving the potential recession becomes more evident. Until then, we expect additional stress and volatility in the credit sector and continued MBS prepayment risk. We do not believe that a hard landing is the most likely scenario, but we cannot totally dismiss that possibility. The market has already discounted several interest rate cuts by the Fed and we are encouraged by this positive development.

  Taking a longer-term view, we believe that current valuations are fundamentally attractive and while they may experience some additional near term widening, we expect that they are likely to snap back very aggressively once it becomes more apparent that an economic recovery is underway. We believe that such a spread recovery will occur in 2001. However, since it is very difficult (and inadvisable) to "time" such a recovery, we need to take a long-term view and increase our holdings of higher-yielding investment grade assets once we believe that the risk/reward balance favors the increased exposure. In the meantime, we are comfortable with continuing our credit-defensive strategy and will actively monitor the market for opportunities to implement this reallocation strategy in 2001. This is one of the inherent advantages of owning an actively managed and well-diversified fixed income fund.

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[INVESTMENT QUALITY BOND FUND LINE GRAPH]

                                                                INVESTMENT QUALITY BOND FUND       LEHMAN AGGREGATE BOND INDEX
                                                                ----------------------------       ---------------------------
2/16/93                                                           $        9,550                     $        10,000
                                                                        9,571.14                              10,129
                                                                        9,645.58                            10,171.2
                                                                        9,677.13                              10,242
                                                                        9,627.13                              10,255
6/1/93                                                                  9,858.19                            10,440.9
                                                                        9,876.28                              10,500
                                                                        10,107.5                              10,684
                                                                        10,140.5                            10,713.3
                                                                          10,133                            10,753.4
                                                                        10,011.3                            10,661.9
12/1/93                                                                 10,064.9                            10,719.7
                                                                        10,251.2                            10,864.4
                                                                        10,044.4                            10,675.7
                                                                        9,770.99                            10,412.5
                                                                        9,658.97                            10,329.3
                                                                        9,615.67                            10,327.9
6/1/94                                                                  9,590.79                              10,305
                                                                         9,714.4                            10,509.7
                                                                        9,746.36                            10,522.8
                                                                        9,622.88                            10,367.9
                                                                        9,614.89                            10,358.7
                                                                        9,563.42                            10,335.7
12/1/94                                                                 9,612.38                              10,407
                                                                        9,767.75                              10,613
                                                                        10,029.2                            10,865.3
                                                                        10,071.6                              10,932
                                                                        10,185.3                            11,084.7
                                                                        10,533.4                            11,513.6
6/1/95                                                                    10,596                              11,598
                                                                        10,551.2                            11,572.1
                                                                          10,670                            11,711.8
                                                                        10,753.3                            11,825.7
                                                                        10,896.6                            11,979.5
                                                                        11,071.3                              12,159
12/1/95                                                                   11,212                            12,329.7
                                                                        11,272.7                            12,411.6
                                                                        11,027.2                            12,195.8
                                                                        10,939.1                              12,111
                                                                        10,868.9                            12,042.9
                                                                        10,853.3                            12,018.5
6/1/96                                                                  10,987.6                            12,179.9
                                                                          11,008                            12,213.2
                                                                        10,991.5                            12,192.7
                                                                        11,188.8                            12,405.2
                                                                          11,433                              12,680
                                                                        11,652.4                            12,897.2
12/1/96                                                                 11,518.6                            12,777.3
                                                                        11,571.8                            12,816.4
                                                                        11,608.8                            12,848.3
                                                                        11,476.5                            12,705.9
                                                                        11,622.5                            12,896.1
                                                                        11,719.7                              13,018
6/1/97                                                                    11,880                            13,172.5
                                                                        12,198.7                            13,527.8
                                                                        12,082.4                            13,412.4
                                                                        12,245.2                            13,610.2
                                                                          12,355                            13,807.6
                                                                        12,383.1                            13,871.2
12/1/97                                                                 12,495.2                            14,010.9
                                                                        12,664.4                            14,190.7
                                                                        12,654.5                            14,180.1
                                                                          12,702                            14,228.8
                                                                        12,759.3                              14,303
                                                                        12,869.5                            14,438.7
6/1/98                                                                    12,979                            14,561.2
                                                                        12,999.3                            14,592.2
                                                                        13,201.6                            14,829.6
                                                                        13,441.7                            15,176.9
                                                                        13,417.8                            15,096.6
                                                                        13,444.7                            15,182.3
12/1/98                                                                 13,479.8                              15,228
                                                                        13,576.7                            15,336.6
                                                                        13,344.8                            15,068.9
                                                                        13,428.3                            15,152.4
                                                                        13,471.2                            15,200.4
                                                                        13,337.8                            15,067.3
6/1/99                                                                  13,285.8                            15,019.3
                                                                        13,224.7                            14,955.4
                                                                        13,220.7                            14,947.7
                                                                        13,384.1                            15,121.3
                                                                        13,378.8                            15,177.1
                                                                        13,377.8                              15,176
12/1/99                                                                   13,346                            15,102.8
                                                                        13,296.4                            15,053.4
                                                                        13,464.8                            15,235.4
                                                                        13,566.6                            15,436.1
                                                                        13,492.5                            15,391.9
                                                                        13,522.1                            15,384.8
6/1/00                                                                  13,816.6                            15,704.9
                                                                          13,907                            15,847.5
                                                                        14,101.2                            16,077.2
                                                                        14,180.3                            16,178.2
                                                                        14,214.1                            16,285.3
                                                                        14,352.8                            16,551.6
12/1/00                                                                 14,657.1                            16,858.6

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A shares of The Guardian Investment Quality Bond Fund and Lehman Aggregate Bond Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. The Index begins at $10,000.

     PERFORMANCE FOR CLASS B AND CLASS C SHARES, WHICH WERE FIRST OFFERED ON AUGUST 7, 2000, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO EACH SHARE CLASS.

                          AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                      Inception                                                  Since
                                                        Date          1 Year       3 Years       5 Years       Inception
    Class A Shares (without sales charge)              2/16/93        9.81%         5.45%         5.49%          5.52%
    Class A Shares (with sales charge)                 2/16/93        4.89%         3.83%         4.51%          4.30%
    Class B Shares (without sales charge)               8/7/00           NA            NA            NA          4.40%
    Class B Shares (with sales charge)                  8/7/00           NA            NA            NA          1.36%
    Class C Shares (without sales charge)               8/7/00           NA            NA            NA          4.42%
    Class C Shares (with sales charge)                  8/7/00           NA            NA            NA          3.39%

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.50%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN HIGH YIELD BOND FUND

[PHOTO]                       [PHOTO]
Peter J. Liebst               Thomas G. Sorell, C.F.A.
Co-Portfolio Manager          Co-Portfolio Manager


NET ASSETS AT DECEMBER 31, 2000:   $53,703,635

Q:   HOW DID THE FUND PERFORM DURING 2000?

A:   The Guardian High Yield Bond Fund posted a -6.53%(1) return for the calendar year 2000. This compared to an average -8.38% return for the 360 high yield bond funds tracked by Lipper Analytical Services(2) and ranked The Guardian High Yield Bond Fund in the 38th percentile of the Lipper peer group. The Lehman Brothers Corporate High Yield Index(3) posted a -5.86% return for the year 2000.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A:   The year 2000 proved to be a very unsettling year for the high yield market. Factors affecting the market included a shifting outlook for the U.S. economy, growing signs of credit deterioration in several industries, and a reduction in the availability of alternative funding sources for many high yield issuers. As a result, the high yield market, as measured by the Lehman Brothers Corporate High Yield Index, posted a -5.86% total return for the year 2000 compared to an average annual return of 11.97% for the market over the last decade. This was the worst performance posted by the market since the creation of the Lehman Brothers Corporate High Yield Index in 1986.

  Throughout 2000, the high yield market was negatively impacted by the Federal Reserve Board's actions that attempted to manage the level of economic growth in the U.S. economy. We saw a swing in indicators from a strong economy with a Federal Reserve combating the threat of inflation at the beginning of 2000, to concerns over potential recessionary pressures at the end of the year. Over the first six months of the year, high yield bond prices were driven down by rising Treasury rates as the Federal Reserve implemented a series of three rate hikes. This was to be followed at the end of the year by a reversal of the Federal Reserve's outlook to an increasing belief that the economy was headed for a recession.

--------------------------------------------------------------------------------

" . . . developing companies in highly capital-intensive industries such as telecommunications, wireless communications and cable and wireless video were under severe scrutiny. Companies that were projected to require additional funding within a 12 to 18 month period were especially penalized."
--------------------------------------------------------------------------------

  As the economy began to slow significantly in the third quarter of the year, the capital market increasingly focused its attention on credit quality. U.S. speculative grade default rates rose throughout the year from a 5.83% level at the beginning of 2000 to end the year at 6.82%. Even more telling was the high yield market's distress ratio (the percentage of issues in the Merrill Lynch High Yield Index(4) which had a Yield-to-Worst(5) exceeding the yield on Treasuries by 10% or more), which climbed to 32.8% in mid-December 2000 from 11.8% in January. Concerned over the growing number of troubled companies and a weaker economic growth by late summer, both the high yield and equity markets found themselves in a flight to quality atmosphere, with investors only interested in the most stable investments. This caused new issuance volume to slow dramatically in both markets with only the highest quality issuers able to access the markets. Compounding this funding crisis, senior bank lending sources were seen tightening credit standards, further reducing the financial flexibility of many high yield issuers.

  While the overall high yield market was influenced by these factors, certain industries were particularly impacted. With the market focused on corporate liquidity and business risk, developing companies in highly capital-intensive industries such as telecommunications, wireless communications and cable and wireless video were under severe scrutiny. Companies that were projected to require

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Since inception, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund were deducted.

(3) The Lehman Brothers Corporate High Yield Index is an unmanaged index that is generally considered to be representative of corporate high yield bond market activity. The Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(4) The Merrill Lynch High Yield Index is an unmanaged index that is generally considered to be representative of corporate high yield bond market activity. The Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(5) Yield-to-Worst is the bond yield computed by always using the lower of either the yield to maturity or the yield to call on every possible call date.

--------------------------------------------------------------------------------
additional funding within a 12 to 18 month period were especially penalized. Additionally, several basic industries such as transportation, retail, and steel posted sizable negative returns for the year. By year end, the risk premium demanded by high yield investors had reached a record level. The average Yield on the Lehman Brothers Corporate High Yield Index was 14.45% at year-end 2000, up sharply from 11.61% at the beginning of the year.

  The Guardian High Yield Bond Fund maintained an overweighted position in telecommunications, wireless communications and cable and wireless video throughout the year. While the values of these holdings were impacted as the market penalized the industries, the quality of the Fund's asset selection helped to minimize the impact of these overweights. Additionally, the Fund had minimal exposure to several of the underperforming basic industries and benefited from an overweighted position in outperforming industries, such as energy and healthcare.

Q:   WHAT WAS YOUR INVESTMENT STRATEGY DURING THE YEAR AND WHAT IS YOUR OUTLOOK
FOR THE FUTURE?

A:   The Fund's overall strategy was to maximize the total return of a diversified fixed-income portfolio principally composed of below investment grade securities with up to 25% invested in convertible securities. Specifically, we sought to identify attractive asset allocation weightings based on analysis of industry fundamentals, issuer credit worthiness and risk/return profile, and relative value of individual issue. Throughout 2000, stronger credit quality and larger, more liquid issues were overweighted with an underweighting in issuers operating in cyclical industries. During 2000, less than 10% of the Fund was invested in convertible securities.

  At year-end the Fund remains cautious with regard to credit quality and liquidity and therefore continues to emphasize investments in higher-rated companies and issues of larger size. The strategy of underweighting cyclical industries will continue into 2001, while we regularly review and estimate each industry's total return potential.

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[HIGH YIELD BOND FUND LINE GRAPH]

               High Yield        High Yield           Lehman Brothers
               Bond Fund         Bond Fund               Corporate
               (Class A)         (Class B)           High Yield Index
               ----------        ----------          ----------------
9/1/98          9,550             10,000                   10,000
                9,842.71          10,363.7                 10,045.1
                9,849.67          10,367.9                 9,839.37
                10,380.2          10,900.7                 10,247.6
12/98           10,432.7          10,941.8                 10,258.9
                10,464.2          10,973.3                 10,411.3
                10,407.9          10,887.5                 10,350
                10,511.8          10,986.9                 10,446.6
                10,684            11,167.2                 10,651.1
                10,453.2          10,908.9                 10,507
6/99            10,386.3          10,816                   10,484.6
                10,336.4          10,779.9                 10,526.6
                10,296.1          10,712.5                 10,410.4
                10,131            10,531.9                 10,335.4
                10,055            10,442.1                 10,266.8
                10,277.4          10,656.9                 10,387.4
12/99           10,371.1          10,435.1                 10,504.2
                10,235.2          10,286.6                 10,459
                10,317.1          10,361                   10,479.2
                10,074.7          10,106.5                 10,257
                10,219.8          10,255.4                 10,275.4
                10,093            10,118                   10,170
6/00            10,290.8          10,305.7                 10,377.1
                10,321.7          10,313.1                 10,456.3
                10,462.1          10,448.4                 10,527.8
                10,355.4          10,333.9                 10,435.8
                10,001.2          9,969.16                 10,101.5
                9,324.15          9,283.08                 9,701.49
12/00           9,694.31          9,659.77                 9,889.1

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A and Class B shares of The Guardian High Yield Bond Fund and Lehman Brothers Corporate High Yield Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. For Class B shares the contingent deferred sales charge of 3% was imposed at the end of the period. The Index and Class B shares begin at $10,000.

     PERFORMANCE FOR CLASS C SHARES, WHICH WERE FIRST OFFERED ON AUGUST 7, 2000, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

              AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                              Inception                 Since
                                                                Date       1 Year     Inception
    Class A Shares (without sales charge)                      9/1/98       -6.53%      0.96%
    Class A Shares (with sales charge)                         9/1/98      -10.74%     -1.02%
    Class B Shares (without sales charge)                      9/1/98       -7.35%     -0.17%
    Class B Shares (with sales charge)                         9/1/98      -10.13%      1.03%
    Class C Shares (without sales charge)                      8/7/00           NA     -6.47%
    Class C Shares (with sales charge)                         8/7/00           NA     -7.39%

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B and Class C shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3% for Class B shares and 1% for Class C shares) except where noted. Since inception, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

20

 THE GUARDIAN TAX-EXEMPT FUND

[PHOTO]
Alexander M. Grant, Jr.
Portfolio Manager

OBJECTIVE:   Seeks to
   maximize current income
   exempt from federal
   income taxes,
   consistent with the
   preservation of capital

PORTFOLIO:   At least 80%
   investment-grade debt
   obligations issued by
   state and local
   authorities.

INCEPTION:   February 16, 1993

NET ASSETS AT DECEMBER 31, 2000:   $105,575,755

Q:   HOW DID THE GUARDIAN TAX-EXEMPT FUND PERFORM DURING 2000?

A:   The Guardian Tax-Exempt Fund produced a total return of 12.28%(1) for the twelve-month period ending December 31, 2000. The Lehman Municipal Bond Index(2) produced a total return of 11.62% for the same period.

  Another important comparison that should be used when measuring the Fund's performance is how does it stack up to its peers? Lipper Analytical Services,(3) a service that ranks general municipal bond funds by total rate of return, is a good source of this information. Based on peer group comparisons, for the year 2000, the Fund ranked 47th out of 273 funds with the same objective and in the top 18th percentile. The average return for the Fund's Lipper peer group for that period was 10.83%. The Fund's total return ranked it in the 18th percentile in Morningstar, Inc.,(4) municipal national long fund category. Morningstar is a leading provider of mutual fund, stock and variable insurance investment information.

  As of December 31, 2000, the Fund's 30-day yield was 4.21%. That is equivalent to a 7.02% taxable yield for a person in the highest federal income tax bracket.

--------------------------------------------------------------------------------

"On the sell side, we selectively sold retail and institutional blocks when the bids were right . . . With credit spreads tight throughout the period and, at times, bonds in short supply, we strengthened the portfolio, selling weaker credits."
--------------------------------------------------------------------------------

Q:   WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

A:   Long-term new bond issuance for 2000 was below that of 1999; $199.78 billion versus $227.37 billion, with demand coming from retail, crossover buyers and other institutional buyers. Our strategy was to buy good quality, attractively structured national market names and stay away from "hot" deals where the yield pick up may be at most .05%, but the credit quality spread differential was significantly more. On the sell side, we selectively sold retail and institutional blocks when the bids were right in terms of the spread off our benchmarks. With credit spreads tight throughout the period and, at times, bonds in short supply, we strengthened the portfolio, selling weaker credits.

Q:   WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A:   Since we expect the new issue supply to continue to remain somewhat subdued, at least over the short term, with the same buyers, our strategy will continue to be to buy good quality national market names, focusing on structure and credit quality. Of course, new issue volume could pick up as a result of continued Federal Open Market Committee (FOMC) easings, thus allowing increased municipal bond refundings.

------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents return for Class A shares and does not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class C shares do not take into account the contingent deferred sales charges applicable to such shares (maximum of 1%) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) The Lehman Municipal Bond Index is an unmanaged index that is generally considered to be representative of U.S. municipal bond activity. The Lehman Municipal Bond Index is not available for direct investment and its return do not reflect the expense that have been deducted from the Fund's return. Likewise, return figures for the Lehman Municipal Bond Index do not reflect any sales charges that an investor may have to pay when purchasing shares of the Fund.

(3) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(4) (C)2001 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

 THE GUARDIAN TAX-EXEMPT FUND

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
[TAX-EXEMPT FUND LINE GRAPH]

                                                               GUARDIAN TAX EXEMPT FUND
                                                                       (CLASS A)                 LEHMAN MUNICIPAL BOND INDEX
                                                               ------------------------          ---------------------------
2/16/93                                                                 $    9,550                         $   10,000
                                                                          9,682.97                           10,244.9
                                                                          9,475.59                           10,136.7
                                                                          9,571.16                             10,239
                                                                          9,638.18                           10,296.5
6/1/93                                                                    9,829.56                           10,468.4
                                                                          9,767.66                           10,482.1
                                                                          10,052.8                           10,700.4
                                                                          10,230.3                           10,822.2
                                                                          10,135.2                           10,843.2
                                                                            10,004                           10,747.6
12/1/93                                                                   10,228.5                           10,974.5
                                                                          10,358.4                           11,099.9
                                                                          9,957.25                           10,812.4
                                                                          9,409.59                           10,372.1
                                                                          9,381.47                             10,460
                                                                          9,523.56                           10,550.7
6/1/94                                                                    9,383.11                           10,486.3
                                                                          9,555.98                           10,678.5
                                                                          9,564.96                           10,715.4
                                                                          9,398.78                           10,558.2
                                                                          9,243.34                           10,370.7
                                                                          9,083.23                           10,182.9
12/1/94                                                                   9,313.33                             10,407
                                                                          9,593.52                           10,704.6
                                                                           9,820.2                           11,015.9
                                                                          9,896.19                           11,142.5
                                                                          9,895.04                           11,155.7
                                                                          10,181.1                           11,511.7
6/1/95                                                                    9,985.84                             11,411
                                                                          10,122.5                             11,519
                                                                          10,212.9                           11,665.2
                                                                          10,268.9                           11,738.9
                                                                          10,398.3                           11,909.5
                                                                          10,564.8                           12,107.4
12/1/95                                                                   10,669.9                           12,223.6
                                                                            10,775                             12,316
                                                                          10,658.3                           12,232.8
                                                                          10,484.2                           12,076.5
                                                                          10,468.5                           12,042.3
                                                                          10,452.8                           12,037.7
6/1/96                                                                    10,532.2                           12,168.9
                                                                          10,658.7                             12,279
                                                                          10,629.9                           12,276.2
                                                                          10,771.7                           12,447.8
                                                                          10,902.9                           12,588.5
                                                                          11,102.3                             12,819
12/1/96                                                                   11,053.7                           12,764.9
                                                                          11,035.3                           12,789.1
                                                                          11,123.2                           12,906.5
                                                                          10,986.7                           12,734.3
                                                                          11,069.9                           12,841.1
                                                                          11,233.3                           13,034.3
6/1/97                                                                    11,369.8                           13,173.2
                                                                          11,671.4                             13,538
                                                                          11,539.5                           13,411.1
                                                                          11,681.3                           13,570.1
                                                                            11,754                           13,657.6
                                                                          11,835.2                             13,738
12/1/97                                                                   12,020.1                           13,938.3
                                                                            12,100                           14,082.1
                                                                          12,062.6                           14,086.4
                                                                          12,106.7                           14,098.9
                                                                          12,027.4                           14,035.3
                                                                          12,276.8                           14,257.3
6/1/98                                                                    12,300.8                           14,313.6
                                                                          12,322.4                           14,349.4
                                                                          12,528.6                           14,571.1
                                                                          12,711.9                           14,752.7
                                                                            12,632                           14,752.4
                                                                          12,722.7                           14,804.1
12/1/98                                                                   12,761.7                           14,841.4
                                                                          12,875.5                           15,017.9
                                                                          12,873.2                           14,952.4
                                                                          12,834.3                           14,973.2
                                                                          12,859.1                           15,010.2
                                                                          12,700.2                           14,923.4
6/1/99                                                                    12,529.3                           14,708.7
                                                                          12,562.6                           14,762.2
                                                                          12,445.2                           14,643.9
                                                                          12,427.1                             14,650
                                                                          12,243.4                           14,491.3
                                                                            12,416                           14,645.4
12/1/99                                                                   12,333.7                           14,536.2
                                                                          12,276.9                           14,473.2
                                                                          12,441.7                           14,641.1
                                                                          12,752.5                           14,961.3
                                                                          12,653.5                           14,872.6
                                                                          12,567.4                           14,795.3
6/1/00                                                                    12,924.2                           15,187.3
                                                                          13,094.2                           15,398.6
                                                                          13,304.9                             15,636
                                                                          13,218.1                           15,554.6
                                                                          13,361.4                           15,724.3
                                                                          13,479.2                           15,843.3
12/1/00                                                                   13,856.9                           16,225.9

     To give you a comparison, the chart above shows the performance of a $10,000 investment made in Class A shares of The Guardian Tax-Exempt Fund and the Lehman Municipal Bond Index. The starting point of $9,550 for Class A shares reflects the maximum sales charge of 4.5% that an investor may have to pay when purchasing Class A shares of the Fund. The Index begins at $10,000.

     PERFORMANCE FOR CLASS C SHARES, WHICH WERE FIRST OFFERED ON AUGUST 7, 2000, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

                   PORTFOLIO COMPOSITION BY SECTOR ALLOCATION
                            AS OF DECEMBER 31, 2000
[PIE CHART]

                                           STATE GENERAL          LOCAL GENERAL
SHORT-TERM                                OBLIGATION BONDS       OBLIGATION BONDS        REVENUE BONDS          INSURED BONDS
----------                                ----------------       ----------------        -------------          -------------
2.57%                                           3.07%                 19.07%                 31.35%                 43.94%

--------------------------------------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2000
                                                      Inception                                                  Since
                                                        Date          1 Year       3 Years       5 Years       Inception
--------------------------------------------------------------------------------------------------------------------------
    Class A Shares (without sales charge)              2/16/93        12.28%        4.86%         5.38%          4.84%
--------------------------------------------------------------------------------------------------------------------------
    Class A Shares (with sales charge)                 2/16/93         7.29%        3.26%         4.41%          4.23%
--------------------------------------------------------------------------------------------------------------------------
    Class C Shares (without sales charge)               8/7/00            NA           NA            NA          4.88%
--------------------------------------------------------------------------------------------------------------------------
    Class C Shares (with sales charge)                  8/7/00            NA           NA            NA          3.84%
--------------------------------------------------------------------------------------------------------------------------

    (1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class C shares do not take into account the contingent deferred sales charges applicable to such shares (maximum of 1%) except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 THE GUARDIAN CASH MANAGEMENT FUND


[PHOTO]
Alexander M. Grant, Jr.
Portfolio Manager

OBJECTIVE:   Seeks as high
   a level of current income
   as is consistent with
   liquidity and
   preservation of
   capital.

PORTFOLIO:   Short-term
   money market instruments

INCEPTION:   November 3,
   1982

NET ASSETS AT DECEMBER 31, 2000:   $482,236,325

Q:   HOW DID THE GUARDIAN CASH MANAGEMENT FUND PERFORM DURING 2000?

A:   As of December 26, 2000, the effective 7-day annualized yield for The
Guardian Cash Management Fund was 5.89%.(1) The Fund produced an annualized return of 5.69%(2) for the year ended December 31, 2000. In contrast, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 5.89%; total return for the same category was 5.64%. iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) is a research firm that tracks money market funds.

Q:   WHAT WAS YOUR INVESTMENT STRATEGY DURING THE YEAR?

A:   The Guardian Cash Management Fund is a place for our investors to put their money while they decide their preferred long-term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presents minimal credit risks according to our criteria. As always, we only purchased securities from issuers that had received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody's Investors Service Inc. and Standard & Poor's Corporation for the Fund's portfolio. Most of the portfolio (81.21%) was invested in commercial paper; the balance (18.79%) was invested in repurchase agreements.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A:   Money market funds are directly affected by the actions of the Federal
Reserve Board (Fed). During 2000, the Fed's policy making Federal Open Market Committee (FOMC) raised the Federal Fund's target rate to a nine year-high of 6.50%. The Federal Funds target is the rate at which banks can borrow from each other overnight. While the Federal Reserve Board does not set this rate, it can establish a target rate and, through open market operations, the Fed can move member banks in the direction of that target rate. The Discount Rate is the rate at which banks can borrow directly from the Federal Reserve. Another factor affecting performance was the portfolio's average maturity of 23 days as of December 26, 2000. The average Tier One money market fund as measured by iMoneyNet had an average maturity of 55 days.

--------------------------------------------------------------------------------

"Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of funds in the Fund. As the stock market rallies, our investors typically transfer cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund."
--------------------------------------------------------------------------------

Q:   WHAT IS YOUR OUTLOOK FOR 2001?

A:   Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of funds in the Fund. As the stock market rallies, our investors typically transfer cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund.

--------------------------------------------------------------------------------
(1) Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not a guarantee of future results.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. From June 1, 1994 to December 31, 2000, the investment adviser for the Fund has assumed a portion of the operating expenses of the Fund (both Class A and B shares) to the extent they exceed 0.85% of the Fund's average daily net assets. For the year ending December 31, 2000, the adviser assumed the ordinary operating expenses of the Fund to the extent the expenses exceed 0.85% of the average daily net assets of the Fund's Class A shares and 1.60% of the average daily net assets of the Fund's Class B and Class C shares. Without these expense assumptions, the performance figures would be lower. The total return and yield figures cited represent total return and yield for Class A, B and C shares. Total return figures do not take into account the current maximum sales charge except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         SCHEDULE OF INVESTMENTS

         December 31, 2000

-   The Guardian Park Avenue Fund

-------------------------------------------------------------
 COMMON STOCKS -- 97.4%
-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.1%
    153,400  Goodyear Tire & Rubber Co.*       $    3,526,666
-------------------------------------------------------------
BIOTECHNOLOGY -- 4.7%
     47,000  Alexion Pharmaceuticals, Inc.*         3,052,063
    273,000  Alza Corp.*                           11,602,500
    309,400  Amgen, Inc.*                          19,782,262
     79,700  Corixa Corp.*                          2,221,638
      9,700  Corvas Int'l., Inc.*                     139,438
    265,300  Enzon, Inc.*                          16,465,181
    402,800  Human Genome Sciences, Inc.*          27,919,075
    386,000  Millennium Pharmaceuticals,
               Inc.*                               23,883,750
     35,700  Myriad Genetics, Inc.*                 2,954,175
     83,900  OSI Pharmaceuticals, Inc.              6,722,487
     84,300  Protein Design Labs, Inc.*             7,323,562
    121,000  Sepracor, Inc.*                        9,695,125
    128,600  Vertex Pharmaceuticals, Inc.*          9,194,900
                                               --------------
                                                  140,956,156
-------------------------------------------------------------
BROADCASTING AND PUBLISHING -- 0.6%
    414,300  AT & T Corp. -- Liberty Media*         5,618,944
    277,800  Comcast Corp.*                        11,598,150
                                               --------------
                                                   17,217,094
-------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 1.7%
    212,700  Centex Corp.                           7,989,544
    339,685  D.R. Horton, Inc.                      8,301,052
    297,100  Kaufman & Broad Home Corp.            10,008,556
    312,600  Lennar Corp.                          11,331,750
    173,600  Pulte Corp.                            7,323,750
    187,900  Toll Brothers, Inc.*                   7,680,413
                                               --------------
                                                   52,635,065
-------------------------------------------------------------
CHEMICALS-MAJOR -- 0.1%
    144,400  Albemarle Corp.                        3,573,900
-------------------------------------------------------------
COMPUTER SOFTWARE -- 6.7%
    221,100  Adobe Systems, Inc.                   12,865,256
     76,500  Ariba, Inc.*                           4,102,313
    337,800  BEA Systems, Inc.*                    22,738,162
     88,800  Check Point Software
               Technologies Ltd.*                  11,860,350
    136,800  i2 Technologies, Inc.*                 7,438,500
    100,000  Manugistics Group, Inc.*               5,700,000
    186,000  Mercury Interactive Corp.*            16,786,500
    159,000  Micromuse, Inc.*                       9,597,141
    662,600  Microsoft Corp.*                      28,740,275
  1,911,200  Oracle Corp.*                         55,544,250
    148,500  Peregrine Systems, Inc.*               2,932,875
     64,300  Pivotal Corp.*                         2,383,119
    172,000  Selectica, Inc.*                       4,160,250
    181,600  Siebel Systems, Inc.*                 12,280,700
     97,300  SunGard Data Systems, Inc.*            4,585,262
                                               --------------
                                                  201,714,953
-------------------------------------------------------------
COMPUTER SYSTEMS -- 4.9%
  1,053,600  EMC Corp.*                            70,064,400
    138,400  Emulex Corp.*                         11,063,350
     63,200  Extreme Networks, Inc.*                2,472,700
     37,100  JNI Corp.*                               841,706
     63,800  McDATA Corp.*                          3,493,050
    126,300  Network Appliance, Inc.*               8,106,881
    214,000  NVIDIA Corp.*                          7,011,844
     72,900  QLogic Corp.*                          5,613,300
  1,249,400  Sun Microsystems, Inc.*               34,827,025
    361,600  Unisys Corp.*                          5,288,400
                                               --------------
                                                  148,782,656
-------------------------------------------------------------
DRUGS AND HOSPITALS -- 5.7%
    157,300  Allergan, Inc.                    $   15,228,606
    317,800  Andrx Group*                          18,392,675
     78,400  Barr Laboratories, Inc.*               5,718,300
    123,800  Biovail Corp.*                         4,808,392
     47,320  Cybear Group*                             17,745
    114,400  Elan Corp. PLC*                        5,355,350
    974,200  Health Management Associates,
               Inc.*                               20,214,650
    108,700  ICN Pharmaceuticals, Inc.*             3,335,731
    109,700  IVAX Corp.*                            4,201,510
    261,100  Oxford Health Plans, Inc.*            10,313,450
    419,500  Schering-Plough Corp.*                23,806,625
    601,800  Tenet Healthcare Corp.                26,742,488
    190,600  Teva Pharmaceutical Inds. Ltd.
               ADR                                 13,961,450
    127,800  Universal Health Services, Inc.*      14,281,650
     42,900  Wellpoint Health Networks, Inc.*       4,944,225
                                               --------------
                                                  171,322,847
-------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 6.2%
    196,160  Flextronics Int'l. Ltd.*               5,590,560
  3,053,700  General Electric Co.                 146,386,744
    254,900  Honeywell Int'l., Inc.                12,059,956
    372,100  Jabil Circuit, Inc.*                   9,442,037
    577,800  SCI Systems, Inc.*                    15,239,475
                                               --------------
                                                  188,718,772
-------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.4%
    108,000  Arrow Electronics, Inc.*               3,091,500
    113,200  Artesyn Technologies, Inc.*            1,797,050
     70,300  Power-One, Inc.*                       2,763,669
    139,800  Tektronix, Inc.*                       4,709,512
                                               --------------
                                                   12,361,731
-------------------------------------------------------------
ELECTRONICS-SEMICONDUCTORS -- 2.2%
    434,000  Analog Devices, Inc.*                 22,215,375
    232,000  AVX Corp.                              3,799,000
     74,800  Elantec Semiconductor, Inc.*           2,075,700
     48,300  Handspring, Inc.*                      1,880,681
    324,600  Integrated Device Technology,
               Inc.*                               10,752,375
    579,600  Intel Corp.                           17,424,225
    196,500  Palm, Inc.*                            5,563,406
    106,200  Rambus, Inc.*                          3,836,475
                                               --------------
                                                   67,547,237
-------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.7%
    165,900  Coastal Corp.                         14,651,044
    137,300  Dynegy, Inc.                           7,697,381
                                               --------------
                                                   22,348,425
-------------------------------------------------------------
FINANCIAL-BANKS -- 9.6%
    520,700  Bank of New York, Inc.                28,736,131
  2,554,666  Citigroup, Inc.                      130,447,633
    126,500  Commerce Bancorp, Inc.                 8,649,437
    236,000  M & T Bank Corp.                      16,048,000
    605,400  Mellon Financial Corp.                29,778,112
    245,100  PNC Financial Services Group          17,907,619
    134,900  Premier National Bancorp, Inc.         2,807,606
    115,500  Silicon Valley Bancshares*             3,991,969
     96,700  State Street Corp.                    12,011,107
    746,300  TCF Financial Corp.                   33,256,994
     91,000  Zions Bancorp                          5,681,813
                                               --------------
                                                  289,316,421
-------------------------------------------------------------

See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)


-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
FINANCIAL-OTHER -- 10.3%
    128,200  A.G. Edwards, Inc.                $    6,081,488
    754,757  Charles Schwab Corp.                  21,416,230
    530,700  Countrywide Credit Industries,
               Inc.                                26,667,675
    494,100  Federal Home Loan Mortgage
               Corp.                               34,031,138
    482,300  Federal National Mortgage Assn.       41,839,525
    207,800  Federated Investors, Inc.              6,052,175
    160,900  Franklin Resources, Inc.               6,130,290
    129,100  Goldman Sachs Group, Inc.             13,805,631
    368,466  Legg Mason, Inc.                      20,081,397
    789,400  Lehman Brothers Hldgs., Inc.          53,383,175
    536,700  MBNA Corp.                            19,824,356
    591,000  Merrill Lynch & Co., Inc.             40,298,812
    270,700  Morgan Stanley Dean Witter & Co.      21,452,975
                                               --------------
                                                  311,064,867
-------------------------------------------------------------
FINANCIAL-THRIFT -- 3.5%
    251,900  Dime Bancorp, Inc.                     7,446,794
    569,200  Golden State Bancorp, Inc.            17,894,225
    584,800  Golden West Financial Corp.           39,474,000
    764,500  Washington Mutual, Inc.               40,566,281
                                               --------------
                                                  105,381,300
-------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 2.4%
    585,500  Coca-Cola Co.                         35,678,907
    370,100  PepsiCo., Inc.                        18,343,081
    434,300  The Pepsi Bottling Group, Inc.        17,344,856
                                               --------------
                                                   71,366,844
-------------------------------------------------------------
FOOTWEAR -- 0.2%
     89,700  The Timberland Co.*                    5,998,688
-------------------------------------------------------------
HOSPITAL SUPPLIES -- 0.2%
     74,400  Waters Corp.*                          6,212,400
-------------------------------------------------------------
INSURANCE -- 1.4%
    165,450  Ambac Financial Group, Inc.            9,647,803
     70,600  Chubb Corp.                            6,106,900
     38,700  Cigna Corp.*                           5,120,010
     79,300  Lincoln Nat'l. Corp., Inc.             3,751,881
    110,200  MGIC Investment Corp.                  7,431,613
    177,700  Old Republic Int'l. Corp.              5,686,400
     71,900  The PMI Group, Inc.                    4,866,731
                                               --------------
                                                   42,611,338
-------------------------------------------------------------
LODGING -- 0.2%
    179,500  Starwood Hotels & Resorts
               Worldwide, Inc.                      6,327,375
-------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 0.2%
    228,300  May Department Stores Co.*             7,476,825
-------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.9%
    140,700  Cardinal Health, Inc.                 14,017,237
    280,200  Walgreen Co.                          11,715,863
                                               --------------
                                                   25,733,100
-------------------------------------------------------------
MERCHANDISING-FOOD -- 0.4%
    218,100  Kroger Co.*                            5,902,331
    121,200  Safeway, Inc.*                         7,575,000
                                               --------------
                                                   13,477,331
-------------------------------------------------------------
MERCHANDISING-SPECIAL -- 0.8%
    450,700  Pier 1 Imports, Inc.                   4,647,844
    134,900  Starbucks Corp.*                       5,969,325
    273,000  United Stationers, Inc.*               6,552,000
    530,000  Venator Group, Inc.*                   8,215,000
                                               --------------
                                                   25,384,169
-------------------------------------------------------------
MISCELLANEOUS-CAPITAL GOODS -- 1.0%
     70,400  Applera Corp.-Applied Biosystems
               Group                           $    6,622,000
     83,600  Mettler-Toledo Int'l., Inc.*           4,545,750
    165,900  PerkinElmer, Inc.                     17,419,500
     88,700  Varian, Inc.*                          3,004,712
                                               --------------
                                                   31,591,962
-------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.6%
    235,700  Enron Corp.                           19,592,563
-------------------------------------------------------------
OIL AND GAS PRODUCING -- 2.8%
    387,400  Apache Corp.                          27,142,212
    414,700  Burlington Resources, Inc.            20,942,350
    318,400  EOG Resources, Inc.                   17,412,500
    140,100  Noble Affiliates, Inc.*                6,444,600
    357,800  Talisman Energy, Inc.*                13,260,963
                                               --------------
                                                   85,202,625
-------------------------------------------------------------
OIL AND GAS SERVICES -- 1.2%
    120,700  B.J. Svcs. Co.*                        8,313,213
    551,700  Santa Fe Int'l. Corp.                 17,688,881
    196,600  Weatherford Int'l., Inc.*              9,289,350
                                               --------------
                                                   35,291,444
-------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 0.9%
    206,500  Amerada Hess Corp.                    15,087,406
    165,000  Kerr-McGee Corp.                      11,044,688
                                               --------------
                                                   26,132,094
-------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 2.2%
    347,800  Exxon Mobil Corp.                     30,236,863
    613,800  Royal Dutch Petroleum Co.             37,173,262
                                               --------------
                                                   67,410,125
-------------------------------------------------------------
RESTAURANTS -- 0.3%
     99,000  Brinker Int'l., Inc.*                  4,182,750
    158,200  Darden Restaurants, Inc.*              3,618,825
                                               --------------
                                                    7,801,575
-------------------------------------------------------------
SEMICONDUCTORS -- 0.6%
    280,200  Alliance Semiconductor Corp.*          3,169,762
    298,700  Micron Technology, Inc.*              10,603,850
    238,350  Vishay Intertechnology, Inc.*          3,605,044
                                               --------------
                                                   17,378,656
-------------------------------------------------------------
SEMICONDUCTORS-COMMUNICATIONS -- 3.9%
    189,400  Applied Micro Circuits Corp.*         14,213,878
    105,900  Cirrus Logic, Inc.*                    1,985,625
    115,600  Exar Corp.*                            3,581,794
    561,600  Galileo Technology Ltd.*               7,581,600
    153,500  Linear Technology Corp.                7,099,375
    307,300  Maxim Integrated Products, Inc.*      14,692,781
    407,000  Micrel, Inc.*                         13,710,813
    188,200  PMC-Sierra, Inc.*                     14,797,225
    435,600  Semtech Corp.*                         9,610,425
    292,900  Texas Instruments, Inc.               13,876,138
    417,900  TranSwitch Corp.*                     16,350,337
                                               --------------
                                                  117,499,991
-------------------------------------------------------------
SEMICONDUCTORS-EQUIPMENT -- 0.6%
    102,000  Applied Materials, Inc.*               3,895,125
    185,000  Cadence Design Systems, Inc.*          5,087,500
    146,800  Novellus Systems, Inc.*                5,275,625
    123,800  Teradyne, Inc.*                        4,611,550
                                               --------------
                                                   18,869,800
-------------------------------------------------------------
TELECOMMUNICATIONS -- 0.4%
    155,600  Research In Motion Ltd.*              12,448,000
-------------------------------------------------------------

* Non-income producing security.              See notes to financial statements.
24

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
TELECOMMUNICATIONS-EQUIPMENT -- 11.4%
    178,000  Brocade Comm. Systems, Inc.*      $   16,342,625
    220,100  Ciena Corp.*                          17,883,125
  2,164,000  Cisco Systems, Inc.*                  82,773,000
  1,180,000  Corning, Inc.                         62,318,750
     60,800  Juniper Networks, Inc.*                7,664,600
    485,400  LM Ericsson AB*                        5,430,413
    297,300  Motorola, Inc.                         6,020,325
    131,900  Newport Corp.                         10,368,577
  1,753,100  Nortel Networks Corp.                 56,208,769
    293,200  Proxim, Inc.*                         12,607,600
    226,200  QUALCOMM, Inc.*                       18,590,812
    572,500  Scientific Atlanta, Inc.              18,642,031
    173,000  SDL, Inc.*                            25,636,437
    131,000  Sycamore Networks, Inc.*               4,879,750
                                               --------------
                                                  345,366,814
-------------------------------------------------------------
TELECOMMUNICATIONS-SPECIALTY -- 0.5%
    443,600  Exodus Comm., Inc.*                    8,872,000
    150,000  Metromedia Fiber Network, Inc.*        1,518,750
    178,900  XO Comm., Inc.*                        3,186,656
                                               --------------
                                                   13,577,406
-------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.2%
    193,600  The Neiman Marcus Group, Inc.*         6,413,000
-------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 6.0%
    296,100  AES Corp.*                            16,396,537
    103,400  American Electric Power, Inc.*         4,808,100
    398,800  Calpine Corp.*                        17,970,925
    256,800  CMS Energy Corp.                       8,137,350
    173,000  Consolidated Edison, Inc.*             6,660,500
    138,000  Dominion Resources, Inc.               9,246,000
    284,400  Duke Energy Co.                       24,245,100
    233,600  Exelon Corp.                          16,401,056
    125,500  FPL Group, Inc.                        9,004,625
    393,200  NRG Energy, Inc.*                     10,935,875
    164,100  Pinnacle West Capital Corp.*           7,815,263
    201,500  PPL Corp.                              9,105,281
    274,100  Reliant Energy, Inc.                  11,871,956
    181,700  Southern Co.                           6,041,525
    246,900  Southern Energy, Inc.*                 6,990,356
    176,900  TECO Energy, Inc.                      5,727,138
    584,000  TNPC, Inc.*                            5,730,500
    128,200  TXU Corp.*                             5,680,863
                                               --------------
                                                  182,768,950
-------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.7%
    193,800  El Paso Energy Corp.              $   13,880,925
    198,100  KeySpan Corp.                          8,394,487
                                               --------------
                                                   22,275,412
-------------------------------------------------------------
             TOTAL COMMON STOCKS (COST
               $2,633,919,971)                  2,950,676,577
-------------------------------------------------------------

-------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.0%
-------------------------------------------------------------
  Principal
     Amount                                             Value
-------------------------------------------------------------
$90,994,000  State Street Bank and Trust Co.
             repurchase agreement, dated
             12/29/2000, maturity value
             $91,059,010 at 6.43%, due
             1/2/2001 (1)
             (COST $90,994,000)                $   90,994,000
-------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
  (COST $2,724,913,971)
                                                3,041,670,577
LIABILITIES IN EXCESS OF CASH, RECEIVABLES AND
  OTHER ASSETS -- (0.4)%
                                                  (13,183,935)
-------------------------------------------------------------
NET ASSETS -- 100%                             $3,028,486,642
-------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.              * Non-income producing security.

-   The Guardian Park Avenue Small Cap Fund

------------------------------------------------------------
 COMMON STOCKS -- 88.2%
------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.9%
       13,200  Newport News Shipbuilding, Inc.  $    686,400
       20,000  Precision Castparts Corp.*            841,250
                                                ------------
                                                   1,527,650
------------------------------------------------------------
AIR TRANSPORTATION -- 0.9%
       33,600  Frontier Airlines, Inc.*            1,039,500
       21,800  Skywest, Inc.                         626,750
                                                ------------
                                                   1,666,250
------------------------------------------------------------
BIOTECHNOLOGY -- 3.3%
       13,000  Albany Molecular Research,
                 Inc.*                               801,125
       10,400  Celgene Corp.*                        338,000
       13,300  Enzon, Inc.*                          825,431
       56,800  Genomic Solutions, Inc.*              433,100
        8,000  Human Genome Sciences, Inc.*          554,500
       11,200  Millennium Pharmaceuticals,
                 Inc.*                               693,000
       23,600  NeoPharm, Inc.*                       893,850
       19,000  PRAECIS Pharmaceuticals, Inc.*        555,750
        6,500  Protein Design Labs, Inc.*            564,688
        4,600  Sepracor, Inc.*                       368,575
                                                ------------
                                                   6,028,019
------------------------------------------------------------
BROADCASTING AND PUBLISHING -- 2.8%
       57,800  Charter Comm., Inc.*                1,311,337
       53,000  Cox Radio, Inc.*                    1,195,813
       24,000  Entercom Comm. Corp.*                 826,500
       50,000  Entravision Comm. Corp.*              918,750
       46,000  Mediacom Comm. Corp.*                 790,625
                                                ------------
                                                   5,043,025
------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 1.5%
       28,886  D.R. Horton, Inc.                     705,902
       20,600  Lennar Corp.                          746,750
       14,500  Pulte Corp.                           611,719
       15,100  Toll Brothers, Inc.*                  617,212
                                                ------------
                                                   2,681,583
------------------------------------------------------------
CHEMICALS-MAJOR -- 0.5%
       17,125  Cabot Microelectronics Corp.*         889,430
------------------------------------------------------------
CHEMICALS-MISCELLANEOUS -- 0.5%
       22,000  Lubrizol Corp.                        566,500
       11,400  Symyx Technologies, Inc.*             410,400
                                                ------------
                                                     976,900
------------------------------------------------------------
COAL -- 0.7%
       44,800  Arch Coal, Inc.*                      632,800
       23,100  CONSOL Energy, Inc.*                  645,356
                                                ------------
                                                   1,278,156
------------------------------------------------------------
COMPUTER SOFTWARE -- 4.8%
        8,900  BEA Systems, Inc.*                    599,081
        7,500  Cerner Corp.*                         346,875
       18,000  Informatica Corp.*                    712,125
       11,300  Interwoven, Inc.*                     745,094
       11,200  Macromedia, Inc.*                     680,400
       17,000  Manhattan Associates, Inc.*           724,625
       22,000  Manugistics Group, Inc.*            1,254,000
       30,000  Mentor Graphics Corp.*                823,125
        7,000  Mercury Interactive Corp.*            631,750
       10,200  Micromuse, Inc.*                      615,666
        7,000  Nuance Comm., Inc.*                   301,875
       26,500  Selectica, Inc.*                      640,969
       11,700  SpeechWorks Int'l., Inc.*             574,031
                                                ------------
                                                   8,649,616
------------------------------------------------------------
COMPUTER SYSTEMS -- 5.0%
       50,000  Computer Access Technology
                 Corp.*                         $    512,500
       23,000  Emulex Corp.*                       1,838,562
       29,600  Finisar Corp.*                        858,400
       20,200  Henry Jack & Associates, Inc.       1,254,925
       18,900  INRANGE Technologies Corp.*           320,119
       16,000  JNI Corp.*                            363,000
       24,000  M-Systems Flash Disk Pioneers
                 Ltd.*                               334,500
       17,200  Network Appliance, Inc.*            1,104,025
       16,700  NVIDIA Corp.*                         547,186
       19,900  QLogic Corp.*                       1,532,300
       15,100  WatchGuard Technologies, Inc.*        477,538
                                                ------------
                                                   9,143,055
------------------------------------------------------------
DRUGS AND HOSPITALS -- 13.5%
       14,600  Accredo Health, Inc.*                 732,738
       13,200  Allergan, Inc.                      1,277,925
       13,300  Andrx Group*                          769,738
       15,600  Barr Laboratories, Inc.*            1,137,825
       27,000  Biovail Corp.*                      1,048,680
       25,000  Community Health Systems, Inc.*       875,000
       20,100  First Health Group Corp.*             935,906
       70,600  Health Management Associates,
                 Inc.*                             1,464,950
       23,600  ICN Pharmaceuticals, Inc.             724,225
        6,000  IDEC Pharmaceuticals Corp.*         1,137,375
       43,450  IVAX Corp.*                         1,664,135
       39,650  K-V Pharmaceutical Co.*               991,250
       43,268  King Pharmaceuticals, Inc.*         2,236,415
        5,500  Laboratory Corp. of America
                 Hldgs.*                             968,000
       16,300  Medicis Pharmaceutical Corp.*         963,737
       25,200  Mylan Laboratories, Inc.              634,725
       25,700  Noven Pharmaceuticals, Inc.*          960,537
       18,600  Oxford Health Plans, Inc.*            734,700
       25,200  Province Healthcare Co.*              992,250
       21,000  Tenet Healthcare Corp.                933,188
       20,600  Teva Pharmaceutical Inds. Ltd.
                 ADR                               1,508,950
        9,700  Trigon Healthcare, Inc.*              754,781
       10,300  Universal Health Services,
                 Inc.*                             1,151,025
                                                ------------
                                                  24,598,055
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.8%
       19,400  APW Ltd.*                             654,750
       26,500  DDi Corp.*                            722,125
       44,824  Flextronics Int'l. Ltd.*            1,277,484
       49,700  Pemstar, Inc.*                        437,981
       29,200  Plexus Corp.*                         887,406
       34,000  SMTC Corp.*                           463,250
       48,500  TTM Technologies, Inc.*               688,094
                                                ------------
                                                   5,131,090
------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.5%
       29,000  Tektronix, Inc.*                      976,938
------------------------------------------------------------
ELECTRONICS-SEMICONDUCTORS -- 0.5%
       16,000  Elantec Semiconductor, Inc.*          444,000
       13,100  Integrated Device Technology,
                 Inc.*                               433,938
                                                ------------
                                                     877,938
------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.7%
       23,500  Caminus Corp.*                        546,375
       19,000  Valero Energy Corp.*                  706,563
                                                ------------
                                                   1,252,938
------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.3%
       29,000  Argosy Gaming Co.*                    556,438
------------------------------------------------------------


* Non-income producing security.              See notes to financial statements.
26

THE GUARDIAN PARK AVENUE SMALL CAP FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
FINANCIAL-BANKS -- 3.6%
       17,140  Commerce Bancorp, Inc.           $  1,171,947
        7,200  Corus Bankshares, Inc.                356,288
       25,200  Mercantile Bankshares Corp.         1,088,325
       39,600  North Fork Bancorp., Inc.             972,675
       27,600  Silicon Valley Bancshares*            953,925
       22,400  TCF Financial Corp.                   998,200
       14,400  UCBH Hldgs., Inc.                     671,400
       25,500  Wintrust Financial Corp.              406,406
                                                ------------
                                                   6,619,166
------------------------------------------------------------
FINANCIAL-OTHER -- 4.9%
       11,300  Affiliated Managers Group,
                 Inc.*                               620,088
       28,700  AmeriCredit Corp.*                    782,075
       21,500  BlackRock, Inc.*                      903,000
       24,900  Countrywide Credit Industries,
                 Inc.                              1,251,225
       19,900  InterCept Group, Inc.*                531,081
       30,000  LaBranche & Co., Inc.*                916,875
       12,500  Legg Mason, Inc.                      681,250
       18,200  Metris Cos., Inc.                     478,888
       25,700  Raymond James Financial, Inc.         896,287
        9,700  SEI Investments Co.*                1,086,400
       19,800  Waddell & Reed Financial, Inc.        744,975
                                                ------------
                                                   8,892,144
------------------------------------------------------------
FINANCIAL-THRIFT -- 4.4%
       18,500  Astoria Financial Corp.             1,004,781
       14,100  Bank United Corp.*                    961,444
       31,700  Dime Bancorp, Inc.                    937,131
       16,200  Downey Financial Corp.*               891,000
       19,400  FirstFed Financial Corp.*             626,862
       41,700  Golden State Bancorp, Inc.          1,310,944
       16,800  Golden West Financial Corp.         1,134,000
       30,200  New York Community Bancorp,
                 Inc.                              1,109,850
                                                ------------
                                                   7,976,012
------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 2.0%
       13,000  Adolph Coors Co.                    1,044,062
       22,000  McCormick & Co., Inc.                 793,375
       18,000  Suiza Foods Corp.*                    864,000
       18,500  The Robert Mondavi Corp.*           1,001,313
                                                ------------
                                                   3,702,750
------------------------------------------------------------
FOOTWEAR -- 1.2%
       33,000  Genesco, Inc.*                        806,437
        6,100  Payless ShoeSource, Inc.*             431,575
       14,000  The Timberland Co.*                   936,250
                                                ------------
                                                   2,174,262
------------------------------------------------------------
HOSPITAL SUPPLIES -- 1.2%
       15,500  Cytyc Corp.*                          969,719
        8,800  Diagnostic Products Corp.*            480,700
        9,400  Waters Corp.*                         784,900
                                                ------------
                                                   2,235,319
------------------------------------------------------------
INSURANCE -- 4.2%
       11,900  Allmerica Financial Corp.             862,750
        9,200  Everest Re Group, Ltd.*               658,950
       30,800  Old Republic Int'l. Corp.             985,600
       17,400  PartnerRe Ltd.                      1,061,400
       29,600  Reinsurance Group of America,
                 Inc.                              1,050,800
       10,200  RenaissanceRe Hldgs. Ltd.             798,787
       13,000  StanCorp Financial Group, Inc.*       620,750
       13,200  The PMI Group, Inc.                   893,475
       21,900  Triad Guaranty, Inc.*                 725,438
                                                ------------
                                                   7,657,950
------------------------------------------------------------
MERCHANDISING-DRUGS -- 1.2%
       26,000  AmeriSource Health Corp.*           1,313,000
        8,000  Express Scripts, Inc.*                818,000
                                                ------------
                                                   2,131,000
------------------------------------------------------------
MERCHANDISING-FOOD -- 1.0%
       21,000  Performance Food Group Co.*      $  1,076,578
       13,000  Whole Foods Market, Inc.*             794,625
                                                ------------
                                                   1,871,203
------------------------------------------------------------
MERCHANDISING-SPECIAL -- 2.5%
       29,200  BJ's Wholesale Club, Inc.*          1,120,550
       45,500  Coach, Inc.*                        1,308,125
       40,000  Oakley, Inc.*                         540,000
       28,800  United Stationers, Inc.*              691,200
       55,000  Venator Group, Inc.*                  852,500
                                                ------------
                                                   4,512,375
------------------------------------------------------------
MISCELLANEOUS-CAPITAL GOODS -- 2.7%
       17,000  ADVO, Inc.*                           754,375
       14,000  Amphenol Corp.*                       548,625
       16,800  Mettler-Toledo Int'l., Inc.*          913,500
       14,800  Millipore Corp.                       932,400
        8,400  PerkinElmer, Inc.                     882,000
       23,900  Varian, Inc.*                         809,612
                                                ------------
                                                   4,840,512
------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH CYCLICAL -- 0.4%
       55,500  Dal-Tile Int'l., Inc.*                787,406
------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 1.6%
       18,100  DeVry, Inc.*                          683,275
       26,900  Education Management Corp.*           961,675
       14,700  Lamar Advertising Co.*                567,328
       29,200  Sunrise Assisted Living, Inc.*        711,794
                                                ------------
                                                   2,924,072
------------------------------------------------------------
OIL AND GAS PRODUCING -- 2.8%
       20,000  Burlington Resources, Inc.          1,010,000
       30,000  Cross Timbers Oil Co.                 832,500
       23,800  Louis Dreyfus Natural Gas
                 Corp.*                            1,090,337
       16,500  Newfield Exploration Co.*             782,719
       17,000  Noble Affiliates, Inc.*               782,000
        9,300  Stone Energy Corp.*                   600,315
                                                ------------
                                                   5,097,871
------------------------------------------------------------
OIL AND GAS SERVICES -- 2.2%
       10,200  B.J. Svcs. Co.*                       702,525
       16,600  Santa Fe Int'l. Corp.                 532,237
        7,000  Smith Int'l., Inc.*                   521,938
       22,800  Veritas DGC, Inc.*                    736,440
       37,000  W-H Energy Services, Inc.*            728,437
       16,600  Weatherford Int'l., Inc.*             784,350
                                                ------------
                                                   4,005,927
------------------------------------------------------------
RESTAURANTS -- 1.2%
       18,500  Brinker Int'l., Inc.*                 781,625
       23,000  California Pizza Kitchen, Inc.*       649,750
       47,000  Ruby Tuesday, Inc.*                   716,750
                                                ------------
                                                   2,148,125
------------------------------------------------------------
SEMICONDUCTORS-COMMUNICATIONS -- 4.0%
       30,508  Applied Micro Circuits Corp.*       2,289,530
       13,400  Centillium Comm., Inc.*               298,150
       36,000  Cirrus Logic, Inc.*                   675,000
       23,100  Exar Corp.*                           715,739
       39,900  Galileo Technology Ltd.*              538,650
        5,700  GlobeSpan, Inc.*                      156,750
       23,600  Metalink Ltd.*                        227,150
       15,000  Micrel, Inc.*                         505,312
       16,600  Semtech Corp.*                        366,238
       31,800  TranSwitch Corp.*                   1,244,175
       18,200  WJ Comm., Inc.*                       259,350
                                                ------------
                                                   7,276,044
------------------------------------------------------------

See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE SMALL CAP FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
TELECOMMUNICATIONS-EQUIPMENT -- 2.3%
       14,400  Crown Castle Int'l. Corp.*       $    389,700
       10,400  EXFO Electro-Optical Engr.,
                 Inc.*                               271,700
       29,300  Ixia*                                 670,237
       19,700  Lexent, Inc.*                         337,363
        7,000  Newport Corp.                         550,266
        7,400  ONI Systems Corp.*                    292,763
       23,500  Oplink Comm., Inc.*                   424,469
       15,400  Scientific Atlanta, Inc.              501,462
        4,600  SDL, Inc.*                            681,662
                                                ------------
                                                   4,119,622
------------------------------------------------------------
TELECOMMUNICATIONS-SPECIALTY -- 0.6%
       15,400  Critical Path, Inc.*                  473,550
       29,700  Exodus Comm., Inc.*                   594,000
                                                ------------
                                                   1,067,550
------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.4%
       36,400  UTi Worldwide, Inc.*                  732,550
------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 3.9%
       29,600  Calpine Corp.*                      1,333,850
        8,700  Cleco Corp.*                          476,325
       29,000  CMS Energy Corp.                      918,937
       11,500  IDACORP, Inc.*                        564,219
       29,400  NRG Energy, Inc.*                     817,688
       13,200  Pinnacle West Capital Corp.*          628,650
       32,500  Southern Energy, Inc.*                920,156
       25,400  TECO Energy, Inc.                     822,325
       22,100  UtiliCorp United, Inc.*               685,100
                                                ------------
                                                   7,167,250
------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.7%
       29,700  Atmos Energy Corp.*              $    723,937
        9,300  Equitable Resources, Inc.             620,775
                                                ------------
                                                   1,344,712
------------------------------------------------------------
               TOTAL COMMON STOCKS (COST
                 $129,381,197)                   160,560,903
------------------------------------------------------------

------------------------------------------------------------
 REPURCHASE AGREEMENT -- 13.0%
------------------------------------------------------------
Principal
Amount                                                 Value
------------------------------------------------------------
$  23,733,000  State Street Bank and Trust Co.
               repurchase agreement, dated
               12/29/2000, maturity value
               $23,749,956 at 6.43%, due
               1/2/2001 (1)
               (COST $23,733,000)               $ 23,733,000
------------------------------------------------------------
TOTAL INVESTMENTS -- 101.2%
  (COST $153,114,197)                            184,293,903
LIABILITIES IN EXCESS OF CASH, RECEIVABLES
  AND OTHER ASSETS -- (1.2)%                      (2,262,228)
------------------------------------------------------------
NET ASSETS -- 100%                              $182,031,675
------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

* Non-income producing security.              See notes to financial statements.
28

-   The Guardian Asset Allocation Fund

------------------------------------------------------------
 MUNICIPAL BONDS -- 2.5%
------------------------------------------------------------
Principal
Amount                                                 Value
------------------------------------------------------------
FIXED INCOME -- 2.5%
   $7,000,000  Sacramento Cnty., CA
                 6.85%, due 1/3/2001
                 (COST $7,000,000)              $  7,000,000
------------------------------------------------------------
 MUTUAL FUNDS -- 49.4%
------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
EQUITY -- 32.4%
    2,257,478  The Guardian Park Avenue Fund,
                 Class A                          92,962,924
FIXED INCOME -- 17.0%
    5,072,512  The Guardian Investment Quality
                 Bond Fund, Class A               48,746,839
------------------------------------------------------------
               TOTAL MUTUAL FUNDS (COST
                 $162,699,907)                   141,709,763
------------------------------------------------------------
 U.S. GOVERNMENT -- 1.2%
------------------------------------------------------------
Principal
Amount                                                 Value
------------------------------------------------------------
   $3,500,000  U.S. Treasury Bill
                 5.95%, 3/21/2001
                 (COST $3,454,047)              $  3,454,047
------------------------------------------------------------
 OPTIONS -- 0.3%
------------------------------------------------------------
    Number of
    Contracts                                          Value
------------------------------------------------------------
          320  U.S. Treasury Bond Futures
                 Expires February, 2001
                 Exercise price $102
                 (COST $358,229)                     970,000
------------------------------------------------------------
 SHORT TERM INVESTMENTS -- 31.3%
------------------------------------------------------------
Principal
Amount                                                 Value
------------------------------------------------------------
   $7,000,000  American General Fin. Corp.
                 6.57%, due 1/10/2001              6,988,503
    7,000,000  Basf Aktiengesellschaft
                 6.38%, due 2/28/2001              6,928,048
    5,225,000  Boeing Capital Corp.
                 6.49%, due 1/25/2001              5,202,393
    7,000,000  British Aerospace
                 6.56%, due 1/26/2001              6,968,111
    6,000,000  Clorox Co.
                 6.48%, due 2/5/2001               5,962,200
    7,000,000  GE Capital Int'l. Funding
                 6.57%, due 1/18/2001              6,978,283

------------------------------------------------------------
Principal
Amount                                                 Value
------------------------------------------------------------
   $7,000,000  Gillette Co.
                 6.48%, due 1/4/2001            $  6,996,220
    7,000,000  Household Finl. Corp.
                 6.55%, due 1/3/2001               6,997,453
    5,000,000  Illinois Tool Works, Inc.
                 6.55%, due 1/30/2001              4,973,618
    6,000,000  Receivables Capital Corp.
                 6.47%, due 2/13/2001              5,953,632
    4,935,000  Rio Tinto America, Inc.
                 6.60%, due 1/10/2001              4,926,857
    7,000,000  Salomon, Inc.
                 6.57%, due 1/2/2001               6,998,722
    7,000,000  Sysco Corp.
                 6.47%, due 2/16/2001              6,942,129
    7,000,000  Vodafone Airtouch PLC
                 6.56%, due 1/24/2001              6,970,662
------------------------------------------------------------
               TOTAL SHORT TERM INVESTMENTS
                 (COST $89,786,831)               89,786,831
------------------------------------------------------------
 REPURCHASE AGREEMENT -- 15.3%
------------------------------------------------------------
Principal
Amount                                                 Value
------------------------------------------------------------
$  43,732,000  State Street Bank and Trust Co.
               repurchase agreement,
               dated 12/29/2000, maturity
               value $43,763,244 at
               6.43%, due 1/2/2001 (1)
               (COST $43,732,000)               $ 43,732,000
------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
  (COST $307,031,014)                            286,652,641
CASH, RECEIVABLES AND OTHER ASSETS LESS
  LIABILITIES -- 0.0%                                143,094
------------------------------------------------------------
NET ASSETS -- 100%                              $286,795,735
------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

------------------------------------------------------
 PURCHASED FUTURES CONTRACT
------------------------------------------------------
                                           Unrealized
Contracts    Description    Expiration    Depreciation
------------------------------------------------------
213         S&P 500 Index   March, 2001   $(1,065,474)

At December 31, 2000 The Guardian Asset Allocation Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

See notes to financial statements.              * Non-income producing security.

-   The Guardian S&P 500 Index Fund

------------------------------------------------------------
 COMMON STOCKS -- 99.1%
------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.3%
      13,571  Boeing Co.                        $    895,686
       3,140  General Dynamics Corp.                 244,920
       6,185  Lockheed Martin Corp.                  209,981
       1,085  Northrop Grumman Corp.                  90,055
       5,287  Raytheon Co.                           164,227
       2,964  Rockwell Int'l. Corp.                  141,161
       1,899  TRW, Inc.                               73,586
       7,420  United Technologies Corp.              583,397
                                                ------------
                                                   2,403,013
------------------------------------------------------------
AIR TRANSPORTATION -- 0.3%
       2,313  AMR Corp., DE*                          90,641
       2,016  Delta Airlines, Inc.                   101,178
       7,880  Southwest Airlines Co.                 264,216
       1,116  US Airways Group, Inc.*                 45,268
                                                ------------
                                                     501,303
------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.1%
       3,066  Leggett & Platt, Inc.                   58,062
       1,319  Maytag Corp.                            42,620
       1,163  Whirlpool Corp.                         55,461
                                                ------------
                                                     156,143
------------------------------------------------------------
AUTOMOTIVE -- 0.7%
      32,989  Ford Motor Co.                         773,180
      10,001  General Motors Corp.                   509,426
                                                ------------
                                                   1,282,606
------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.3%
       1,184  Cooper Tire & Rubber Co.                12,580
       2,570  Dana Corp.                              39,353
       2,223  Danaher Corp.                          151,998
       8,826  Delphi Automotive Systems Corp.         99,292
       2,777  Genuine Parts Co.                       72,723
       2,442  Goodyear Tire & Rubber Co.              56,141
         913  Snap On, Inc.                           25,450
         967  Timken Co.                              14,626
                                                ------------
                                                     472,163
------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
       3,190  Alza Corp.*                            135,575
      15,958  Amgen, Inc.*                         1,020,315
       2,347  Biogen, Inc.*                          140,967
         961  Chiron Corp.*                           42,764
       2,815  MedImmune, Inc.*                       134,240
                                                ------------
                                                   1,473,861
------------------------------------------------------------
BROADCASTING AND PUBLISHING -- 0.5%
       5,820  Clear Channel Comm., Inc.*             281,906
      14,475  Comcast Corp.*                         604,331
                                                ------------
                                                     886,237
------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 0.2%
         927  Centex Corp.                            34,820
       1,029  Crane Co.                               29,262
         744  Kaufman & Broad Home Corp.              25,063
       6,983  Masco Corp.                            179,376
         675  Pulte Corp.                             28,477
       2,591  Sherwin-Williams Co.                    68,176
       1,563  Vulcan Materials Co.                    74,829
                                                ------------
                                                     440,003
------------------------------------------------------------
BUSINESS SERVICES -- 0.0%
       1,187  Fluor Corp.*                            39,245
------------------------------------------------------------
CAPITAL GOODS-HEAVY DUTY TRUCKS -- 0.1%
         987  Navistar Int'l. Corp., Inc.*            25,847
       1,223  PACCAR, Inc.                            60,233
       1,003  Ryder Systems, Inc.                     16,675
                                                ------------
                                                     102,755
------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 0.4%
       6,233  Minnesota Mng. & Mfg. Co.              751,076
------------------------------------------------------------
CHEMICALS-MAJOR -- 0.8%
      10,277  Dow Chemical Co.                  $    376,395
      16,318  E.I. Du Pont de Nemours and Co.        788,363
       1,660  Hercules, Inc.                          31,644
       3,419  Rohm & Haas Co.                        124,153
       2,091  Union Carbide Corp.                    112,522
                                                ------------
                                                   1,433,077
------------------------------------------------------------
CHEMICALS-MISCELLANEOUS -- 0.5%
       3,582  Air Products & Chemicals, Inc.         146,862
       1,760  Avery Dennison Corp.                    96,580
       1,721  B.F. Goodrich Co.                       62,601
       1,222  Eastman Chemical Co.                    59,573
       2,024  Ecolab, Inc.                            87,412
       1,965  Engelhard Corp.                         40,037
         477  FMC Corp.*                              34,195
         898  Great Lakes Chemical Corp.              33,394
       2,715  PPG Industries, Inc.                   125,738
       2,483  Praxair, Inc.                          110,183
       1,304  Sealed Air Corp.*                       39,772
       1,576  Sigma-Aldrich                           61,957
                                                ------------
                                                     898,304
------------------------------------------------------------
COAL -- 0.0%
       1,187  Massey Energy Co.                       15,134
------------------------------------------------------------
COMPUTER SOFTWARE -- 5.5%
       3,704  Adobe Systems, Inc.                    215,526
         962  Autodesk, Inc.                          25,914
       9,846  Automatic Data Processing, Inc.        623,375
       3,814  BMC Software, Inc.*                     53,396
       4,421  Broadvision, Inc.*                      52,223
       2,259  Ceridian Corp.*                         45,039
       2,800  Citrix Systems, Inc.*                   63,000
       8,467  Computer Associates Int'l., Inc.       165,107
       2,614  Computer Sciences Corp.*               157,167
       5,631  Compuware Corp.*                        35,194
       7,354  Electronic Data Systems Corp.          424,693
       6,547  First Data Corp.                       344,945
       2,511  Intuit, Inc.*                           99,028
       1,056  Mercury Interactive Corp.*              95,304
      82,557  Microsoft Corp.*                     3,580,910
       5,102  Novell, Inc.*                           26,626
      88,160  Oracle Corp.*                        2,562,150
       4,295  Parametric Technology Corp.*            57,714
       4,194  PeopleSoft, Inc.*                      155,964
       3,235  Sabre Hldgs. Corp.*                    139,509
       6,651  Siebel Systems, Inc.*                  449,774
       7,718  VERITAS Software Corp.*                675,325
                                                ------------
                                                  10,047,883
------------------------------------------------------------
COMPUTER SYSTEMS -- 5.3%
       5,051  Apple Computer, Inc.*                   75,134
       2,831  Cabletron Systems, Inc.*                42,642
      26,465  Compaq Computer Corp.                  398,298
       2,385  Comverse Technology, Inc.*             259,071
      40,075  Dell Computer Corp.*                   698,808
      33,334  EMC Corp.*                           2,216,711
       4,944  Gateway, Inc.*                          88,943
      31,400  Hewlett Packard Co.                    991,062
      28,161  Int'l. Business Machines             2,393,685
       1,995  Lexmark Int'l. Group, Inc.*             88,403
       1,508  NCR Corp.*                              74,080
       4,758  Network Appliance, Inc.*               305,404
       5,791  Paychex, Inc.                          281,587
       4,144  Pitney Bowes, Inc.                     137,270
       1,439  QLogic Corp.*                          110,803
      49,320  Sun Microsystems, Inc.*              1,374,795
       4,852  Unisys Corp.*                           70,961
      10,377  Xerox Corp.                             47,994
                                                ------------
                                                   9,655,651
------------------------------------------------------------

* Non-income producing security.              See notes to financial statements.
30

THE GUARDIAN S&P 500 INDEX FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
CONGLOMERATES -- 1.2%
       1,657  Loews Corp.                       $    171,603
       2,323  Textron, Inc.                          108,019
      27,424  Tyco Int'l. Ltd.                     1,522,032
       5,417  Vivendi Universal SA*                  353,798
                                                ------------
                                                   2,155,452
------------------------------------------------------------
CONTAINER-METAL AND PLASTIC -- 0.0%
         472  Ball Corp.                              21,742
------------------------------------------------------------
CONTAINERS-PAPER -- 0.1%
         822  Bemis Co., Inc.                         27,588
       2,677  Pactiv Corp.*                           33,128
         872  Temple-Inland, Inc.                     46,761
                                                ------------
                                                     107,477
------------------------------------------------------------
COSMETICS AND TOILETRIES -- 0.5%
         870  Alberto-Culver Co.                      37,247
       3,785  Avon Products, Inc.                    181,207
         901  Bausch & Lomb, Inc.                     36,434
      16,757  Gillette Co.                           605,347
       1,642  Int'l. Flavours & Fragrances,
                Inc.                                  33,353
                                                ------------
                                                     893,588
------------------------------------------------------------
DRUGS AND HOSPITALS -- 9.4%
       2,054  Allergan, Inc.                         198,853
      20,399  American Home Products Corp.         1,296,356
      30,991  Bristol-Myers Squibb Corp.           2,291,397
      17,036  Eli Lilly & Co.                      1,585,413
         668  Forest Laboratories, Inc.*              88,761
       8,800  HCA-The Healthcare Corp.               387,288
       6,034  HEALTHSOUTH Corp.*                      98,430
       2,616  Humana, Inc.*                           39,894
       1,500  King Pharmaceuticals, Inc.*             77,531
       1,609  Manor Care, Inc.*                       33,186
      36,517  Merck & Co., Inc.                    3,418,904
      97,370  Pfizer, Inc.                         4,479,020
      19,553  Pharmacia Corp.                      1,192,733
      22,950  Schering-Plough Corp.                1,302,412
       4,873  Tenet Healthcare Corp.*                216,544
       5,302  UnitedHealth Group*                    325,410
       1,499  Watson Pharmaceuticals, Inc.*           76,730
         994  Wellpoint Health Networks, Inc.*       114,558
                                                ------------
                                                  17,223,420
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 5.2%
       1,471  Cooper Industries, Inc.                 67,574
       1,150  Eaton Corp.                             86,466
       6,734  Emerson Electric Co.                   530,723
     156,261  General Electric Co.                 7,490,762
      12,367  Honeywell Int'l., Inc.                 585,114
       3,063  Molex, Inc.                            108,737
         639  Nat'l. Svc. Industries, Inc.            16,414
       2,148  Sanmina Corp.*                         164,590
       9,259  Solectron Corp.*                       313,880
         903  Thomas & Betts Corp.                    14,617
       1,458  W.W. Grainger, Inc.                     53,217
                                                ------------
                                                   9,432,094
------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.1%
       1,278  Power-One, Inc.*                        50,241
       1,072  Symbol Technologies, Inc.*              38,592
       1,460  Tektronix, Inc.*                        49,184
                                                ------------
                                                     138,017
------------------------------------------------------------
ELECTRONICS-SEMICONDUCTORS -- 2.1%
       4,600  Advanced Micro Devices, Inc.*     $     63,538
       5,464  Analog Devices, Inc.*                  279,688
     106,876  Intel Corp.                          3,212,960
       4,646  LSI Logic Corp.*                        79,400
       8,467  Palm, Inc.*                            239,722
       2,470  Visteon Corp.                           28,405
                                                ------------
                                                   3,903,713
------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.6%
       3,337  Coastal Corp.                          294,699
       1,850  Dynegy, Inc.                           103,716
       4,449  Progress Energy, Inc.                  218,849
       1,534  Progress Energy, Inc.-Contingent
                Value Obligation*                        690
       2,248  Tosco Corp.                             76,292
       6,792  Williams Cos., Inc.                    271,255
       5,216  Xcel Energy, Inc.                      151,590
                                                ------------
                                                   1,117,091
------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 2.1%
       1,434  Brunswick Corp.                         23,571
       9,638  Carnival Corp.                         296,971
       4,728  Harley-Davidson, Inc.                  187,938
       2,009  Harrah's Entertainment, Inc.*           52,987
       3,026  Hasbro, Inc.                            32,151
       6,574  Mattel, Inc.                            94,929
      20,099  Time Warner, Inc.                    1,049,972
      23,812  Viacom, Inc.*                        1,113,211
      32,338  Walt Disney Co.                        935,781
                                                ------------
                                                   3,787,511
------------------------------------------------------------
FINANCIAL-BANKS -- 8.1%
       6,109  AmSouth Bancorporation                  93,162
      26,671  Bank of America Corp.                1,223,532
      11,504  Bank of New York, Inc.                 634,877
      17,917  Bank One Corp.                         656,210
       5,427  BB&T Corp.                             202,495
      19,327  Chase Manhattan Corp.                  878,171
      78,576  Citigroup, Inc.                      4,012,287
       2,443  Comerica, Inc.                         145,053
       7,233  Fifth Third Bancorp                    432,172
      15,431  First Union Corp.                      429,175
      15,313  Firstar Corp.                          356,027
      14,303  FleetBoston Financial Corp.            537,256
       3,932  Huntington Bancshares, Inc.             63,649
       2,705  J.P. Morgan & Co., Inc.                447,677
       6,988  KeyCorp                                195,664
       7,946  Mellon Financial Corp.                 390,844
       9,632  National City Corp.                    276,920
       3,477  Northern Trust Corp.                   283,593
       2,001  Old Kent Financial Corp.                87,544
       4,593  PNC Financial Services Group           335,576
       3,415  Regions Financial Corp.                 93,272
       2,621  SouthTrust Corp.                       106,642
       2,499  State Street Corp.                     310,401
       2,730  Summit Bancorp                         104,252
       4,999  SunTrust Banks, Inc.                   314,937
       4,371  Synovus Financial Corp.                117,744
      11,769  U.S. Bancorp, Inc.                     343,508
       2,203  Union Planters Corp.                    78,757
       3,167  Wachovia Corp.                         184,082
      25,791  Wells Fargo & Co.                    1,436,236
                                                ------------
                                                  14,771,715
------------------------------------------------------------

See notes to financial statements.              * Non-income producing security.

THE GUARDIAN S&P 500 INDEX FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
FINANCIAL-OTHER -- 4.5%
      20,982  American Express Co.              $  1,152,699
       1,771  Bear Stearns Cos., Inc.                 89,768
       3,080  Capital One Financial Corp.            202,702
      19,215  Charles Schwab Corp.                   545,226
       1,770  Countrywide Credit Industries,
                Inc.                                  88,942
      10,860  Federal Home Loan Mortgage Corp.       747,982
      16,013  Federal National Mortgage Assn.      1,389,128
       3,884  Franklin Resources, Inc.               147,980
       1,536  H & R Block, Inc.                       63,552
       7,345  Household Int'l., Inc.                 403,975
       3,750  Lehman Brothers Hldgs., Inc.           253,594
      12,526  MBNA Corp.                             462,679
      11,582  Merrill Lynch & Co., Inc.              789,748
      17,800  Morgan Stanley Dean Witter & Co.     1,410,650
       3,453  Stilwell Financial, Inc.               136,178
       1,869  T. Rowe Price Associates, Inc.          78,994
       2,485  USA Education, Inc.                    168,980
                                                ------------
                                                   8,132,777
------------------------------------------------------------
FINANCIAL-THRIFT -- 0.4%
       2,524  Golden West Financial Corp.            170,370
       9,019  Washington Mutual, Inc.                478,571
                                                ------------
                                                     648,941
------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 4.9%
         575  Adolph Coors Co.                        46,180
      14,538  Anheuser-Busch Cos., Inc.              661,479
       9,991  Archer-Daniels-Midland Co.             149,865
       1,070  Brown-Forman Corp.                      71,155
       6,662  Campbell Soup Co.                      230,672
      38,587  Coca-Cola Co.                        2,351,395
       6,647  Coca-Cola Enterprises, Inc.            126,293
       7,693  ConAgra, Inc.                          200,018
       2,563  Fortune Brands, Inc.                    76,890
       4,704  General Mills, Inc.                    209,622
       5,540  H.J. Heinz Co.                         262,804
       2,161  Hershey Foods Corp.                    139,114
       6,333  Kellogg Co.                            166,241
      22,742  PepsiCo., Inc.                       1,127,151
      36,965  Philip Morris Cos., Inc.             1,626,460
       4,715  Ralston-Purina Group                   123,179
      14,196  Sara Lee Corp.                         348,689
       2,090  The Quaker Oats Co.                    203,514
       8,929  Unilever NV                            561,969
       2,672  UST, Inc.                               74,983
       1,808  W.M. Wrigley Jr. Co.                   173,229
                                                ------------
                                                   8,930,902
------------------------------------------------------------
FOOTWEAR -- 0.1%
       4,311  NIKE, Inc.                             240,608
         879  Reebok Int'l. Ltd.*                     24,032
                                                ------------
                                                     264,640
------------------------------------------------------------
GOLD MINING -- 0.1%
       6,159  Barrick Gold Corp.                     100,885
       4,065  Homestake Mining Co.                    17,022
       5,087  Placer Dome, Inc.                       48,962
                                                ------------
                                                     166,869
------------------------------------------------------------
HOSPITAL SUPPLIES -- 3.1%
      24,017  Abbott Laboratories               $  1,163,323
       4,545  Baxter Int'l., Inc.                    401,380
       3,930  Becton Dickinson & Co., Inc.           136,076
       2,644  Biomet, Inc.*                          104,934
       6,478  Boston Scientific Corp.*                88,668
         799  C.R. Bard, Inc.                         37,203
       4,802  Guidant Corp.*                         259,008
      21,738  Johnson & Johnson                    2,283,849
      18,659  Medtronic, Inc.                      1,126,537
       1,314  St. Jude Medical, Inc.*                 80,729
                                                ------------
                                                   5,681,707
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.7%
       1,356  Black & Decker Corp.                    53,223
       3,694  Clorox Co.                             131,137
       9,101  Colgate-Palmolive Co.                  587,470
       8,680  Kimberly-Clark Corp.                   613,589
       4,406  Newell Rubbermaid, Inc.                100,236
      20,555  Procter & Gamble Co.                 1,612,283
       1,397  Stanley Works                           43,569
         900  Tupperware Corp.                        18,394
                                                ------------
                                                   3,159,901
------------------------------------------------------------
INSURANCE -- 4.3%
       2,234  Aetna, Inc.                             91,734
       4,157  AFLAC, Inc.                            300,084
      12,582  Allstate Corp.                         548,104
       3,860  American General Corp.                 314,590
      36,281  American Int'l. Group, Inc.          3,575,946
       4,009  Aon Corp.                              137,308
       2,748  Chubb Corp.                            237,702
       2,633  Cigna Corp.                            348,346
       2,564  Cincinnati Financial Corp.             101,438
       5,110  Conseco, Inc.*                          67,388
       3,462  Hartford Financial Svcs. Group,
                Inc.                                 244,504
       1,635  Jefferson-Pilot Corp.                  122,216
       3,053  Lincoln Nat'l. Corp., Inc.             144,445
       4,168  Marsh & McLennan Cos., Inc.            487,656
       1,555  MBIA, Inc.                             115,264
       1,010  MetLife, Inc.*                          35,350
       1,651  MGIC Investment Corp.                  111,339
       1,141  Progressive Corp.                      118,236
       4,436  Providian Financial Corp.              255,070
       2,031  SAFECO Corp.                            66,769
       3,550  St. Paul Cos., Inc.                    192,810
       2,055  Torchmark Corp.                         78,989
       3,750  UNUMProvident Corp.                    100,781
                                                ------------
                                                   7,796,069
------------------------------------------------------------
LODGING -- 0.2%
      11,030  Cendant Corp.*                         106,164
       5,761  Hilton Hotels Corp.                     60,491
       3,886  Marriott Int'l., Inc.                  164,183
                                                ------------
                                                     330,838
------------------------------------------------------------
MACHINERY AND CONSTRUCTION MAINTENANCE -- 0.3%
       5,554  Caterpillar, Inc.                      262,773
         646  Cummins Engine, Inc.                    24,508
       3,655  Deere & Co.                            167,445
       1,373  ITT Industries, Inc.                    53,204
                                                ------------
                                                     507,930
------------------------------------------------------------

* Non-income producing security.              See notes to financial statements.
32

THE GUARDIAN S&P 500 INDEX FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
MACHINERY-INDUSTRIAL SPECIALTY -- 0.4%
         365  Briggs & Stratton Corp.           $     16,197
       3,181  Dover Corp.                            129,029
       4,694  Illinois Tool Works, Inc.              279,586
       2,555  Ingersoll-Rand Co.                     106,991
       1,334  Johnson Controls, Inc.                  69,368
       1,937  Pall Corp.                              41,282
       1,735  Parker-Hannifin Corp.                   76,557
       2,472  Thermo Electron Corp.*                  73,542
                                                ------------
                                                     792,552
------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 0.7%
       1,731  Consolidated Stores Corp.*              18,392
       1,639  Dillards, Inc.                          19,361
       5,161  Dollar General Corp.                    97,414
       3,280  Federated Department Stores,
                Inc.*                                114,800
       5,093  Kohl's Corp.*                          310,673
       5,194  May Department Stores Co.              170,103
       2,103  Nordstrom, Inc.                         38,248
      13,691  Target Corp.                           441,535
                                                ------------
                                                   1,210,526
------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.7%
       4,394  Cardinal Health, Inc.                  437,752
         614  Longs Drug Stores Corp.                 14,813
       4,401  McKesson HBOC, Inc.                    157,952
      15,720  Walgreen Co.                           657,292
                                                ------------
                                                   1,267,809
------------------------------------------------------------
MERCHANDISING-FOOD -- 0.8%
       6,618  Albertson's, Inc.                      175,377
      13,034  Kroger Co.*                            352,733
       7,948  Safeway, Inc.*                         496,750
       2,181  Supervalu, Inc.                         30,261
      10,310  Sysco Corp.                            309,300
       2,283  Winn-Dixie Stores, Inc.                 44,233
                                                ------------
                                                   1,408,654
------------------------------------------------------------
MERCHANDISING-MASS -- 2.2%
       4,068  J.C. Penney Co., Inc.                   44,240
       7,606  K Mart Corp.*                           40,407
       5,904  SearsRoebuck & Co.                     205,164
      71,444  Wal-Mart Stores, Inc.                3,795,462
                                                ------------
                                                   4,085,273
------------------------------------------------------------
MERCHANDISING-SPECIAL -- 2.0%
       2,159  AutoZone, Inc.*                         61,532
       4,385  Bed, Bath & Beyond, Inc.*               98,114
       3,193  Best Buy, Inc.*                         94,393
       3,176  Circuit City Stores, Inc.               36,524
       6,946  Costco Wholesale Corp.*                277,406
       6,122  CVS Corp.                              366,937
      35,969  Home Depot, Inc.                     1,643,334
       5,973  Lowe's Cos., Inc.                      265,798
       5,142  Office Depot, Inc.*                     36,637
       3,020  RadioShack Corp.                       129,294
       7,339  Staples, Inc.*                          86,692
      13,293  The Gap, Inc.                          338,971
       6,712  The Limited, Inc.                      114,524
       4,844  TJX Cos., Inc.                         134,421
       3,748  Toys R Us, Inc.*                        62,545
                                                ------------
                                                   3,747,122
------------------------------------------------------------
METALS-ALUMINUM -- 0.3%
       3,424  Alcan Aluminum Ltd.                    117,058
      13,591  Alcoa, Inc.                            455,298
                                                ------------
                                                     572,356
------------------------------------------------------------

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
METALS-COPPER -- 0.1%
       2,554  Freeport-McMoran Copper & Gold,
                Inc.*                           $     21,869
       2,999  Inco Ltd.*                              50,263
       2,618  Newmont Mining Corp.                    44,669
       1,264  Phelps Dodge Corp.                      70,547
                                                ------------
                                                     187,348
------------------------------------------------------------
METALS-STEEL -- 0.1%
       1,461  Allegheny Technologies, Inc.            23,193
       1,362  Nucor Corp.                             54,055
       1,381  USX-U.S. Steel Corp.                    24,858
       1,394  Worthington Industries, Inc.            11,239
                                                ------------
                                                     113,345
------------------------------------------------------------
MISCELLANEOUS-CAPITAL GOODS -- 0.2%
       3,220  Applera Corp.-Applied Biosystems
                Group                                302,881
         707  Millipore Corp.                         44,541
         746  PerkinElmer, Inc.                       78,330
       1,796  Quintiles Transnational Corp.*          37,604
                                                ------------
                                                     463,356
------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH CYCLICAL -- 0.0%
       1,863  Sapient Corp.*                          22,240
------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.3%
       1,007  American Greetings Corp.                 9,503
         562  Convergys Corp.*                        25,466
       2,209  Equifax, Inc.                           63,371
       4,810  IMS Health, Inc.                       129,870
       4,384  Interpublic Group Cos., Inc.           186,594
       2,772  Omnicom Group, Inc.                    229,729
                                                ------------
                                                     644,533
------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.5%
      11,179  Enron Corp.                            929,255
       1,504  NiSource, Inc.*                         46,248
         775  NiSource, Inc.-SAILS*                    2,131
                                                ------------
                                                     977,634
------------------------------------------------------------
OIL AND GAS PRODUCING -- 0.4%
       3,783  Anadarko Petroleum Corp.               268,896
       1,782  Apache Corp.                           124,851
       3,397  Burlington Resources, Inc.             171,549
         823  Devon Energy Corp.*                     50,178
         581  EOG Resources, Inc.*                    31,773
       3,787  Unocal Corp.                           146,510
                                                ------------
                                                     793,757
------------------------------------------------------------
OIL AND GAS SERVICES -- 0.8%
       5,143  Baker Hughes, Inc.                     213,756
       6,901  Halliburton Co.                        250,161
         930  McDermott Int'l., Inc.*                  9,998
       1,716  Nabors Industries, Inc.*               101,501
       1,442  Rowan Cos., Inc.*                       38,934
       8,590  Schlumberger Ltd.                      686,663
       3,264  Transocean Sedco Forex, Inc.           150,144
                                                ------------
                                                   1,451,157
------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 0.4%
       1,417  Amerada Hess Corp.                     103,530
       1,109  Ashland, Inc.                           39,802
       1,491  Kerr-McGee Corp.                        99,804
       5,742  Occidental Petroleum Corp.             139,243
       3,957  Phillips Petroleum Co.                 225,054
       1,409  Sunoco, Inc.                            47,466
       4,854  USX-Marathon Group                     134,698
                                                ------------
                                                     789,597
------------------------------------------------------------

See notes to financial statements.              * Non-income producing security.

THE GUARDIAN S&P 500 INDEX FUND
Schedule of Investments (Continued)


------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 4.6%
      10,252  Chevron Corp.                     $    865,653
       9,783  Conoco, Inc.                           283,095
      53,954  Exxon Mobil Corp.                    4,690,626
      33,500  Royal Dutch Petroleum Co.            2,028,844
       8,640  Texaco, Inc.                           536,760
                                                ------------
                                                   8,404,978
------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.5%
         892  Boise Cascade Corp.                     29,993
       3,564  Georgia-Pacific Corp.                  110,929
       7,531  Int'l. Paper Co.                       307,359
       1,663  Louisiana-Pacific Corp.                 16,838
       1,603  Mead Corp.                              50,294
         456  Potlatch Corp.                          15,305
       1,566  Westvaco Corp.                          45,708
       3,668  Weyerhaeuser Co.                       186,151
       1,742  Willamette Industries, Inc.             81,765
                                                ------------
                                                     844,342
------------------------------------------------------------
PHOTOGRAPHY -- 0.1%
       4,930  Eastman Kodak Co.                      194,119
------------------------------------------------------------
POLLUTION CONTROL -- 0.2%
       2,950  Allied Waste Industries, Inc.*          42,959
       9,680  Waste Management, Inc.                 268,620
                                                ------------
                                                     311,579
------------------------------------------------------------
PUBLISHING AND PRINTING -- 0.6%
       1,146  Deluxe Corp.                            28,959
       1,403  Dow Jones & Co., Inc.                   79,445
       4,355  Gannett Co., Inc.                      274,637
       1,311  Knight-Ridder, Inc.                     74,563
       3,063  McGraw-Hill Cos., Inc.                 179,568
         803  Meredith Corp.                          25,847
       2,513  Moody's Corp.                           64,553
       2,675  New York Times Co.                     107,167
       1,975  R.R. Donnelley & Sons Co.               53,325
       6,054  Tribune Co.                            255,782
                                                ------------
                                                   1,143,846
------------------------------------------------------------
RAILROADS -- 0.3%
       7,138  Burlington Northern Santa Fe           202,095
       3,410  CSX Corp.                               88,447
       5,968  Norfolk Southern Corp.                  79,449
       3,883  Union Pacific Corp.                    197,062
                                                ------------
                                                     567,053
------------------------------------------------------------
RESTAURANTS -- 0.5%
       2,001  Darden Restaurants, Inc.                45,773
      21,153  McDonald's Corp.                       719,202
       2,359  Tricon Global Restaurants*              77,847
       1,868  Wendy's Int'l., Inc.                    49,035
                                                ------------
                                                     891,857
------------------------------------------------------------
SEMICONDUCTORS -- 0.2%
       1,624  Adaptec, Inc.*                          16,646
       8,443  Micron Technology, Inc.*               299,726
       2,679  National Semiconductor Corp.*           53,915
                                                ------------
                                                     370,287
------------------------------------------------------------
SEMICONDUCTORS-COMMUNICATIONS -- 1.4%
       6,213  Altera Corp.*                          163,480
       3,386  Broadcom Corp.*                        284,424
       3,355  Conexant Systems, Inc.*                 51,583
       4,970  Linear Technology Corp.                229,862
       4,349  Maxim Integrated Products, Inc.*       207,937
      25,402  Texas Instruments, Inc.              1,203,420
       2,728  Vitesse Semiconductor Corp.*           150,892
       5,019  Xilinx, Inc.*                          231,501
                                                ------------
                                                   2,523,099
------------------------------------------------------------

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
SEMICONDUCTORS-EQUIPMENT -- 0.6%
       6,519  Agilent Technologies, Inc.*       $    356,915
      11,956  Applied Materials, Inc.*               456,570
       2,868  KLA-Tencor Corp.*                       96,616
       1,677  Novellus Systems, Inc.*                 60,267
       2,671  Teradyne, Inc.*                         99,495
                                                ------------
                                                   1,069,863
------------------------------------------------------------
TELECOMMUNICATIONS -- 4.8%
      59,002  AT & T Corp.                         1,021,472
      29,406  BellSouth Corp.                      1,203,808
      22,458  Qwest Comm. Int'l., Inc.*              920,778
      53,295  SBC Comm., Inc.                      2,544,836
      13,614  Sprint Corp. (FON GROUP)               276,534
      42,780  Verizon Comm.                        2,144,348
      44,343  WorldCom, Inc.*                        623,574
                                                ------------
                                                   8,735,350
------------------------------------------------------------
TELECOMMUNICATIONS-EQUIPMENT -- 5.4%
      11,309  ADC Telecomm., Inc.*                   204,976
       1,258  Andrew Corp.*                           27,362
       4,149  Avaya, Inc.*                            42,787
     108,762  Cisco Systems, Inc.*                 4,160,146
      12,924  Corning, Inc.                          682,549
      14,476  JDS Uniphase Corp.*                    603,468
      49,797  Lucent Technologies, Inc.              672,259
      33,237  Motorola, Inc.                         673,049
      45,109  Nortel Networks Corp.                1,446,307
      11,528  QUALCOMM, Inc.*                        947,457
       2,042  Scientific Atlanta, Inc.                66,493
       6,284  Tellabs, Inc.*                         355,046
                                                ------------
                                                   9,881,899
------------------------------------------------------------
TELECOMMUNICATIONS-SPECIALTY -- 1.4%
       4,904  ALLTEL Corp.                           306,193
      35,647  America Online, Inc.*                1,240,516
      12,181  Global Crossing Ltd.*                  174,341
      11,387  Nextel Comm., Inc.*                    281,828
      13,464  Sprint PCS*                            275,170
       8,442  Yahoo, Inc.*                           253,788
                                                ------------
                                                   2,531,836
------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.1%
         923  Liz Claiborne, Inc.                     38,420
       1,845  V.F. Corp.                              66,863
                                                ------------
                                                     105,283
------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.1%
       4,529  FedEx Corp.*                           180,979
------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 2.4%
       6,449  AES Corp.*                             357,113
       2,143  Ameren Corp.                            99,248
       5,025  American Electric Power, Inc.          233,662
       2,930  Calpine Corp.*                         132,033
       2,182  CenturyTel, Inc.                        78,007
       2,482  CiNergy Corp.                           87,180
       1,809  CMS Energy Corp.                        57,323
       3,453  Consolidated Edison, Inc.              132,940
       2,336  Constellation Energy Group, Inc.       105,266
       3,718  Dominion Resources, Inc.               249,106
       2,265  DTE Energy Co.                          88,193
       5,712  Duke Energy Co.                        486,948
       5,424  Edison Int'l.                           84,750
       3,856  Entergy Corp.                          163,157
       5,875  Exelon Corp.                           412,484
       3,640  FirstEnergy Corp.                      114,888
       2,800  FPL Group, Inc.                        200,900
       1,928  GPU, Inc.                               70,975
       2,925  Niagara Mohawk Hldgs., Inc.*            48,811

* Non-income producing security.              See notes to financial statements.
34

THE GUARDIAN S&P 500 INDEX FUND
Schedule of Investments (Continued)



------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
       5,998  PG&E Corp.                        $    119,960
       1,323  Pinnacle West Capital Corp.             63,008
       2,244  PPL Corp.                              101,401
       3,415  Public Svc. Enterprise Group,
                Inc.                                 166,054
       4,619  Reliant Energy, Inc.                   200,060
      10,515  Southern Co.                           349,624
       4,318  TXU Corp.                              191,341
                                                ------------
                                                   4,394,432
------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.2%
       3,566  El Paso Energy Corp.                   255,415
         730  NICOR, Inc.                             31,527
         482  ONEOK, Inc.                             23,196
         548  Peoples Energy Corp.                    24,523
       3,192  Sempra Energy                           74,214
                                                ------------
                                                     408,875
------------------------------------------------------------
              TOTAL COMMON STOCKS
              (COST $199,489,940)                180,817,784
------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.8%
------------------------------------------------------------
Principal
   Amount                                              Value
------------------------------------------------------------
$  1,508,000  State Street Bank and Trust Co.
              repurchase agreement, dated
              12/29/2000, maturity value
              $1,509,077 at 6.43%, due
              1/2/2001 (1)
              (COST $1,508,000)                 $  1,508,000
------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
   (COST $200,997,940)                           182,325,784
CASH, RECEIVABLES AND OTHER ASSETS LESS
   LIABILITIES -- 0.1%                               135,183
------------------------------------------------------------
NET ASSETS -- 100%                              $182,460,967
------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.





See notes to financial statements.              * Non-income producing security.
                                                                              35

-  The Guardian Baillie Gifford International Fund

------------------------------------------------------------
 COMMON STOCKS -- 96.3%
------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
AUSTRALIA -- 3.1%
  BUSINESS SERVICES -- 0.8%
       38,160  Brambles Industries Limited      $    891,673
  ENERGY-MISCELLANEOUS -- 0.6%
       68,300  Broken Hill Ppty.                     720,304
  FINANCIAL-BANKS -- 0.6%
       41,570  National Australia Bank               666,302
  FOOD, BEVERAGE AND TOBACCO -- 0.3%
      149,300  Fosters Brewing Group                 392,058
  MERCHANDISING-MASS -- 0.8%
      183,406  Woolworths Limited                    859,159
                                                ------------
                                                   3,529,496
------------------------------------------------------------
BELGIUM -- 0.5%
  FOOD, BEVERAGE AND TOBACCO -- 0.5%
       17,480  Interbrew*                            609,277
       17,480  Interbrew Strip VVPR*                     164
                                                ------------
                                                     609,441
------------------------------------------------------------
DENMARK -- 0.6%
  TELECOMMUNICATIONS -- 0.6%
       42,310  GN Store Nord*                        740,435
------------------------------------------------------------
FINLAND -- 3.7%
  TELECOMMUNICATIONS -- 3.7%
       94,110  Nokia OYJ*                          4,197,540
------------------------------------------------------------
FRANCE -- 10.8%
  ELECTRONICS AND INSTRUMENTS -- 1.4%
        7,760  Legrand                             1,566,627
  INSURANCE -- 1.4%
       10,790  AXA UAP*                            1,560,298
  MEDIA AND ENTERTAINMENT -- 1.2%
       25,990  Societe Television Francaise 1*     1,403,265
  OIL AND GAS PRODUCING -- 3.4%
       26,610  Total Fina Elf S.A.                 3,957,907
  PHARMACEUTICALS -- 3.4%
       31,360  Aventis S.A.*                       2,753,297
       17,740  Carrefour                           1,114,411
                                                ------------
                                                  12,355,805
------------------------------------------------------------
GERMANY -- 4.1%
  BUSINESS SERVICES -- 0.1%
        6,250  Intershop Comm.*                      196,603
  COMPUTER SOFTWARE -- 0.8%
        8,110  SAP AG                                942,773
  DRUGS AND HOSPITALS -- 0.5%
       14,700  GEHE AG                               555,168
  ELECTRONICS AND INSTRUMENTS -- 0.8%
       10,320  Epcos AG*                             896,369
  FINANCIAL-BANKS -- 1.9%
       25,520  Deutsche Bank AG*                   2,144,953
                                                ------------
                                                   4,735,866
------------------------------------------------------------
HONG KONG -- 3.3%
  COMPUTER SYSTEMS -- 0.3%
      520,000  Legend Hldgs. Limited                 326,679
  CONGLOMERATES -- 1.3%
       77,000  Hutchison Whampoa                     960,069
       76,500  Swire Pacific Limited                 549,252
  FINANCIAL-BANKS -- 0.6%
      260,200  Bank of East Asia Limited             673,877
  REAL ESTATE INVESTMENT TRUST -- 0.5%
       48,000  Cheung Kong Hldgs.                    613,870
  TELECOMMUNICATIONS -- 0.2%
       50,000  China Mobile Limited*                 273,087
  UTILITIES-ELECTRIC AND WATER -- 0.4%
      110,500  Hong Kong Electric                    408,016
                                                ------------
                                                   3,804,850
------------------------------------------------------------
IRELAND -- 1.3%
  CONSTRUCTION AND MINING -- 1.3%
       79,610  CRH PLC                             1,481,620
------------------------------------------------------------

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
ITALY -- 5.3%
  FINANCIAL-BANKS -- 2.8%
      171,380  Bipop-Carire SPA*                $  1,118,434
      128,740  San Paolo IMI SPA                   2,081,671
  INSURANCE -- 1.4%
      100,570  Riunione Adriatica di Sicurta
                 SPA*                              1,568,569
  TELECOMMUNICATIONS -- 1.1%
      162,190  Telecom Italia SPA                  1,294,519
                                                ------------
                                                   6,063,193
------------------------------------------------------------
JAPAN -- 19.3%
  AUTOMOTIVE -- 1.8%
       54,000  Honda Motor Co.                     2,012,246
  CHEMICALS-MAJOR -- 1.2%
      269,000  Sumitomo Chemical                   1,334,176
  DRUGS AND HOSPITALS -- 1.5%
       29,000  Takeda Chemical Industries
                 Limited                           1,714,835
  ELECTRICAL EQUIPMENT -- 0.7%
       45,000  Nippon Electric Glass Co.
                 Limited*                            848,277
  ELECTRONICS AND INSTRUMENTS -- 4.8%
        8,500  Hirose Electric Co. Limited           817,880
      145,000  Hitachi                             1,291,200
        8,900  Kyocera Corp.                         970,810
        7,000  Rohm Co.                            1,328,726
       15,100  Sony Corp.                          1,043,475
  FINANCIAL-OTHER -- 3.0%
       75,000  Nomura Securities Co. Limited       1,348,189
       20,000  Promise Co.                         1,417,075
      110,000  Sumitomo Marine & Fire
                 Insurance*                          709,150
  HOUSEHOLD PRODUCTS -- 1.2%
       48,000  Kao Corp.                           1,393,982
  MACHINERY AND EQUIPMENT -- 1.8%
       26,000  Canon, Inc.                           909,727
        8,800  SMC Corp.                           1,131,561
  MERCHANDISING-DEPARTMENT STORES -- 1.2%
        7,100  Fast Retailing Co. Limited*         1,389,940
  TELECOMMUNICATIONS -- 2.1%
          168  Nippon Tele. & Tel. Corp.           1,209,447
           72  NTT DoCoMo, Inc.                    1,240,728
                                                ------------
                                                  22,111,424
------------------------------------------------------------
NETHERLANDS -- 8.2%
  BROADCASTING AND PUBLISHING -- 1.9%
       44,150  Ver Ned Uitgevers                   2,170,265
  CHEMICALS-MISCELLANEOUS -- 2.1%
       44,780  Akzo Nobel NV                       2,405,169
  COMPUTER SYSTEMS -- 1.0%
       50,440  ASM Lithography Hldg. NV*           1,145,715
  ELECTRONICS AND INSTRUMENTS -- 1.4%
       43,640  Philips Electronics (KON)*          1,598,960
  INSURANCE -- 1.8%
       48,520  Aegon NV                            2,007,385
                                                ------------
                                                   9,327,494
------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 0.5%
  OIL-INTEGRATED-INTERNATIONAL -- 0.5%
    3,134,000  PetroChina Co. Limited                522,353
------------------------------------------------------------
PORTUGAL -- 1.1%
  TRANSPORTATION-MISCELLANEOUS -- 1.1%
      146,600  Brisa (Auto Estrada)                1,307,745
------------------------------------------------------------
SINGAPORE -- 0.9%
  PUBLISHING AND PRINTING -- 0.9%
       70,197  Singapore Press Hldgs.              1,037,554
------------------------------------------------------------
SPAIN -- 2.3%
  FINANCIAL-BANKS -- 1.4%
      143,810  Banco Santander Central Hispano
                 S.A.                              1,539,428
  TELECOMMUNICATIONS -- 0.9%
       63,510  Telefonica S.A.*                    1,049,592
                                                ------------
                                                   2,589,020
------------------------------------------------------------



* Non-income producing security.              See notes to financial statements.
36

THE GUARDIAN BAILLIE GIFFORD INTERNATIONAL FUND
Schedule of Investments (Continued)


------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
SWEDEN -- 2.1%
  CONSTRUCTION AND MINING EQUIPMENT -- 0.8%
       42,940  Atlas Copco AB                   $    898,469
  TELECOMMUNICATIONS -- 1.3%
      128,480  LM Ericsson*                        1,463,248
                                                ------------
                                                   2,361,717
------------------------------------------------------------
SWITZERLAND -- 7.1%
  COMPUTER SOFTWARE -- 0.9%
        1,632  Adecco S.A.                         1,026,985
  FINANCIAL-BANKS -- 2.3%
       13,970  Credit Suisse Group                 2,654,550
  FOOD, BEVERAGE AND TOBACCO -- 1.5%
          745  Nestle S.A.*                        1,737,368
  PHARMACEUTICALS -- 2.4%
        1,529  Novartis AG*                        2,702,564
                                                ------------
                                                   8,121,467
------------------------------------------------------------
UNITED KINGDOM -- 22.1%
  COMPUTER SOFTWARE -- 0.7%
       28,040  CMG PLC                               390,994
       98,000  Sage Group                            449,509
  CONSTRUCTION AND MINING -- 1.0%
      165,000  Hanson PLC                          1,132,466
  ELECTRONICS AND INSTRUMENTS -- 0.6%
       35,500  ARM Hldgs. PLC*                       268,601
       39,000  Electrocomponents                     386,056
  FINANCIAL-BANKS -- 4.8%
       36,000  Barclays                            1,115,374
       45,325  Halifax PLC                           449,684
      123,000  HSBC Hldgs.                         1,811,631
       84,000  Lloyds TSB Group PLC                  889,285
       51,564  Royal Bank of Scotland              1,219,780
  FINANCIAL-OTHER -- 1.9%
       70,000  Amvescap PLC                        1,438,180
       43,000  CGU PLC                               695,703
  FOOD, BEVERAGE AND TOBACCO -- 2.0%
       92,000  Diageo PLC                          1,031,757
      126,800  Imperial Tobacco                    1,320,593
  INSURANCE -- 0.4%
       33,000  Prudential Corp.                      531,445
  OIL AND GAS SERVICES -- 1.7%
       87,000  Enterprise Oil PLC                    737,617
      144,000  Shell Transport & Trading           1,182,124
  OIL-INTEGRATED-INTERNATIONAL -- 2.1%
      305,760  BP Amoco PLC                        2,468,896
  PHARMACEUTICALS -- 3.6%
       15,000  Astrazeneca*                          756,996
      117,602  Glaxosmithkline*                    3,323,582

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
  RESTAURANTS -- 0.3%
       28,678  Granada Compass Group PLC        $    312,397
  TELECOMMUNICATIONS -- 3.0%
       24,685  Cable & Wireless Co.                  333,311
       50,000  Energis PLC*                          336,442
      751,650  Vodafone Group                      2,759,279
                                                ------------
                                                  25,341,702
------------------------------------------------------------
               TOTAL COMMON STOCKS (COST
                 $108,054,258)                   110,238,722
------------------------------------------------------------
 PREFERRED STOCK -- 0.8%
------------------------------------------------------------
        8,240  Marschollek Lauten*
                 (COST $1,098,609)              $    913,008
------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK -- 0.8%
------------------------------------------------------------
    Principal
       Amount                                          Value
------------------------------------------------------------
$ 108,000,000  Sanwa Int'l. Financial Limited
               1.25% 1/8/2005
               (COST $964,691)                  $    928,184
------------------------------------------------------------
 REPURCHASE AGREEMENT -- 13.3%
------------------------------------------------------------
$  15,219,000  State Street Bank and Trust Co.
               repurchase agreement, dated
               12/29/2000, maturity value
               $15,227,878 at 5.25%, due
               1/2/2001 (1)
               (COST $15,219,000)               $ 15,219,000
------------------------------------------------------------
TOTAL INVESTMENTS -- 111.2%
  (COST $125,336,558)                            127,298,914

LIABILITIES IN EXCESS OF CASH, RECEIVABLES
  AND OTHER ASSETS -- (11.2)%                    (12,861,994)
------------------------------------------------------------
NET ASSETS -- 100.0%                            $114,436,920
------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.



See notes to financial statements.              * Non-income producing security.

-   The Guardian Baillie Gifford Emerging Markets Fund



 COMMON STOCKS -- 92.5%
------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
Argentina -- 0.5%
  MERCHANDISING-FOOD -- 0.5%
       19,480  Imp. Y Exp. Patagonia             $   156,090
------------------------------------------------------------
BRAZIL -- 8.2%
  FINANCIAL-BANKS -- 0.9%
      800,000  Banco Itau S.A.                        75,897
        6,800  Unibanco GDR*                         200,175
  FOOD, BEVERAGE AND TOBACCO -- 1.7%
        8,168  Comp. Brasileiras de Dist. ADR        298,132
        8,000  Comp. de Bebidas das Americas
                 ADR                                 206,000
  METALS-STEEL -- 0.5%
    5,000,000  Sider Nacional Cia*                   159,231
  OIL AND GAS SERVICES -- 1.7%
       21,000  Petroleo Brasileiro S.A. ADR*         530,250
  PAPER AND FOREST PRODUCTS -- 0.4%
        8,884  Votorantim Celulose e Papel S.A.
                 ADR                                 123,821
  REAL ESTATE INVESTMENT TRUST -- 0.3%
        6,500  Brazil Realty S.A. GDR                 94,667
  TELECOMMUNICATIONS -- 1.7%
        3,000  Brasil Telecom. Participacoes
                 S.A.                                     35
   16,000,000  Embratel Participacoes S.A.           184,697
       15,300  Telecom. Norte Leste
                 Participacoes ADR                   349,031
        1,501  Telecom. Sudeste Celular
                 Participacoes S.A.                       16
  TEXTILE-APPAREL AND PRODUCTION -- 0.7%
       83,700  Confeccoes Guararapes S.A.            216,762
  UTILITIES-ELECTRIC AND WATER -- 0.3%
        6,722  Comp. Energetica de Minas ADR          99,149
                                                 -----------
                                                   2,537,863
------------------------------------------------------------
CHILE -- 3.0%
  CONSTRUCTION AND MINING -- 1.3%
       60,840  Antofagasta Hldgs.                    402,560
  FINANCIAL-BANKS -- 0.7%
       14,000  Banco Santander Chile ADR             211,750
  MERCHANDISING-SUPERMARKETS -- 0.3%
        5,600  Distribucion Y Servicio ADR            97,650
  MUTUAL FUNDS -- 0.3%
        2,800  Genesis Chile Fund                     77,000
  TELECOMMUNICATIONS -- 0.4%
       10,000  Comp. de Telecom. de Chile ADR*       131,875
                                                 -----------
                                                     920,835
------------------------------------------------------------
EGYPT -- 1.0%
  FOOD, BEVERAGE AND TOBACCO -- 1.0%
       25,000  Al Ahram Beverages Co. S.A.E.
                 GDR*                                322,500
------------------------------------------------------------
GREECE -- 1.8%
  FINANCIAL-BANKS -- 0.6%
        5,670  Alpha Bank                            196,080
  TELECOMMUNICATIONS -- 1.2%
       11,500  Hellenic Telecom. Organization
                 S.A. (OTE)                          171,595
       26,600  Panafon Hellenic Telecom. S.A.        194,971
                                                 -----------
                                                     562,646
------------------------------------------------------------

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
HONG KONG -- 11.9%
  CHEMICALS-MAJOR -- 0.7%
      890,000  Greencool Technology Hldgs. Ltd.  $   211,098
  COMPUTER SYSTEMS -- 1.2%
      602,000  Legend Hldgs. Limited                 378,194
  ELECTRICAL EQUIPMENT -- 0.8%
    1,500,000  China Rare Earth Hldgs. Ltd.          238,471
  FINANCIAL-BANKS -- 2.0%
      214,000  Guoco Group                           637,909
  MERCHANDISING-SPECIAL -- 1.5%
      450,000  China Everbright                      464,441
  REAL ESTATE INVESTMENT TRUST -- 2.7%
      400,000  China Resources Enterprises           510,276
      250,000  Kerry Pptys. Ltd.*                    336,551
  TELECOMMUNICATIONS -- 3.0%
       15,300  China Mobile (Hong Kong) Ltd.
                 ADR*                                415,012
       92,000  China Mobile Limited*                 502,481
                                                 -----------
                                                   3,694,433
------------------------------------------------------------
HUNGARY -- 3.4%
  FINANCIAL-BANKS -- 1.5%
        8,250  OTP Bank                              464,034
  PHARMACEUTICALS -- 1.5%
        7,700  Richter Gedeon VEG                    455,505
  TELECOMMUNICATIONS -- 0.4%
       30,240  Matav RT                              125,877
                                                 -----------
                                                   1,045,416
------------------------------------------------------------
INDIA -- 4.3%
  MUTUAL FUNDS -- 4.3%
       62,000  UTI Int.'l Ltd.*                    1,333,000
------------------------------------------------------------
INDONESIA -- 1.1%
  FOOD, BEVERAGE AND TOBACCO -- 0.5%
      125,000  PT Gudang Garam Tbk                   167,959
  OIL AND GAS PRODUCING -- 0.6%
       20,000  Gulf Indonesia Resources Ltd.*        186,250
                                                 -----------
                                                     354,209
------------------------------------------------------------
ISRAEL -- 4.6%
  COMPUTER SOFTWARE -- 2.4%
        5,600  Check Point Software
                 Technologies Ltd.*                  747,950
  CONGLOMERATES -- 0.7%
       23,000  Clal Industries*                      215,580
  DRUGS AND HOSPITALS -- 1.5%
        6,300  Teva Pharmaceutical Inds. Ltd.
                 ADR                                 461,475
                                                 -----------
                                                   1,425,005
------------------------------------------------------------
MALAYSIA -- 2.3%
  FINANCIAL-BANKS -- 1.1%
       90,600  Malayan Banking Berhad                321,869
  TELECOMMUNICATIONS -- 1.2%
      615,000  Technology Resources Inds.
                 Berhad*                             373,855
                                                 -----------
                                                     695,724
------------------------------------------------------------

* Non-income producing security.              See notes to financial statements.
38

THE GUARDIAN BAILLIE GIFFORD EMERGING MARKETS FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
MEXICO -- 13.2%
  BUSINESS SERVICES -- 0.6%
       10,400  Grupo Aeroportuario del Sureste
                 S.A. de C.V. ADR*               $   172,900
  CONGLOMERATES -- 0.5%
        5,300  Fomento Economico Mexicano ADR        158,338
  CONSTRUCTION AND MINING -- 1.3%
       18,007  Cemex S.A. de C.V. ADR                325,251
       79,800  Consorico Ara S.A. de C.V.*            94,615
  FINANCIAL-BANKS -- 0.9%
      180,000  Grupo Fin. Banamex Accival S.A.
                 de C.V.*                            295,788
  FINANCIAL-OTHER -- 0.3%
       69,400  Grupo Financiero Banorte*              93,833
  FOOD, BEVERAGE AND TOBACCO -- 1.3%
       93,100  Grupo Continental                     101,669
      113,190  Grupo Modelo S.A.*                    300,192
  MEDIA AND ENTERTAINMENT -- 1.7%
       72,670  Corp. Interamericana
                 Entretenimiento*                    298,540
        5,000  Grupo Television S.A. de C.V.
                 ADR*                                224,688
  MERCHANDISING-DEPARTMENT STORES -- 0.6%
       21,500  Grupo Elektra S.A. de C.V. GDR        177,375
  MERCHANDISING-MASS -- 0.9%
      144,800  Walmart de Mexico*                    287,642
  METALS-MISCELLANEOUS -- 0.8%
       16,600  Tubos de Acero                        236,958
  PAPER AND FOREST PRODUCTS -- 0.7%
       77,000  Kimberly Clark Mexico                 213,021
  TELECOMMUNICATIONS -- 3.6%
      121,000  Grupo Carso Global Telecom.*          231,555
       19,300  Telefonos de Mexico S.A. ADR          870,912
                                                 -----------
                                                   4,083,277
------------------------------------------------------------
PANAMA -- 0.5%
  FINANCIAL-BANKS -- 0.5%
        4,800  Banco Latinoamericano de
                 Exportaciones S.A.                  165,900
------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 1.9%
  OIL-INTEGRATED-INTERNATIONAL -- 0.9%
    1,600,000  PetroChina Co. Limited*               266,677
  TRANSPORTATION-MISCELLANEOUS -- 1.0%
    2,600,000  Guangshen Railway Co. Ltd. - H*       323,346
                                                 -----------
                                                     590,023
------------------------------------------------------------
PERU -- 0.3%
  CONSTRUCTION AND MINING -- 0.3%
        7,100  Comp. de Minas Buenaventura ADR       102,950
------------------------------------------------------------
POLAND -- 1.1%
  BROADCASTING AND PUBLISHING -- 0.6%
        9,605  Agora S.A.*                           197,562
  FINANCIAL-BANKS -- 0.5%
        9,000  Bk Polska Kasa Opieki Grupa*          136,116
                                                 -----------
                                                     333,678
------------------------------------------------------------

Shares                                                 Value
------------------------------------------------------------
RUSSIA -- 1.4%
  OIL-INTEGRATED-INTERNATIONAL -- 1.4%
        9,370  Lukoil Hldg. ADR*                 $   334,977
        9,560  Surgutneftegaz ADR*                   100,476
                                                 -----------
                                                     435,453
------------------------------------------------------------
SOUTH AFRICA -- 7.6%
  CONSTRUCTION AND MINING -- 1.1%
      110,000  Anglovaal Mining Ltd.*                334,346
  GOLD MINING -- 2.3%
      150,000  Harmony Gold Mining Co. Ltd.*         697,767
  METALS-MISCELLANEOUS -- 1.9%
      287,900  Northam Platinum                      597,334
  OIL-INTEGRATED-INTERNATIONAL -- 2.3%
      110,000  Sasol Ltd.*                           711,577
                                                 -----------
                                                   2,341,024
------------------------------------------------------------
SOUTH KOREA -- 11.6%
  CONSTRUCTION AND MINING -- 0.7%
       12,788  Tae Young Corp.                       227,454
  ELECTRICAL EQUIPMENT -- 3.6%
       23,577  Sam Hwa Electronics Co.               195,699
        2,700  Samsung Electronics                   337,233
        8,000  Samsung Electronics Ltd. GDR+*        572,000
  FINANCIAL-BANKS -- 1.1%
       26,805  Kookmin Bank GDRi                     335,733
  FINANCIAL-OTHER -- 2.2%
      150,000  Good Morning Securities Co.*          371,146
       35,000  Shinyoung Securities Co. Ltd.*        318,182
  MANUFACTURING -- 0.7%
        5,000  Hankuk Electric Glass Co. Ltd.*       231,225
  MERCHANDISING-DEPARTMENT STORES -- 1.0%
       60,000  Hyundai Dept. Store Co. Ltd.*         317,787
  METALS-STEEL -- 1.2%
       70,000  Poongsan Corp.*                       367,984
  OIL AND GAS PRODUCING -- 1.1%
       30,000  Sk Corp.*                             329,644
                                                 -----------
                                                   3,604,087
------------------------------------------------------------
TAIWAN -- 5.3%
  ELECTRONICS AND INSTRUMENTS -- 2.0%
      103,000  Accton Technology Corp. GDR*           99,206
       67,340  Hon Hai Precision                     341,580
       36,000  Via Technologies, Inc.*               194,565
  SEMICONDUCTORS-EQUIPMENT -- 0.1%
        4,000  Acer Comm. & Multimedia, Inc.
                 GDR*                                 19,200
  TRANSPORTATION-MISCELLANEOUS -- 3.2%
       82,880  Evergreen Marine Corp. GDR*           625,744
       90,000  Yang Ming Marine Transport GDR*       373,500
                                                 -----------
                                                   1,653,795
------------------------------------------------------------
THAILAND -- 3.9%
  FINANCIAL-BANKS -- 1.9%
    1,175,000  Siam Commercial Bank*                 582,085
  REAL ESTATE INVESTMENT TRUST -- 0.2%
      528,000  Golden Land Ppty.*                     54,747
  TELECOMMUNICATIONS -- 1.8%
      212,600  Total Access Comm. Public Co.*        571,894
                                                 -----------
                                                   1,208,726
------------------------------------------------------------

+ Rule 144A restricted security.

See notes to financial statements.              * Non-income producing security.

THE GUARDIAN BAILLIE GIFFORD EMERGING MARKETS FUND
Schedule of Investments (Continued)

------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
Turkey -- 3.1%
  BROADCASTING AND PUBLISHING -- 1.0%
   22,648,000  Dogan Yayin Hldg. A.S.*           $   157,114
   22,400,000  Hurriyet Gazetecilik ve
                 Matbaacilik A.S.*                   135,342
  FINANCIAL-BANKS -- 1.2%
       68,700  Haci Omer Sabanci Hldgs. S.A.
                 ADR                                 144,270
   46,520,000  Yapi ve Kredi Bankasi A.S.*           239,436
  MANUFACTURING -- 0.9%
   16,328,000  Arcelik A.S.                          280,131
                                                 -----------
                                                     956,293
------------------------------------------------------------
VENEZUELA -- 0.5%
  TELECOMMUNICATIONS -- 0.5%
        8,000  Comp. Anonima Nacional Telefonos
                 de Venezuela ADR                    151,500
------------------------------------------------------------
               TOTAL COMMON STOCKS (COST
                 $31,593,806)                     28,674,427
------------------------------------------------------------
 PREFERRED STOCKS -- 3.6%
------------------------------------------------------------
Shares                                                 Value
------------------------------------------------------------
        4,220  Brasil Telecom. Participacoes
                 S.A. ADR                        $   248,980
        3,800  Comp. Vale do Rio Doce                 92,525
      288,978  Itausa-Investimentos Itau S.A.        286,014
       12,500  Petroleo Brasileiro S.A. ADR          288,281
        5,200  Telesp Celular Participacoes ADR      140,400
        6,361  Ultrapar Participacoes S.A. ADR        53,274
------------------------------------------------------------
               TOTAL PREFERRED STOCKS (COST
                 $1,027,760)                       1,109,474
------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.9%
------------------------------------------------------------
    Principal
       Amount                                          Value
------------------------------------------------------------
$   1,224,000  State Street Bank and Trust Co.
               repurchase agreement, dated
               12/29/2000, maturity value
               $1,224,714 at 5.25%,
               due 1/2/2001 (1)
               (COST $1,224,000)                 $ 1,224,000
------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
  (COST $33,845,566)
                                                  31,007,901
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 0.0%
                                                       2,589
------------------------------------------------------------
NET ASSETS -- 100$%
                                                  31,010,490
------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

GLOSSARY OF TERMS:
  ADR -- American Depositary Receipt.
  GDR -- Global Depositary Receipt.

* Non-income producing security.              See notes to financial statements.
40

-   The Guardian Investment Quality Bond Fund
---------------------------------------------------------------------
 ASSET BACKED -- 2.2%
---------------------------------------------------------------------

Principal
   Amount                                                       Value
---------------------------------------------------------------------
    $     363,580       Amresco 1997-1 MIF
                          7.42% due 3/25/2027            $    362,707
        1,300,000       Centex Home Equity Loan. Tr.
                          1999-2 A4
                          6.60% due 1/25/2028               1,291,886
        1,400,000       Countrywide 2000-1 AF3
                          7.83% due 7/25/2025               1,443,332
---------------------------------------------------------------------
                        TOTAL ASSET BACKED
                          (COST $3,006,239)                 3,097,925
---------------------------------------------------------------------
 COMMERCIAL MORTGAGE BACKED -- 14.2%
---------------------------------------------------------------------
    $   1,400,000       1301 Avenue of the Americas Tr.
                          2000-1301 C
                          7.44% due 8/3/2005+            $  1,459,626
        1,350,000       Banc of America Comm'l. Mtg.,
                          Inc.
                          2000-2 A2
                          7.197% due 5/15/2010              1,413,440
        1,995,000       CS First Boston Mtg. Sec. Corp.
                          2000-C1 A2
                          7.545% due 4/15/2010              2,131,013
          621,098       First Union-Lehman Bros.-Bank
                          of America 1998-C2 A1
                          6.28% due 6/18/2007                 623,877
        1,400,000       GMAC Comm'l. Mtg. Sec., Inc.
                          2000-C2 A2
                          7.455% due 6/16/2010              1,486,966
        2,070,848       GMAC Comm'l. Mtg. Sec., Inc.
                          2000-C2 A1
                          7.273% due 4/16/2009              2,159,640
        2,100,000       J.P. Morgan Comm'l. Mtg. Fin.
                          Corp.
                          2000-C10 A2
                          7.371% due 8/15/2032              2,214,665
        1,400,000       LB-UBS Comm'l. Mtg. Tr.
                          2000-C3 A2
                          7.95% due 1/15/2010               1,535,305
        2,700,954       Prudential Secs. Secd. Fin.
                          Corp.
                          2000-Cl A1
                          7.617% due 6/15/2009              2,854,608
        1,400,000       Salomon Brothers Comm'l. Mtg.
                          Tr.
                          2000-C2 A2
                          6.592% due 10/18/2010             1,409,420
        2,775,843       TIAA Retail Comm'l. Mtg. Tr.
                          1991-C1A
                          7.17% due 4/15/2008+              2,870,870
---------------------------------------------------------------------
                        TOTAL COMMERCIAL MORTGAGE
                          BACKED (COST $19,289,000)        20,159,430
---------------------------------------------------------------------
 CORPORATE BONDS -- 22.0%
---------------------------------------------------------------------
CONSUMER NON-DURABLES -- 1.0%
    $   1,400,000       Unilever Capital Corp.
                          7.125% due 11/1/2010           $  1,466,667
---------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 2.0%
        2,800,000       Limestone Electronics Tr.+
                          8.625% due 3/15/2003              2,883,891
---------------------------------------------------------------------
ENERGY -- 0.7%
        1,000,000       Occidental Petroleum Corp.
                          7.65% due 2/15/2006               1,043,314
---------------------------------------------------------------------

Principal
   Amount                                                       Value
---------------------------------------------------------------------
ENTERTAINMENT-CABLE-MEDIA -- 2.6%
    $   1,400,000       Comcast Cable Comm.
                          6.20% due 11/15/2008           $  1,330,774
        1,000,000       Cox Comm., Inc.
                          7.875% due 8/15/2009              1,043,125
        1,325,000       Time Warner Entertainment Co.
                          7.25% due 9/1/2008                1,365,315
                                                         ------------
                                                            3,739,214
---------------------------------------------------------------------
FINANCIAL-OTHER -- 1.0%
        1,400,000       Citigroup, Inc.
                          7.25% due 10/1/2010               1,442,519
---------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 1.0%
        1,400,000       Anheuser-Busch Cos., Inc.
                          6.80% due 1/15/2031               1,397,756
---------------------------------------------------------------------
MERCHANDISING-FOOD -- 0.9%
        1,250,000       Aramark Svcs., Inc.
                          6.75% due 8/1/2004                1,211,706
---------------------------------------------------------------------
METALS-ALUMINUM -- 1.1%
        1,400,000       Alcoa, Inc.
                          7.375% due 8/1/2010               1,479,444
---------------------------------------------------------------------
MISCELLANEOUS-CAPITAL GOODS -- 0.9%
        1,250,000       Ikon Capital, Inc.
                          6.73% due 6/15/2001               1,192,417
---------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.0%
        1,325,000       Int'l. Paper Co.+
                          8.125% due 7/8/2005               1,374,841
---------------------------------------------------------------------
TELECOMMUNICATIONS -- 8.8%
        2,800,000       Qwest Capital Funding, Inc.+
                          7.90% due 8/15/2010               2,872,193
        1,400,000       Verizon Global Funding Corp.+
                          7.25% due 12/1/2010               1,421,553
        1,400,000       Verizon Global Funding Corp.+
                          7.75% due 12/1/2030               1,424,532
        1,400,000       Vodafone Group PLC
                          7.75% due 2/15/2010               1,449,203
          800,000       Williams Comm. Group, Inc.
                          10.70% due 10/1/2007                616,000
        4,000,000       Williams Comm. Group, Inc.
                          11.70% due 8/1/2008               3,200,000
        1,950,000       Williams Comm. Group, Inc.
                          11.875% due 8/1/2010              1,501,500
                                                         ------------
                                                           12,484,981
---------------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 1.0%
        1,400,000       Pinnacle One Partners LP+
                          8.83% due 8/15/2004               1,434,185
---------------------------------------------------------------------
                        TOTAL CORPORATE BONDS
                          (COST $31,957,245)               31,150,935
---------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATION -- 2.8%
---------------------------------------------------------------------
    $   2,537,698       Norwest Asset Securities
                          2000-2 A1
                          7.50% due 4/25/2030            $  2,560,248
        1,385,675       PNC Mtg. Securities Corp.
                          1998-10 A17
                          6.50% due 12/25/2028              1,372,331
---------------------------------------------------------------------
                        TOTAL COLLATERALIZED MORTGAGE
                          OBLIGATION
                          (COST $3,842,712)                 3,932,579
---------------------------------------------------------------------

+ Rule 144A restricted security.

See notes to financial statements.

THE GUARDIAN INVESTMENT QUALITY BOND FUND
Schedule of Investments (Continued)

---------------------------------------------------------------------
Principal
   Amount                                                       Value
---------------------------------------------------------------------
 MORTGAGE PASS-THROUGHS -- 32.3%
---------------------------------------------------------------------
                        FHLMC
    $  10,300,000         7.00%, (30 yr. TBA)(a)         $ 10,312,875
        2,128,235         6.50%, 2029                       2,100,661
           71,230         7.00%, 8/1/2008                      72,429
                        FNMA
        1,800,000         6.00%, (15 yr. TBA)(a)            1,775,250
        2,300,000         7.00%, (15 yr. TBA)(a)            2,323,000
       12,100,000         7.50%, (30 yr. TBA)(a)           12,262,600
        2,500,000         8.00%, (30 yr. TBA)(a)            2,557,030
        1,761,539         6.50%, 2028                       1,739,079
           44,481         7.00%, 2/1/2009                      45,217
          297,450         7.00%, 2012                         301,278
           25,074         7.00%, 8/1/2023                      25,246
           25,330         7.00%, 12/1/2027                     25,406
          437,724         7.00%, 12/1/2028                    438,775
            3,770         7.50%, 5/1/2027                       3,829
                        GNMA
        1,819,841         6.50%, 2029                       1,801,059
        9,785,351         8.00%, 2030                      10,031,453
---------------------------------------------------------------------
                        TOTAL MORTGAGE PASS-THROUGHS
                          (COST $45,063,547)               45,815,187
---------------------------------------------------------------------
 SOVEREIGN DEBT -- 1.1%
---------------------------------------------------------------------
    $   1,400,000       Quebec Province Canada
                          7.50% due 9/15/2029
                          (COST $1,480,390)              $  1,507,286
---------------------------------------------------------------------
 U.S. GOVERNMENT -- 22.2%
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 10.9%
                        FHLMC
    $  10,500,000         7.00%, 7/15/2005               $ 11,019,508
                        FNMA
        4,000,000         7.25%, 1/15/2010                  4,341,972
                                                         ------------
                                                           15,361,480
---------------------------------------------------------------------
U.S. TREASURY BONDS AND NOTES -- 11.3%
                        U.S. Treasury Bonds
          400,000         5.25%, 2/15/2029                    384,062
        1,540,000         6.125%, 11/15/2027                1,657,536
        2,335,000         6.125%, 8/15/2029                 2,542,960
        1,250,000         6.625%, 2/15/2027                 1,427,388
        1,350,000         9.25%, 2/15/2016                  1,862,476
                        U.S. Treasury Notes
        1,000,000         5.25%, 5/15/2004                  1,003,257
        2,390,000         5.50%, 5/15/2009                  2,439,829
        4,510,000         5.75%, 8/15/2010                  4,726,692
                                                         ------------
                                                           16,044,200
---------------------------------------------------------------------
                        TOTAL U.S. GOVERNMENT
                          (COST $30,174,783)               31,405,680
---------------------------------------------------------------------
 COMMERCIAL PAPER -- 22.9%
---------------------------------------------------------------------
ASSET BACKED SECURITIES -- 6.7%
    $   3,203,000       Clipper Receivables Corp.
                          6.68% due 1/2/2001 (b)         $  3,202,406
        3,270,000       Park Ave. Recreation Corp.
                          6.60% due 1/16/2001 (a)           3,261,007
        3,000,000       Windmill Funding Corp.
                          6.62% due 1/16/2001 (a)           2,991,725
                                                         ------------
                                                            9,455,138
---------------------------------------------------------------------

Principal
   Amount                                                       Value
---------------------------------------------------------------------
FINANCIAL-BANKS -- 2.3%
    $   3,280,000       Bank of Montreal
                          6.57% due 1/16/2001 (a)        $  3,271,021
---------------------------------------------------------------------
FINANCIAL-OTHER -- 8.5%
        3,500,000       Ford Motor Credit Co.
                          6.58% due 1/16/2001 (a)           3,490,404
        3,150,000       Salomon, Inc.
                          6.60% due 1/16/2001 (a)           3,141,338
        5,400,000       Suez Finance Corp.
                          6.66% due 1/16/2001 (a)           5,385,015
                                                         ------------
                                                           12,016,757
---------------------------------------------------------------------
INSURANCE -- 2.9%
        4,109,000       Oil Insurance Limited
                          6.63% due 1/22/2001 (a)           4,093,108
---------------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 2.5%
        3,598,000       NSTAR
                          6.78% due 1/16/2001 (a)           3,587,836
---------------------------------------------------------------------
                        TOTAL COMMERCIAL PAPER
                          (COST $32,423,860)               32,423,860
---------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.3%
---------------------------------------------------------------------
    $   3,297,000       State Street Bank and Trust Co.
                        repurchase agreement, dated
                        12/29/2000, maturity value
                        $3,299,356 at 6.43%, due
                        1/2/2001 (1)
                        (COST $3,297,000)                $  3,297,000
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 122.0%
  (COST $170,534,776)                                     172,789,882
PAYABLE FOR REVERSE REPURCHASE
  AGREEMENTS(B) -- (2.3)%                                  (3,210,468)
PAYABLE FOR MORTGAGE PASS-THROUGHS
  DELAYED DELIVERY SECURITIES(A) -- (20.3)%               (28,762,336)
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 0.6%                                    837,368
---------------------------------------------------------------------
NET ASSETS -- 100.0%                                     $141,654,446
---------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(a) Commercial paper is segregated to cover forward mortgage purchases.
(b) Commercial paper is segregated to cover reverse repurchase agreements.

                                              See notes to financial statements.
42

-   The Guardian High Yield Bond Fund
----------------------------------------------------------------------
 CORPORATE BONDS -- 89.3%
----------------------------------------------------------------------

                                                 Rating
Principal                                       Moody's/
   Amount                                         S&P*           Value
----------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.1%
    $    465,000        Be Aerospace, Inc.
                        Sr. Sub. Nt.
                        9.50% due 11/1/2008      B2/B      $   461,513
         670,000        K & F Ind., Inc.
                        Sr. Sub. Nt. Ser. B
                        9.25% due 10/15/2007     B3/B-         648,225
                                                           -----------
                                                             1,109,738
----------------------------------------------------------------------
BROADCASTING -- 1.9%
         350,000        CD Radio, Inc.
                        Sec. Nt.
                        14.50% due 5/15/2009    Caa1/CCC+      238,000
         670,000        Spanish Broadcasting
                        Sys., Inc.
                        Sr. Sub. Nt.
                        9.625% due 11/1/2009     B3/B-         589,600
         330,000        XM Satellite Radio,
                        Inc.
                        Sr. Sec. Nt.
                        14.00% due 3/15/2010    Caa1/CCC+      181,500
             330        wts. expires 3/3/2010    NR/NR          11,550
                                                           -----------
                                                             1,020,650
----------------------------------------------------------------------
CABLE AND WIRELESS VIDEO -- 6.2%
         350,000        Adelphia Comm. Corp.
                        Sr. Nt. Ser. B
                        10.50% due 7/15/2004     B2/B+         345,625
         335,000        Charter Comm. Hldgs.
                        Sr. Nt.
                        10.25% due 1/15/2010     B2/B+         326,625
         550,000        Classic Cable, Inc.
                        Sr. Sub. Nt.
                        10.50% due 3/1/2010      B3/B-         247,500
         350,000        Echostar Comm.
                        Sub. Nt. Conv.
                        4.875% due 1/1/2007     Caa2/NR        267,750
         600,000        Echostar DBS. Corp.
                        Sr. Nt
                        9.375% due 2/1/2009      B1/B+         582,000
         350,000        Insight Midwest
                        Sr. Nt.+
                        10.50% due 11/1/2010     B1/B+         363,125
       1,000,000        Pegasus Comm. Corp.
                        Sr. Nt. Ser. B
                        9.625% due 10/15/2005   B3/CCC+        930,000
         440,000        United Pan-Europe
                        Comm.
                        Sr. Nt. Ser. B
                        11.50% due 2/1/2010      B2/B          287,100
                                                           -----------
                                                             3,349,725
----------------------------------------------------------------------
CONSUMER NON-DURABLES -- 2.5%
         750,000        St. John Knits Int'l.,
                        Inc.
                        Sr. Sub. Nt.
                        12.50% due 7/1/2009      B3/B-         679,688
       1,000,000        Twin Laboratories,
                        Inc.
                        Sr. Sub. Nt.
                        10.25% due 5/15/2006    Caa2/B+        650,000
                                                           -----------
                                                             1,329,688
----------------------------------------------------------------------

Principal                                     Moody's/
Amount                                         S&P*           Value
----------------------------------------------------------------------
DIVERSIFIED MEDIA -- 3.6%
    $  1,000,000        American Media
                        Operations, Inc.
                        Sr. Sub. Nt.
                        10.25% due 5/1/2009      B2/B-     $   972,500
       1,000,000        Premier Parks, Inc.
                        Sr. Nt.
                        9.75% due 6/15/2007      B3/B-         970,000
                                                           -----------
                                                             1,942,500
----------------------------------------------------------------------
ENERGY -- 9.1%
         670,000        Belco Oil & Gas Corp.
                        Sr. Sub. Nt. Ser. B
                        8.875% due 9/15/2007     B1/B          626,450
       1,000,000        Belden & Blake Corp.
                        Sr. Sub. Nt. Ser. B
                        9.875% due 6/15/2007    Caa3/CCC-      865,000
         660,000        Chesapeake Energy
                        Corp.
                        Sr. Nt. Ser. B
                        9.625% due 5/1/2005      B2/B          678,975
         670,000        Cliffs Drilling Co.
                        Sr. Sub. Nt. Ser. B
                        10.25% due 5/15/2003    Ba3/BB-        679,212
         700,000        Newpark Resources,
                        Inc.
                        Sr. Sub. Nt. Ser. B
                        8.625% due 12/15/2007    B2/B+         651,000
         670,000        Pride Int'l., Inc.
                        Sr. Nt.
                        9.375% due 5/1/2007     Ba3/BB         690,100
         670,000        Swift Energy Co.
                        Sr. Sub. Nt.
                        10.25% due 8/1/2009      B2/B          688,425
                                                           -----------
                                                             4,879,162
----------------------------------------------------------------------
FINANCIAL -- 1.2%
         670,000        Americredit Corp.
                        Sr. Sub. Nt.
                        9.875% due 4/15/2006    Ba1/BB-        636,500
----------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 1.3%
         670,000        Del Monte Corp.
                        Sr. Sub. Nt. Ser. B
                        12.25% due 4/15/2007     B3/B-         710,200
----------------------------------------------------------------------
FOREST PRODUCTS AND CONTAINERS -- 2.7%
         670,000        Kappa Beheer BV
                        Sr. Sub. Nt.
                        10.625% due 7/15/2009    B2/B          683,400
         335,000        Packaging Corp. of
                        America
                        Sr. Sub. Nt.
                        9.625% due 4/1/2009     B1/BB-         345,887
         405,000        Stone Container Corp.
                        Sr. Sub. Deb.
                        12.50% due 4/1/2002      B3/B-         406,519
                                                           -----------
                                                             1,435,806
----------------------------------------------------------------------
GAMING AND LEISURE -- 6.8%
       1,000,000        Hollywood Casino Corp.
                        Sr. Nt.
                        11.25% due 5/1/2007      B3/B        1,032,500
         670,000        Intrawest Corp.
                        Sr. Nt.
                        9.75% due 8/15/2008      B1/B+         673,350

+ Rule 144A restricted security.

See notes to financial statements.                                  * Unaudited.

THE GUARDIAN HIGH YIELD BOND FUND
Schedule of Investments (Continued)

----------------------------------------------------------------------
                                                Rating
Principal                                       Moody's/
   Amount                                        S&P*            Value
----------------------------------------------------------------------
    $  1,000,000        Mandalay Resort Group
                        Sr. Sub. Nt. Ser. B+
                        10.25% due 8/1/2007     Ba3/BB-    $   987,500
         957,000        Waterford Gaming LLC
                        Sr. Nt.+
                        9.50% due 3/15/2010      B1/B+         947,430
                                                           -----------
                                                             3,640,780
----------------------------------------------------------------------
HEALTH CARE -- 7.2%
       1,000,000        Fisher Scientific
                        Int'l., Inc.
                        Sr. Sub. Nt.
                        9.00% due 2/1/2008       B3/B-         927,500
       1,000,000        Fresenius Medical Care
                        Capital Tr.
                        9.00% due 12/1/2006     Ba3/B+         960,000
         670,000        Insight Health Svcs.
                        Corp.
                        Sr. Sub. Nt.+
                        9.625% due 6/15/2008     B3/B-         623,100
         660,000        Tenet Health Care
                        Corp.
                        Sr. Sub. Nt. Ser. B
                        8.125% due 12/1/2008    Ba3/BB-        666,600
         670,000        Triad Hospitals Hldgs.
                        Sr. Sub. Nt. Ser. B
                        11.00% due 5/15/2009     B3/B-         707,688
                                                           -----------
                                                             3,884,888
----------------------------------------------------------------------
HOUSING -- 0.2%
         500,000        Building Materials
                        Corp.
                        Sr. Nt. Ser. B
                        7.75% due 7/15/2005     Ba3/B+         125,000
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 4.5%
         700,000        Amkor Technology, Inc.
                        Sr. Sub. Nt.
                        10.50% due 5/1/2009      B1/B          656,250
         700,000        Flextronics Int'l.
                        Limited
                        Sr. Sub. Nt.+
                        9.875% due 7/1/2010     Ba3/BB-        682,500
       1,000,000        Pierce Leahy Corp.
                        Sr. Sub. Nt.
                        11.125% due 7/15/2006    B2/B        1,050,000
                                                           -----------
                                                             2,388,750
----------------------------------------------------------------------
MANUFACTURING -- 1.2%
         480,000        Commscope, Inc.
                        Sub. Nt.
                        4.00% due 12/15/2006    Baa3/BB+       344,400
         330,000        Int'l. Wire Group,
                        Inc.
                        Sr. Sub. Nt.
                        11.75% due 6/1/2005      B3/B-         321,750
                                                           -----------
                                                               666,150
----------------------------------------------------------------------
SERVICES -- 3.3%
         700,000        Allied Waste NA, Inc.
                        Sr. Sub. Nt.
                        10.00% due 8/1/2009      B2/B+         659,750
       1,000,000        Building One Svcs.
                        Corp.
                        Sr. Sub. Nt.
                        10.50% due 5/1/2009      B2/B          600,000
         670,000        United Rentals, Inc.
                        Sr. Sub. Nt.
                        9.00% due 4/1/2009      B1/BB-         502,500
                                                           -----------
                                                             1,762,250
----------------------------------------------------------------------

                                                Rating
       Principal                                Moody's/
          Amount                                 S&P*            Value
----------------------------------------------------------------------
TELECOMMUNICATIONS -- 20.6%
    $  1,050,000        360 Networks, Inc.
                        Sr. Nt.
                        13.00% due 5/1/2008      B3/B      $   840,000
         680,000        Exodus Comm., Inc.
                        Sr. Nt.
                        10.75% due 12/15/2009    NR/B          584,800
         720,000        Exodus Comm., Inc.
                        Sr. Nt.+
                        11.625% due 7/15/2010    B3/B          640,800
       1,050,000        Focal Comm.
                        Sr. Nt. Ser.B+
                        11.875% due 1/15/2010    B3/B-         714,000
         680,000        Globix Corp.
                        Sr. Nt.
                        12.50% due 2/1/2010      NR/B-         251,600
       2,100,000        GT Group Telecomm.,
                        Inc.
                        Sr. Disc. Nt.
                        13.25% due 2/1/2010     Caa1/B-        693,000
           2,100        wts. expires 2/1/2010+   NR/NR          91,350
         670,000        Int'l. Cabletel, Inc.
                        Sr. Nt. Ser. B
                        11.50% due 2/1/2006      B3/B          582,900
         350,000        Intermedia Comm., Inc.
                        Sr. Nt. Ser. B
                        9.50% due 3/1/2009       B2/B          245,000
         700,000        Level 3 Comm., Inc.
                        Sr. Nt.
                        11.25% due 3/15/2010     B3/B          609,000
         330,000        Level 3 Comm., Inc.
                        Sub. Nt. Conv.
                        6.00% due 3/15/2010     Caa1/CCC+      167,475
         350,000        Mc Leod USA, Inc.
                        Sr. Nt.
                        12.00% due 7/15/2008     B1/B-         353,500
         670,000        Nextlink Comm., Inc.
                        Sr. Nt.
                        10.75% due 6/1/2009      B2/B          549,400
         330,000        NTL, Inc.
                        Sr. Nt. Conv.+
                        5.75% due 12/15/2009    Caa1/B-        158,812
       1,340,000        Orius Capital Corp.
                        Sr. Sub. Nt. Ser. B
                        12.75% due 2/1/2010      B3/B-       1,112,200
       1,050,000        Pac-West Telecomm.,
                        Inc.
                        Sr. Nt.
                        13.50% due 2/1/2009      B3/B          871,500
       1,000,000        Telewest PLC
                        Sr. Disc. Deb.
                        11.00% due 10/1/2007     B1/B+         890,000
       2,200,000        Williams Comm. Group,
                        Inc.
                        Sr. Nt.
                        11.875% due 8/1/2010     B2/B+       1,694,000
                                                           -----------
                                                            11,049,337
----------------------------------------------------------------------
WIRELESS COMMUNICATION -- 14.9%
       2,000,000        Airgate PCS, Inc.
                        Sr. Sub. Disc. Nt.
                        13.50% due 10/1/2009    Caa1/CCC+    1,140,000
         350,000        Clearnet Comm., Inc.
                        Sr. Disc. Nt.
                        10.125% due 5/1/2009    Ba1/BBB+       274,750

+ Rule 144A restricted security.

* Unaudited.                                  See notes to financial statements.
44

THE GUARDIAN HIGH YIELD BOND FUND
Schedule of Investments (Continued)

----------------------------------------------------------------------
                                                Rating
Principal                                       Moody's/
Amount                                           S&P*            Value
----------------------------------------------------------------------
    $    700,000        Crown Castle Int'l.
                        Corp.
                        Sr. Nt.
                        10.75% due 8/1/2011      B3/B      $   728,000
         670,000        Horizon PCS, Inc.
                        Sr. Disc. Nt.+
                        14.00% due 10/1/2010    Caa1/CCC       274,700
       1,000,000        Leap Wireless Int'l.,
                        Inc.
                        Sr. Nt.
                        12.50% due 4/15/2010    Caa2/CCC       580,000
           1,000        wts. exp. 4/15/2010      NR/NR           4,000
         670,000        Leap Wireless Int'l.,
                        Inc.
                        Sr. Nt.
                        14.50% due 4/15/2010    Caa2/CCC       120,600
             670        wts. exp. 4/15/2010      NR/NR           1,340
         700,000        Microcell Telecomm.
                        Sr. Disc. Nt. Ser. B
                        12.00% due 6/1/2009      B3/B-         465,500
         350,000        Nextel Comm., Inc.
                        Sr. Conv. Nt.+
                        5.25% due 1/15/2010      B1/B          254,625
         579,000        Nextel Partners, Inc.
                        Sr. Disc. Nt.
                        14.00% due 2/1/2009     B3/CCC+        387,930
         700,000        Nextel Partners, Inc.
                        Sr. Nt.+
                        11.00% due 3/15/2010    B3/CCC+        670,250
         335,000        Pinnacle Hldgs., Inc.
                        Sr. Disc. Nt.
                        10.00% due 3/15/2008     B3/B          177,550
         350,000        Pinnacle Hldgs., Inc.
                        Sr. Nt.+
                        5.50% due 9/15/2007      NR/NR         171,938
       1,340,000        Spectrasite Hldgs.,
                        Inc.
                        Sr. Disc. Nt.
                        11.25% due 4/15/2009     B3/B-         730,300
         350,000        Telecorp PCS, Inc.
                        Sr. Sub. Disc. Nt.
                        11.625% due 4/15/2009    B3/NR         239,312
       1,000,000        Triton PCS, Inc.
                        Sr. Sub. Disc. Nt.
                        11.00% due 5/1/2008     B3/CCC+        790,000
       2,000,000        U.S. Unwired, Inc.
                        Sr. Sub. Disc. Nt.
                        Ser. B
                        13.375% due 11/1/2009   Caa1/CCC+      910,000
         230,000        Ubquitel Operating Co.
                        Sr. Sub. Disc. Nt.
                        14.00% due 4/15/2010    Caa1/CCC        92,000
             230        wts. expires
                        4/15/2010+               NR/NR             690
                                                           -----------
                                                             8,013,485
----------------------------------------------------------------------
                        TOTAL CORPORATE BONDS
                          (COST $54,223,459)                47,944,609
----------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 8.1%
----------------------------------------------------------------------
Principal
Amount                                                           Value
----------------------------------------------------------------------
    $  4,372,000        State Street Bank and
                        Trust Co. repurchase
                        agreement dated
                        12/29/2000, maturity
                        value $4,375,124 at
                        6.43% due 1/2/2001 (1)
                        (COST $4,372,000)                  $ 4,372,000
----------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.4%
    (COST $58,595,459)                                      52,316,609
CASH, RECEIVABLES AND OTHER ASSETS
    LESS LIABILITIES -- 2.6%                                 1,387,026
----------------------------------------------------------------------
NET ASSETS -- 100%                                         $53,703,635
----------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

+ Rule 144A restricted security.

See notes to financial statements.                                  * Unaudited.

-   The Guardian Tax-Exempt Fund
--------------------------------------------------------------------
 MUNICIPAL BONDS -- 98.8%
--------------------------------------------------------------------

                                             Rating
 Principal                                  Moody's/
    Amount                                    S&P*             Value
--------------------------------------------------------------------
ARIZONA -- 2.0%
    $   1,000,000       Arizona St.
                        Trans. Brd. Hwy.
                        Rev., 5.75% due
                        7/1/2019            Aa1/AAA     $  1,060,600
        1,000,000       Phoenix, AZ
                        Single Family
                        Mtg. Rev. Ser.
                        1A, 5.875% due
                        6/1/2016             NR/AAA        1,050,450
                                                        ------------
                                                           2,111,050
--------------------------------------------------------------------
ARKANSAS -- 1.4%
        1,500,000       Little Rock, AR
                        Sch. Dist. Ser.
                        A, 5.25% due
                        2/1/2020             Aaa/NR        1,519,380
--------------------------------------------------------------------
CALIFORNIA -- 2.0%
        2,000,000       Northern CA
                        Trans. Rev. Proj.
                        A, 6.50% due
                        5/1/2016            Aaa/AAA        2,106,520
--------------------------------------------------------------------
COLORADO -- 4.0%
        2,000,000       Denver Co. City &
                        Cnty. Arpt. Rev.
                        Ser. E, 5.50% due
                        11/15/2025          Aaa/AAA        2,040,620
        2,000,000       Pueblo Cnty., CO
                        Sch. Dist. G.O.,
                        6.00% due
                        12/1/2017           Aaa/AAA        2,193,480
                                                        ------------
                                                           4,234,100
--------------------------------------------------------------------
CONNECTICUT -- 1.0%
        1,000,000       Connecticut St.
                        G.O. Ser. B,
                        5.875% due
                        11/1/2014            Aa3/AA        1,101,310
--------------------------------------------------------------------
FLORIDA -- 5.6%
        2,100,000       Collier Cnty., FL
                        Hlth. Facs. Auth.
                        Hosp. Rev.(1),
                        4.90% due
                        1/1/2033           VMIG1/A-1       2,100,000
        2,000,000       Florida St. Board
                        of Ed. Lottery
                        Rev. Ser. A,
                        5.50% due
                        7/1/2017            Aaa/AAA        2,097,520
        1,500,000       Florida St. Board
                        of Ed. Lottery
                        Rev. Ser. C,
                        5.25% due
                        7/1/2016            Aaa/AAA        1,541,415
          150,000       Jacksonville, FL
                        Elec. Auth. Rev.
                        Ser. 7, 5.50% due
                        10/1/2014            Aa2/AA          152,694
                                                        ------------
                                                           5,891,629
--------------------------------------------------------------------
IDAHO -- 2.3%
        1,625,000       Boise City, ID
                        Urban Renewal
                        Agy. Lease, 6.00%
                        due 8/15/2023       Aaa/AAA        1,779,180
          600,000       Idaho Hlth. Facs.
                        Auth. Rev.(1),
                        4.90% due
                        7/1/2030           VMIG1/A-1+        600,000
                                                        ------------
                                                           2,379,180
--------------------------------------------------------------------

Principal                                   Moody's/
   Amount                                     S&P*             Value
--------------------------------------------------------------------
ILLINOIS -- 1.4%
    $   1,500,000       Chicago, IL G.O.
                        Proj. Ref., 5.25%
                        due 1/1/2028        Aaa/AAA     $  1,497,840
--------------------------------------------------------------------
IOWA -- 2.2%
        1,000,000       Cedar Rapids, IA G.O.,
                        5.25% due
                        6/1/2019             Aaa/NR        1,012,830
        1,255,000       Iowa Fin. Auth.
                        Single Fam. Rev.
                        Ser. A, 6.25% due
                        7/1/2018            Aaa/AAA        1,319,909
                                                        ------------
                                                           2,332,739
--------------------------------------------------------------------
KANSAS -- 2.7%
        1,000,000       Johnson Cnty., KS
                        Unified Sch.
                        Dist. Ser. A,
                        5.125% due
                        10/1/2020            Aa1/AA        1,003,060
        1,780,000       Kansas St. Dept.
                        Trans. Hwy. Rev.,
                        5.25% due
                        9/1/2013            Aa2/AA+        1,852,713
                                                        ------------
                                                           2,855,773
--------------------------------------------------------------------
KENTUCKY -- 6.3%
        2,000,000       Kentucky St.
                        Ppty. &
                        Bldgs. Comm.
                        Rev.,
                        5.125% due
                        9/1/2018            Aa3/AA-        2,015,780
        1,430,000       Kentucky St.
                        Ppty. & Bldgs.
                        Comm. Ser. A,
                        5.70% due
                        5/1/2018            Aaa/AAA        1,514,699
        1,815,000       Louisville, KY
                        Brd. Wtr. Sys.
                        Rev., 5.25% due
                        11/15/2024          Aaa/AAA        1,823,204
        1,335,000       Univ., KY Univ.
                        Rev. Ser. Q,
                        5.00% due
                        5/1/2016            Aaa/AAA        1,338,858
                                                        ------------
                                                           6,692,541
--------------------------------------------------------------------
MASSACHUSETTS -- 4.9%
        2,000,000       Massachusetts St.
                        Hlth. & Ed. Facs.
                        Auth. Rev., 5.50%
                        due 10/1/2017       Aaa/AAA        2,094,020
          500,000       Massachusetts St.
                        Wtr. Poll. Ser.
                        C, 5.625% due
                        8/1/2018            Aaa/AAA          530,045
        1,500,000       Massachusetts St.
                        Wtr. Poll. Ser.
                        C, 5.25% due
                        8/1/2019            Aaa/AAA        1,525,515
        1,000,000       Univ., MA Bldg.
                        Auth. Fac. Ser.
                        A, 5.125% due
                        11/1/2025            NR/AAA          988,160
                                                        ------------
                                                           5,137,740
--------------------------------------------------------------------
MICHIGAN -- 3.4%
        1,000,000       Holt, MI Public
                        Sch. Ser. A,
                        5.75% due
                        5/1/2017            Aaa/AAA        1,067,570
        1,000,000       Sturgis, MI Pub.
                        Sch. Dist.,
                        5.625% due
                        5/1/2016            Aaa/AAA        1,052,140
        1,500,000       Wayne St. Univ.,
                        MI,
                        5.25% due
                        11/15/2019          Aaa/AAA        1,519,500
                                                        ------------
                                                           3,639,210
--------------------------------------------------------------------

(1) Variable rate demand notes.

* Unaudited.                                  See notes to financial statements.
46

THE GUARDIAN TAX-EXEMPT FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------
                                             Rating
Principal                                   Moody's/
   Amount                                     S&P*             Value
--------------------------------------------------------------------
MINNESOTA -- 0.7%
    $     750,000       Minnesota Pub.
                        Facs. Wtr. Poll.
                        Control Rev.,
                        5.00% due
                        3/1/2012            Aaa/AAA     $    765,480
--------------------------------------------------------------------
MISSOURI -- 4.1%
        1,750,000       Clay Cnty., MO
                        Pub. Sch. Dist.
                        G.O.,
                        6.125% due
                        3/1/2016             NR/AA+        1,925,525
        2,420,000       Missouri St.
                        Environmental
                        Energy Rev. Ser.
                        A, 5.00% due
                        1/1/2020             Aaa/NR        2,411,167
                                                        ------------
                                                           4,336,692
--------------------------------------------------------------------
NEBRASKA -- 3.0%
        1,000,000       Lancaster Cnty.,
                        NE
                        Pub. Sch. Dist.
                        G.O.,
                        5.00% due
                        7/15/2014           Aa2/AAA        1,021,350
        1,000,000       Nebraska Pub.
                        Pwr. Dist. Rev.
                        Ser. A, 5.25% due
                        1/1/2022            Aaa/AAA        1,047,810
        1,055,000       Omaha, NE Ref.,
                        5.05% due
                        12/1/2018           Aaa/AAA        1,061,995
                                                        ------------
                                                           3,131,155
--------------------------------------------------------------------
NEW JERSEY -- 7.5%
        1,500,000       New Jersey
                        Environmental
                        Infrastructure A,
                        5.25% due
                        9/1/2019            Aaa/AAA        1,530,060
        1,200,000       New Jersey St.
                        Tr. Auth. Ser. A,
                        6.00% due
                        6/15/2004            Aaa/NR        1,270,596
          500,000       New Jersey St.
                        Tr. Auth. Ser. A,
                        6.50% due
                        6/15/2005            Aaa/NR          546,830
        2,000,000       New Jersey St.
                        Tr. Corp. Ser. A,
                        6.125% due
                        9/15/2014           Aaa/AAA        2,210,400
          750,000       New Jersey St.
                        Trans. Tr. Fund
                        Auth. Ser. B,
                        5.25% due
                        6/15/2016           Aa2/AA-          767,437
        1,500,000       New Jersey St., G.O.,
                        6.00% due
                        5/1/2016            Aa1/AA+        1,644,555
                                                        ------------
                                                           7,969,878
--------------------------------------------------------------------
NEW MEXICO -- 2.3%
        1,250,000       Albuquerque, NM
                        Gross Rcpts. Tax
                        Rev. Ser. C,
                        5.25% due
                        7/1/2016             A1/AA         1,269,675
        1,000,000       New Mexico St.
                        Hwy. Community
                        Tax Rev., 6.00%
                        due 6/15/2010       Aa2/AA+        1,108,120
                                                        ------------
                                                           2,377,795
--------------------------------------------------------------------

--------------------------------------------------------------------
                                             Rating
Principal                                   Moody's/
   Amount                                     S&P*             Value
--------------------------------------------------------------------
NEW YORK -- 10.9%
    $   1,800,000       New York City
                        Mun. Wtr. Fin.
                        Auth. Ser. A,
                        5.625% due
                        6/15/2019           Aaa/AAA     $  1,857,294
        2,000,000       New York City
                        Mun. Wtr. Fin.
                        Auth. Ser. A,
                        5.50% due
                        6/15/2020           Aaa/AAA        2,012,900
        1,500,000       New York St.
                        Dorm. Auth. Lease
                        Ser. A, 6.25% due
                        7/1/2020             NR/AA-        1,652,100
        1,400,000       New York St.
                        Dorm. Auth. Rev.
                        Ser. 1, 5.375%
                        due 7/1/2024        Baa1/AA-       1,410,416
        1,500,000       New York St.
                        Dorm. Auth. Rev.
                        St. Univ. Ed.
                        Facs., 5.00% due
                        5/15/2015            A2/AA-        1,501,935
        1,000,000       New York St.
                        Dorm. Auth. Rev.
                        St. Univ. Ed.
                        Facs., 5.00% due
                        5/15/2017            A2/AA-          990,020
        1,000,000       New York St.
                        Thruway Auth.
                        Svc. Contract,
                        5.75% due
                        4/1/2016            Baa1/AA-       1,047,490
        1,000,000       New York Tr.
                        Auth. Met. Tr.,
                        5.75% due
                        1/1/2020            Aaa/AAA        1,064,080
                                                        ------------
                                                          11,536,235
--------------------------------------------------------------------
NORTH DAKOTA -- 1.0%
        1,000,000       North Dakota St.
                        Wtr. Commerce Rev.,
                        5.75% due
                        8/1/2020            Aaa/AAA        1,053,360
--------------------------------------------------------------------
OHIO -- 7.1%
          500,000       Cleveland, OH
                        Parking Facs.
                        Rev., 5.50% due
                        9/15/2016           Aaa/AAA          519,330
          500,000       Columbus, OH Wtr.
                        Sys. Rev., 6.10%
                        due 11/1/2003        Aa2/AA          518,165
        1,210,000       Ohio Hsg. Fin.
                        Agy. Mtg. Backed
                        Sec. Rev., 5.70%
                        due 3/1/2017         NR/AAA        1,240,601
          750,000       Ohio St. Bldg.
                        Auth. Disalle
                        Gov't Ctr. Ser.
                        A, 6.00% due
                        10/1/2005           Aa2/AA-          808,110
        1,300,000       Ohio St. Higher
                        Ed. Fac. Comm.,
                        5.50% due
                        12/1/2020           Aaa/AAA        1,344,135
        2,000,000       Ohio St. Tpk.
                        Community Preref.
                        Tpk. Rev. Ser. A,
                        5.50% due
                        2/15/2026           Aaa/AAA        2,153,660
          885,000       Ohio St. Wtr.
                        Dev. Poll.
                        Control, 5.125%
                        due 6/1/2013        Aaa/AA+          916,701
                                                        ------------
                                                           7,500,702
--------------------------------------------------------------------

See notes to financial statements.                                  * Unaudited.

THE GUARDIAN TAX-EXEMPT FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------
                                             Rating
Principal                                   Moody's/
   Amount                                     S&P*             Value
--------------------------------------------------------------------
OREGON -- 6.2%
    $   2,000,000       Clackamas Cnty.,
                        OR Sch. Dist.
                        G.O., 5.375% due
                        6/15/2019            Aa2/AA     $  2,045,280
        1,690,000       Lane & Douglas
                        Cntys.,
                        OR Sch. Dist.
                        G.O.,
                        6.00% due
                        6/15/2019            NR/AA         1,827,853
        1,000,000       Lane & Douglas
                        Cntys., OR Sch.
                        Dist. G.O., 5.50%
                        due 6/15/2025        NR/AA         1,024,390
        1,530,000       Lane Cnty., OR Sch. Dist.
                        G.O.,
                        5.625% due
                        6/15/2020            Aa2/NR        1,595,408
                                                        ------------
                                                           6,492,931
--------------------------------------------------------------------
PENNSYLVANIA -- 4.5%
        1,000,000       Allegheny Cnty.,
                        PA G.O. Ser. C
                        52, 5.25% due
                        11/1/2021           Aaa/AAA        1,009,450
        1,000,000       Delaware River
                        Port
                        Auth. PA & NJ
                        Rev.,
                        6.00% due
                        1/1/2017            Aaa/AAA        1,099,060
        1,600,000       Lehigh Cnty., PA
                        General Purpose
                        Auth. Ser. B(1),
                        5.50% due
                        7/1/2029            VMIG1/NR       1,600,000
        1,000,000       Southeastern, PA
                        Transit Auth.
                        Ser. B,
                        5.00% due
                        3/1/2020            Aaa/AAA          991,420
                                                        ------------
                                                           4,699,930
--------------------------------------------------------------------
SOUTH CAROLINA -- 0.3%
          300,000       South Carolina
                        Trans.
                        Infrastructure
                        Ser. A, 5.00% due
                        10/1/2003           Aaa/AAA          306,369
--------------------------------------------------------------------
SOUTH DAKOTA -- 1.9%
        2,000,000       South Dakota Hsg.
                        Dev. Auth., 6.00%
                        due 5/1/2021        Aa1/AAA        2,037,840
--------------------------------------------------------------------
TENNESSEE -- 5.3%
        2,000,000       Chattanooga, TN
                        Industrial Dev.
                        Brd., 5.875% due
                        10/1/2024           Aaa/AAA        2,130,300
        1,425,000       Knox Cnty., TN
                        Pub. Impt. G.O.,
                        5.375% due
                        5/1/2020             Aa2/AA        1,455,808
        2,000,000       Tennessee Hsg.
                        Dev. Agy. Home
                        Ownership Prog.,
                        5.50% due
                        7/1/2020             Aa2/AA        2,010,260
                                                        ------------
                                                           5,596,368
--------------------------------------------------------------------

--------------------------------------------------------------------
                                             Rating
Principal                                   Moody's/
   Amount                                     S&P*             Value
--------------------------------------------------------------------
TEXAS -- 1.7%
    $   1,150,000       San Antonio, TX
                        Elec. & Gas Rev.
                        Ser. A, 5.25% due
                        2/1/2016             Aa1/AA     $  1,169,883
          150,000       Texas St. G.O.
                        Preref. Wtr. Dev. Bd.,
                        6.50% due
                        8/1/2005             Aa1/AA          164,285
          405,000       Texas St. G.O.
                        Wtr. Dev. Bd.,
                        6.50% due
                        8/1/2005             Aa1/AA          442,511
                                                        ------------
                                                           1,776,679
--------------------------------------------------------------------
VIRGINIA -- 1.6%
          285,000       Fairfax Cnty., VA
                        Ref. Ser. C,
                        5.25% due
                        5/1/2007            Aaa/AAA          296,591
        1,360,000       Virginia Coll.
                        Bldg. Auth., VA
                        Ser. A, 5.125%
                        due 9/1/2016         Aa1/AA        1,383,229
                                                        ------------
                                                           1,679,820
--------------------------------------------------------------------
WASHINGTON -- 1.5%
        1,475,000       Douglas Cnty., WA
                        Sch. Dist. G.O.,
                        5.75% due
                        12/1/2015            Aa1/NR        1,588,014
--------------------------------------------------------------------
                        TOTAL MUNICIPAL BONDS
                        (COST $99,955,711)               104,348,260
--------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%
  (COST $99,955,711)
                                                         104,348,260
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 1.2%                                 1,227,495
--------------------------------------------------------------------
NET ASSETS -- 100%                                      $105,575,755
--------------------------------------------------------------------

(1) Variable rate demand notes.

GLOSSARY:
  G.O. -- General Obligation.

* Unaudited.                                  See notes to financial statements.
48

-   The Guardian Cash Management Fund
-------------------------------------------------------------
 COMMERCIAL PAPER -- 72.0%
-------------------------------------------------------------

Principal                            Maturity
   Amount                              Date             Value
-------------------------------------------------------------
FINANCIAL -- 31.0%
ASSET BACKED SECURITIES -- 8.9%
  $ 7,000,000  Govco, Inc.
                 6.63%                1/3/2001   $  6,997,422
    8,000,000  Govco, Inc.
                 6.48%               2/23/2001      7,923,680
   10,000,000  Receivables Capital Corp.
                 6.47%               2/13/2001      9,922,719
    9,000,000  Surrey Funding Corp.
                 6.60%               1/19/2001      8,970,300
    9,000,000  Variable Funding Capital
                 6.56%                1/5/2001      8,993,440
                                                 ------------
                                                   42,807,561
-------------------------------------------------------------
FINANCIAL-BANKS -- 8.0%
   15,000,000  Dresdner Bank AG
                 6.50%               1/16/2001     14,959,375
   10,000,000  HVB Fin. (Delaware), Inc.
                 6.53%                1/8/2001      9,987,303
    4,982,000  Intrepid Funding
                 6.55%                1/9/2001      4,974,748
    9,000,000  Societe Generale
                 6.515%              1/11/2001      8,983,713
                                                 ------------
                                                   38,905,139
-------------------------------------------------------------
FINANCE COMPANIES -- 7.2%
   10,000,000  Associates First
                 Capital
                 6.56%               1/26/2001      9,954,445
    6,000,000  Associates First
                 Capital
                 6.56%               1/18/2001      5,981,413
   10,000,000  Goldman Sachs Group, Inc.
                 6.45%               2/16/2001      9,917,583
    9,000,000  Household Fin. Corp.
                 6.55%                1/3/2001      8,996,725
                                                 ------------
                                                   34,850,166
-------------------------------------------------------------
FINANCIAL-OTHER -- 2.9%
    7,000,000  Salomon, Inc.
                 6.57%                1/2/2001      6,998,722
    7,000,000  Salomon, Inc.
                 6.60%                1/5/2001      6,994,867
                                                 ------------
                                                   13,993,589
-------------------------------------------------------------
INSURANCE -- 4.0%
    9,000,000  American General
                 Fin. Corp.
                 6.57%               1/10/2001      8,985,217
   10,200,000  USAA Capital Corp.
                 6.49%               1/24/2001     10,157,707
                                                 ------------
                                                   19,142,924
-------------------------------------------------------------
               TOTAL FINANCIAL                    149,699,379
-------------------------------------------------------------
INDUSTRIAL -- 41.0%
AEROSPACE AND DEFENSE -- 5.8%
  $10,000,000  Boeing Capital Corp.
                 6.49%               1/25/2001   $  9,956,733
   10,000,000  British Aerospace
                 6.56%               1/26/2001      9,954,445
    8,000,000  British Aerospace
                 6.33%               3/20/2001      7,890,280
                                                 ------------
                                                   27,801,458
-------------------------------------------------------------
AUTOMOTIVE -- 3.1%
   15,000,000  General Motors Acceptance Corp.
                 6.52%               1/12/2001     14,970,117
-------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 1.8%
    9,000,000  Basf
                 Aktiengesellschaft
                 6.38%               2/28/2001      8,907,490
-------------------------------------------------------------

Principal                            Maturity
   Amount                              Date             Value
-------------------------------------------------------------
CONGLOMERATES -- 3.5%
  $17,000,000  GE Capital Int'l. Funding
                 6.57%               1/18/2001   $ 16,947,258
-------------------------------------------------------------
COSMETICS AND TOILETRIES -- 1.9%
    9,000,000  Gillette Co.
                 6.48%                1/4/2001      8,995,140
-------------------------------------------------------------
DRUGS AND HOSPITALS -- 1.6%
    7,600,000  Glaxo-Wellcome PLC
                 6.51%               1/16/2001      7,579,385
-------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 4.1%
   10,000,000  Clorox Co.
                 6.48%                2/5/2001      9,937,000
   10,000,000  Colgate-Palmolive
                 Co.
                 6.38%               2/15/2001      9,920,250
                                                 ------------
                                                   19,857,250
-------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 1.2%
    6,000,000  Deere & Co.
                 6.58%               1/25/2001      5,973,680
-------------------------------------------------------------
MACHINERY-INDUSTRIAL SPECIALTY -- 2.1%
   10,000,000  Illinois Tool Works, Inc.
                 6.55%               1/30/2001      9,947,236
-------------------------------------------------------------
METALS-ALUMINUM -- 2.1%
   10,000,000  Alcoa, Inc.
                 6.57%               1/22/2001      9,961,675
-------------------------------------------------------------
METALS-MISCELLANEOUS -- 2.1%
   10,000,000  Rio Tinto America,
                 Inc.
                 6.60%               1/10/2001      9,983,500
-------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 2.0%
   10,000,000  Sysco Corp.
                 6.47%               2/16/2001      9,917,328
-------------------------------------------------------------
OIL AND GAS SERVICES -- 2.5%
   12,000,000  Equilon Enterprises LLC
                 6.47%               1/23/2001     11,952,553
-------------------------------------------------------------
TELECOMMUNICATIONS -- 7.2%
    8,000,000  SBC Comm., Inc.
                 6.51%               1/29/2001      7,959,493
    9,000,000  SBC Comm., Inc.
                 6.42%                2/6/2001      8,942,220
    9,000,000  Verizon Global
                 Funding
                 6.46%                2/7/2001      8,940,245
    9,000,000  Vodafone Airtouch
                 PLC
                 6.56%               1/24/2001      8,962,280
                                                 ------------
                                                   34,804,238
-------------------------------------------------------------
               TOTAL INDUSTRIAL                   197,598,308
-------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (COST $347,297,687)                347,297,687
-------------------------------------------------------------
 FLOATING RATE NOTES AND BONDS -- 4.6%
-------------------------------------------------------------
 MUNICIPAL -- 4.6%
   11,000,000  California Housing Fin. Agency
                 (a)
                 6.85%                1/3/2001   $ 11,000,000
   11,000,000  Sacramento Cnty., CA (a)
                 6.85%                1/3/2001     11,000,000
-------------------------------------------------------------
               TOTAL FLOATING RATE NOTES
                 AND BONDS
               (COST $22,000,000)                  22,000,000
-------------------------------------------------------------

See notes to financial statements.

THE GUARDIAN CASH MANAGEMENT FUND
Schedule of Investments (Continued)

-------------------------------------------------------------
 REPURCHASE AGREEMENT -- 17.7%
-------------------------------------------------------------

Principal
   Amount                                               Value
-------------------------------------------------------------
  $85,527,000  State Street Bank and Trust Co.
               repurchase agreement,
               dated 12/29/2000,
               maturity value
               $85,588,104 at
               6.43% due 1/2/2001 (1)
               (COST $85,527,000)                $ 85,527,000
-------------------------------------------------------------
TOTAL INVESTMENTS -- 94.3%
  (COST $454,824,687)                             454,824,687
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 5.7%                         27,411,638
-------------------------------------------------------------
NET ASSETS -- 100%                               $482,236,325
-------------------------------------------------------------

(a) Floating rate note. The rate shown is the rate in effect at December 31, 2000.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                                              See notes to financial statements.
50

                      (This page intentionally left blank)

         FINANCIAL STATEMENTS

-   The Park Avenue Portfolio
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

December 31, 2000
--------------------------------------------------------------------------------

                                                                               THE GUARDIAN   THE GUARDIAN
                                                               THE GUARDIAN    PARK AVENUE       ASSET
                                                               PARK AVENUE      SMALL CAP      ALLOCATION
                                                                   FUND            FUND           FUND
                                                              --------------------------------------------
ASSETS
     Investments, at identified cost*.......................  $2,724,913,971   $153,114,197   $307,031,014
                                                              ============================================
     Investments, at market.................................   2,950,676,577    160,560,903    242,920,641
     Repurchase agreements..................................      90,994,000     23,733,000     43,732,000
                                                              --------------------------------------------
          TOTAL INVESTMENTS.................................   3,041,670,577    184,293,903    286,652,641
     Cash...................................................             596            156            854
     Foreign Currency (cost $956,811 GBGIF and $1,151,336
       GBGEMF, respectively)................................              --             --             --
     Receivable for fund shares sold........................       3,033,913        117,748      1,123,032
     Dividends receivable...................................       1,075,978         17,478        257,112
     Interest receivable....................................          48,758         12,717         62,669
     Dividend reclaim receivable............................             254             --             --
     Receivable for securities sold.........................              --        241,683             --
     Unrealized appreciation on foreign currency
       contracts............................................              --             --             --
     Deferred organization expenses -- Note 8...............              --         13,597             --
     Other assets...........................................          14,249            646            393
                                                              --------------------------------------------
          TOTAL ASSETS......................................   3,045,844,325    184,697,928    288,096,701
                                                              --------------------------------------------
LIABILITIES
     Payable for fund shares redeemed.......................      14,700,458        503,234        146,522
     Due to affiliates......................................       2,115,738        168,548        127,351
     Accrued expenses.......................................         541,487         65,567         57,943
     Payable for securities purchased.......................              --      1,928,904             --
     Accrued foreign capital gains tax......................              --             --             --
     Unrealized depreciation on foreign currency
       contracts............................................              --             --             --
     Payable for margin variation...........................              --             --        969,150
     Payable for forward mortgage securities
       purchased -- Note 7..................................              --             --             --
     Payable for reverse repurchase agreements -- Note 6....              --             --             --
     Distributions payable..................................              --             --             --
                                                              --------------------------------------------
          TOTAL LIABILITIES.................................      17,357,683      2,666,253      1,300,966
                                                              --------------------------------------------
          NET ASSETS........................................  $3,028,486,642   $182,031,675   $286,795,735
                                                              ============================================

* Includes repurchase agreements.

See notes to financial statements.

     THE GUARDIAN    THE GUARDIAN      THE GUARDIAN     THE GUARDIAN   THE GUARDIAN                  THE GUARDIAN
       S&P 500      BAILLIE GIFFORD   BAILLIE GIFFORD    INVESTMENT     HIGH YIELD    THE GUARDIAN       CASH
        INDEX        INTERNATIONAL       EMERGING         QUALITY          BOND        TAX-EXEMPT     MANAGEMENT
         FUND            FUND          MARKETS FUND      BOND FUND         FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------
     $200,997,940    $125,336,558       $33,845,566     $170,534,776   $58,595,459    $ 99,955,711   $454,824,687
=================================================================================================================
      180,817,784     112,079,914        29,783,901      169,492,882    47,944,609     104,348,260    369,297,687
        1,508,000      15,219,000         1,224,000        3,297,000     4,372,000              --     85,527,000
-----------------------------------------------------------------------------------------------------------------
      182,325,784     127,298,914        31,007,901      172,789,882    52,316,609     104,348,260    454,824,687
           42,425             888               697           47,150        77,165         996,170        114,322
               --         954,925         1,152,393               --            --              --             --
           23,179         143,896             1,943          279,651        24,104           5,766     27,588,150
          156,379          67,830            59,712               --            --              --             --
              808           6,658               535        1,959,952     1,341,038       1,326,663        410,722
              371          86,725             1,816               --            --              --             --
           65,608         339,209                --               --            --              --             --
               --              --             5,930               --            --              --             --
               --              --             6,898               --            --              --             --
               --             554               143               --            --              --             --
-----------------------------------------------------------------------------------------------------------------
      182,614,554     128,899,599        32,237,968      175,076,635    53,758,916     106,676,859    482,937,881
-----------------------------------------------------------------------------------------------------------------
               --      13,469,407         1,038,093           38,598         1,097           7,120        296,044
           86,937          38,029            14,680           98,921        47,012          70,968        294,613
           66,650         153,980            99,197          366,831         7,172          48,927         61,259
               --         780,266                --          856,406            --         970,477             --
               --          17,046            75,508               --            --              --             --
               --           3,951                --               --            --              --             --
               --              --                --               --            --              --             --
               --              --                --       28,762,336            --              --             --
               --              --                --        3,210,468            --              --             --
               --              --                --           88,629            --           3,612         49,640
-----------------------------------------------------------------------------------------------------------------
          153,587      14,462,679         1,227,478       33,422,189        55,281       1,101,104        701,556
-----------------------------------------------------------------------------------------------------------------
     $182,460,967    $114,436,920       $31,010,490     $141,654,446   $53,703,635    $105,575,755   $482,236,325
=================================================================================================================

-   The Park Avenue Portfolio
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------

December 31, 2000
--------------------------------------------------------------------------------

                                                                               THE GUARDIAN
                                                               THE GUARDIAN    PARK AVENUE
                                                               PARK AVENUE      SMALL CAP
                                                                   FUND            FUND
                                                              -----------------------------
COMPONENTS OF NET ASSETS
     Shares of beneficial interest, at par..................  $      738,405   $    108,128
     Additional paid-in capital.............................   2,696,123,299    155,173,809
     Undistributed/(overdistributed) net investment
      income................................................              --             --
     Accumulated net realized gain/(loss) on investments and
      foreign currency related transactions.................      14,868,332     (4,429,968)
     Net unrealized appreciation/(depreciation) of
      investments and foreign currency related transactions.     316,756,606     31,179,706
                                                              -----------------------------
          NET ASSETS........................................  $3,028,486,642   $182,031,675
                                                              =============================
NET ASSETS
     Class A................................................  $2,589,058,610   $150,022,149
     Class B................................................  $  431,206,475   $ 24,977,006
     Class C................................................  $    8,221,557   $  7,032,520
SHARES OF BENEFICIAL INTEREST OUTSTANDING -- $0.01 PAR VALUE
     Class A................................................      62,876,560      8,860,028
     Class B................................................      10,757,650      1,523,685
     Class C................................................         206,289        429,136
NET ASSET VALUE PER SHARE
     Class A................................................          $41.18         $16.93
     Class B................................................          $40.08         $16.39
     Class C................................................          $39.85         $16.39
MAXIMUM OFFERING PRICE PER SHARE
     Class A Only (Net Asset Value x 104.71%)*..............          $43.12         $17.73

 * Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.

** No load is charged on Class A shares.

See notes to financial statements.

     THE GUARDIAN   THE GUARDIAN    THE GUARDIAN      THE GUARDIAN     THE GUARDIAN   THE GUARDIAN                  THE GUARDIAN
        ASSET         S&P 500      BAILLIE GIFFORD   BAILLIE GIFFORD    INVESTMENT     HIGH YIELD    THE GUARDIAN       CASH
      ALLOCATION       INDEX        INTERNATIONAL       EMERGING         QUALITY          BOND        TAX-EXEMPT     MANAGEMENT
         FUND           FUND            FUND          MARKETS FUND      BOND FUND         FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
     $    220,746   $    201,238    $     80,877       $    37,957     $    147,425   $    70,117    $    104,513   $  4,822,368
      292,844,144    200,909,427     113,923,154        37,468,214      145,786,238    67,150,884     103,347,240    477,413,957
           91,779         42,908        (234,806)         (491,247)              --            --              --             --
       15,082,913        (20,450)     (1,285,005)       (3,166,311)      (6,534,323)   (7,238,516)     (2,268,547)            --
      (21,443,847)   (18,672,156)      1,952,700        (2,838,123)       2,255,106    (6,278,850)      4,392,549             --
--------------------------------------------------------------------------------------------------------------------------------
     $286,795,735   $182,460,967    $114,436,920       $31,010,490     $141,654,446   $53,703,635    $105,575,755   $482,236,325
================================================================================================================================
     $227,227,583   $167,487,170    $ 94,481,935       $18,439,075     $124,805,339   $38,646,063    $ 97,184,932   $462,182,967
     $ 51,024,423   $  7,677,351    $ 12,746,565       $ 6,105,499     $  8,492,891   $ 7,566,690              --   $ 11,860,408
     $  8,543,729   $  7,296,446    $  7,208,420       $ 6,465,916     $  8,356,216   $ 7,490,882    $  8,390,823   $  8,192,950
       17,473,222     18,470,074       6,614,389         2,219,897       12,988,259     5,044,697       9,620,619    462,182,967
        3,941,090        847,868         941,349           765,615          884,228       988,397              --     11,860,408
          660,275        805,841         531,957           810,187          869,993       978,576         830,673      8,192,950
           $13.00          $9.07          $14.28             $8.31            $9.61         $7.66          $10.10          $1.00
           $12.95          $9.05          $13.54             $7.97            $9.60         $7.66              --          $1.00
           $12.94          $9.05          $13.55             $7.98            $9.60         $7.65          $10.10          $1.00
           $13.61          $9.50          $14.95             $8.70           $10.06         $8.02          $10.58          N/A**

-   The Park Avenue Portfolio
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                                THE GUARDIAN   THE GUARDIAN
                                                               THE GUARDIAN     PARK AVENUE       ASSET
                                                                PARK AVENUE      SMALL CAP      ALLOCATION
                                                                   FUND             FUND           FUND
                                                              ---------------------------------------------
INVESTMENT INCOME
     Dividends..............................................  $    13,760,441   $    517,468   $  2,976,839
     Interest...............................................       10,554,737      1,166,681      7,096,173
     Less: Foreign tax withheld.............................          (93,782)        (1,130)            --
                                                              ---------------------------------------------
           Total Income.....................................       24,221,396      1,683,019     10,073,012
                                                              ---------------------------------------------
  EXPENSES:
     Investment advisory fees -- Note 2.....................       18,974,649      1,335,140      1,844,090
     Administrative fees -- Class A -- Note 2...............        6,256,460        372,653        584,775
     Administrative fees -- Class B -- Note 2...............        1,315,043         64,828        116,322
     Administrative fees -- Class C -- Note 2...............            4,586          7,620          8,168
     12b-1 fees -- Class B -- Note 3........................        3,945,128        194,484        348,967
     12b-1 fees -- Class C -- Note 3........................           13,758         22,860         24,504
     Transfer agent fees -- Class A.........................        2,088,193        150,968        189,426
     Transfer agent fees -- Class B.........................          694,642         55,731         64,335
     Transfer agent fees -- Class C.........................           11,000          9,333          9,313
     Printing expense.......................................          843,395         36,748         61,348
     Custodian fees.........................................          421,669        115,804         44,689
     Registration fees......................................          100,000         66,705         77,898
     Legal fees.............................................           42,000          1,500          2,000
     Loan commitment fees -- Note 10........................           28,877          1,217          1,729
     Audit fees.............................................           25,437         19,581         19,548
     Trustees' fees -- Note 2...............................           19,000         19,000         19,000
     Insurance expense......................................            9,541            339            633
     Other..................................................              700            700            700
     Deferred organization expense -- Note 8................               --          9,073             --
     Interest expense on reverse repurchase agreements......               --             --             --
                                                              ---------------------------------------------
           Total Expenses before Reimbursement and Custody
            credits.........................................       34,794,078      2,484,284      3,417,445
     Less: Expenses assumed by investment adviser -- Note
       2....................................................               --             --     (1,688,181)
           Custody credits -- Note 1........................               --             --             --
                                                              ---------------------------------------------
           Expenses Net of Reimbursement and Custody
            credits.........................................       34,794,078      2,484,284      1,729,264
                                                              ---------------------------------------------
  NET INVESTMENT INCOME/(LOSS)..............................      (10,572,682)      (801,265)     8,343,748
                                                              ---------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES -- NOTE 4
     Net realized gain/(loss) on investments -- Note 1......      374,481,390      7,988,841     15,620,072
     Net realized gains received from underlying funds......               --             --     14,939,531
     Foreign capital gains tax..............................               --             --             --
     Net realized loss on foreign currency related
       transactions -- Note 1...............................               --             --             --
     Net change in unrealized appreciation/(depreciation) on
       investments -- Note 4................................   (1,067,537,796)   (16,441,214)   (37,001,266)
     Net change in unrealized depreciation from translation
       of other assets and liabilities denominated in
       foreign currencies -- Note 4.........................               --             --             --
                                                              ---------------------------------------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES.................................     (693,056,406)    (8,452,373)    (6,441,663)
                                                              ---------------------------------------------
       NET INCREASE/(DECREASE) IN NET ASSETS
          FROM OPERATIONS...................................  $  (703,629,088)  $ (9,253,638)  $  1,902,085
                                                              =============================================

See notes to financial statements.

     THE GUARDIAN    THE GUARDIAN      THE GUARDIAN     THE GUARDIAN   THE GUARDIAN                  THE GUARDIAN
       S&P 500      BAILLIE GIFFORD   BAILLIE GIFFORD    INVESTMENT     HIGH YIELD    THE GUARDIAN       CASH
        INDEX        INTERNATIONAL       EMERGING         QUALITY          BOND        TAX-EXEMPT     MANAGEMENT
         FUND            FUND          MARKETS FUND      BOND FUND         FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------
     $  1,014,391    $  1,715,679      $    443,149     $        --    $        --    $        --    $        --
           27,784         223,703            97,995       9,970,064      5,548,699      5,312,420     25,478,465
           (5,211)       (233,274)          (39,818)             --             --             --             --
-----------------------------------------------------------------------------------------------------------------
        1,036,964       1,706,108           501,326       9,970,064      5,548,699      5,312,420     25,478,465
-----------------------------------------------------------------------------------------------------------------
          209,870       1,178,930           385,549         685,373        335,385        503,014      1,983,342
          192,977         323,820            78,438         326,568        119,566        243,480        957,656
            8,476          37,117            10,771           8,131         12,492             --         26,016
            8,417           7,534             7,233           8,096          7,741          8,081          8,054
           25,428         111,350            32,314          24,394         37,476             --         78,047
           25,250          22,603            21,698          24,288         23,221         24,244         24,163
            9,234         132,898            43,220          61,714         34,320         35,660        360,552
            9,177          47,743            34,716           9,331         33,759             --         19,566
            9,173           9,368             9,310           9,303          9,301          9,299          4,191
           13,500          28,552             5,406          28,304         11,160         20,150         75,230
           74,240         304,303           170,212          80,006         58,704         70,399        100,324
           73,000          61,645            98,113          41,909         55,552         34,009         85,557
            1,000           2,000             2,000           1,600          2,000          1,500          2,100
              747           1,149               292             980            435            760          2,959
           19,500          24,078            24,020          19,567         23,528         19,549         18,692
            9,500          19,000            19,000          19,000         19,000         19,000         19,000
               60             348                69             389            155            250            865
              700             700               700             700            700            700            700
               --              --             5,344              --             --             --             --
               --              --                --             945             --             --             --
-----------------------------------------------------------------------------------------------------------------
          690,249       2,313,138           948,405       1,350,598        784,495        990,095      3,767,014
         (194,648)             --                --        (134,576)      (241,692)       (82,165)      (332,373)
               --              --                --              --             --        (27,753)            --
-----------------------------------------------------------------------------------------------------------------
          495,601       2,313,138           948,405       1,216,022        542,803        880,177      3,434,641
-----------------------------------------------------------------------------------------------------------------
          541,363        (607,030)         (447,079)      8,754,042      5,005,896      4,432,243     22,043,824
-----------------------------------------------------------------------------------------------------------------
           65,671      22,374,277         3,523,181      (2,896,393)    (3,033,797)      (456,464)            --
               --              --                --              --             --             --             --
               --          (8,887)          (15,251)             --             --             --             --
               --        (699,632)          (62,515)             --             --             --             --
      (18,672,156)    (56,125,464)      (13,399,254)      6,906,330     (5,732,512)     7,792,755             --
               --          10,853             3,275              --             --             --             --
-----------------------------------------------------------------------------------------------------------------
      (18,606,485)    (34,448,853)       (9,950,564)      4,009,937     (8,766,309)     7,336,291             --
-----------------------------------------------------------------------------------------------------------------
     $(18,065,122)   $(35,055,883)     $(10,397,643)    $12,763,979    $(3,760,413)   $11,768,534    $22,043,824
=================================================================================================================

-   The Park Avenue Portfolio
-------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------

                                                                                              THE GUARDIAN
                                                              THE GUARDIAN                     PARK AVENUE
                                                            PARK AVENUE FUND                 SMALL CAP FUND
                                                    --------------------------------   ---------------------------

                                                        YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                         2000              1999            2000           1999
                                                    --------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income/(loss)..................   $   (10,572,682)  $    4,244,467   $   (801,265)  $   (720,677)
   Net realized gain/(loss) on investments and
     foreign currency related transactions.......       374,481,390      507,876,945      7,988,841      5,066,646
   Net change in unrealized
     appreciation/(depreciation) of investments
     and foreign currency related transactions...    (1,067,537,796)     419,284,130    (16,441,214)    30,726,523
                                                    --------------------------------------------------------------
     NET INCREASE/(DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.................      (703,629,088)     931,405,542     (9,253,638)    35,072,492
                                                    --------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income
     Class A.....................................          (153,407)      (4,338,070)            --             --
     Class B.....................................                --               --             --             --
     Class C.....................................                --               --             --             --
   In excess of net investment income
     Class A.....................................                --               --             --             --
   Tax return of capital
     Class A.....................................                --               --             --             --
     Class B.....................................                --               --             --             --
     Class C.....................................                --               --             --             --
   Net realized gain on investments and foreign
     currency related transactions
     Class A.....................................      (423,201,940)    (389,011,284)    (1,160,484)            --
     Class B.....................................       (71,903,802)     (59,152,111)      (201,952)            --
     Class C.....................................          (971,671)              --        (56,165)            --
                                                    --------------------------------------------------------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS TO
       SHAREHOLDERS..............................      (496,230,820)    (452,501,465)    (1,418,601)            --
                                                    --------------------------------------------------------------
 FROM CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from
     capital share transactions -- Note 9........       385,861,074      (16,675,323)    51,242,179    (43,257,893)
                                                    --------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS...........      (813,998,834)     462,228,754     40,569,940     (8,185,401)
NET ASSETS:
Beginning of year................................     3,842,485,476    3,380,256,722    141,461,735    149,647,136
                                                    --------------------------------------------------------------
End of year*.....................................   $ 3,028,486,642   $3,842,485,476   $182,031,675   $141,461,735
                                                    ==============================================================
+ Commencement of operations
* Includes undistributed/(overdistributed) net
 investment income of............................   $            --   $      269,418   $         --   $         --

                                                                                  THE GUARDIAN
                                                          THE GUARDIAN              S&P 500
                                                      ASSET ALLOCATION FUND        INDEX FUND
                                                   ---------------------------   --------------
                                                                                  PERIOD FROM
                                                                                 JULY 25, 2000+
                                                                                       TO
                                                     YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                                       2000           1999            2000
                                                   --------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income/(loss)..................  $  8,343,748   $  5,773,614    $    541,363
   Net realized gain/(loss) on investments and
     foreign currency related transactions.......    30,559,603     33,936,679          65,671
   Net change in unrealized
     appreciation/(depreciation) of investments
     and foreign currency related transactions...   (37,001,266)    (8,797,339)    (18,672,156)
                                                   --------------------------------------------
     NET INCREASE/(DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.................     1,902,085     30,912,954     (18,065,122)
                                                   --------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income
     Class A.....................................    (7,027,208)    (5,299,394)       (498,455)
     Class B.....................................    (1,117,215)      (580,691)             --
     Class C.....................................      (136,470)            --              --
   In excess of net investment income
     Class A.....................................            --             --              --
   Tax return of capital
     Class A.....................................            --             --              --
     Class B.....................................            --             --              --
     Class C.....................................            --             --              --
   Net realized gain on investments and foreign
     currency related transactions
     Class A.....................................   (23,523,297)   (20,934,692)        (79,085)
     Class B.....................................    (4,934,210)    (3,659,166)         (3,590)
     Class C.....................................      (544,223)            --          (3,446)
                                                   --------------------------------------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS TO
       SHAREHOLDERS..............................   (37,282,623)   (30,473,943)       (584,576)
                                                   --------------------------------------------
 FROM CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from
     capital share transactions -- Note 9........    54,231,006     45,134,030     201,110,665
                                                   --------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS...........    18,850,468     45,573,041     182,460,967
NET ASSETS:
Beginning of year................................   267,945,267    222,372,226              --
                                                   --------------------------------------------
End of year*.....................................  $286,795,735   $267,945,267    $182,460,967
                                                   ============================================
+ Commencement of operations
* Includes undistributed/(overdistributed) net
 investment income of............................  $     91,779   $     28,923    $     42,908

See notes to financial statements.

                                         THE GUARDIAN
           THE GUARDIAN                BAILLIE GIFFORD                THE GUARDIAN                 THE GUARDIAN
          BAILLIE GIFFORD                  EMERGING                INVESTMENT QUALITY               HIGH YIELD
        INTERNATIONAL FUND               MARKETS FUND                   BOND FUND                    BOND FUND
    ---------------------------   --------------------------   ---------------------------   -------------------------
      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
        2000           1999           2000          1999           2000           1999          2000          1999
----------------------------------------------------------------------------------------------------------------------
    $   (607,030)  $   (150,787)  $   (447,079)  $  (280,547)  $  8,754,042   $  7,775,287   $ 5,005,896   $ 4,662,120
      21,665,758     11,938,996      3,445,415       610,059     (2,896,393)    (3,529,769)   (3,033,797)   (4,204,560)
     (56,114,611)    33,878,441    (13,395,979)   13,245,453      6,906,330     (5,753,145)   (5,732,512)     (825,578)
----------------------------------------------------------------------------------------------------------------------
     (35,055,883)    45,666,650    (10,397,643)   13,574,965     12,763,979     (1,507,627)   (3,760,413)     (368,018)
----------------------------------------------------------------------------------------------------------------------
              --             --       (747,960)     (513,333)    (8,378,889)    (7,775,287)   (4,317,009)   (4,448,296)
              --             --             --            --       (188,008)            --      (418,247)     (213,824)
              --             --             --            --       (187,145)            --      (270,640)           --
              --       (201,240)            --            --             --             --            --            --
      (1,333,514)            --             --            --             --             --            --            --
        (181,354)            --             --            --             --             --            --            --
        (100,057)            --             --            --             --             --            --            --
     (18,668,877)   (10,007,897)            --            --             --       (429,333)           --       (87,896)
      (2,522,061)    (1,105,637)            --            --             --             --            --        (4,673)
      (1,326,325)            --             --            --             --             --            --            --
----------------------------------------------------------------------------------------------------------------------
     (24,132,188)   (11,314,774)      (747,960)     (513,333)    (8,754,042)    (8,204,620)   (5,005,896)   (4,754,689)
----------------------------------------------------------------------------------------------------------------------
       9,274,975     25,910,582      6,896,599     4,489,021     (2,016,523)     7,174,645     5,108,248     8,713,802
----------------------------------------------------------------------------------------------------------------------
     (49,913,096)    60,262,458     (4,249,004)   17,550,653      1,993,414     (2,537,602)   (3,658,061)    3,591,095
     164,350,016    104,087,558     35,259,494    17,708,841    139,661,032    142,198,634    57,361,696    53,770,601
----------------------------------------------------------------------------------------------------------------------
    $114,436,920   $164,350,016   $ 31,010,490   $35,259,494   $141,654,446   $139,661,032   $53,703,635   $57,361,696
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    $   (234,806)  $   (367,315)  $   (491,247)  $  (893,619)  $         --   $         --   $        --   $        --


                                          THE GUARDIAN
            THE GUARDIAN                 CASH MANAGEMENT
           TAX-EXEMPT FUND                    FUND
     ---------------------------   ---------------------------
       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
         2000           1999           2000           1999
---  ---------------------------------------------------------
     $  4,432,243   $  3,685,695   $ 22,043,824   $ 13,420,619
         (456,464)    (1,812,077)            --             --
        7,792,755     (5,196,861)            --             --
----------------------------------------------------------------------------------------------------------------------
       11,768,534     (3,323,243)    22,043,824     13,420,619
----------------------------------------------------------------------------------------------------------------------
       (4,315,376)    (3,685,695)   (21,335,025)   (12,862,588)
               --             --       (545,815)      (558,031)
         (116,867)            --       (162,984)            --
               --             --             --             --
               --             --             --             --
               --             --             --             --
               --             --             --             --
               --        (41,921)            --             --
               --             --             --             --
               --             --             --             --
----------------------------------------------------------------------------------------------------------------------
       (4,432,243)    (3,727,616)   (22,043,824)   (13,420,619)
----------------------------------------------------------------------------------------------------------------------
          331,636     34,238,559     78,347,971    165,461,754
----------------------------------------------------------------------------------------------------------------------
        7,667,927     27,187,700     78,347,971    165,461,754
       97,907,828     70,720,128    403,888,354    238,426,600
----------------------------------------------------------------------------------------------------------------------
     $105,575,755   $ 97,907,828   $482,236,325   $403,888,354
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     $         --   $         --   $         --   $         --

NOTES TO

FINANCIAL STATEMENTS

December 31, 2000

The Park Avenue Portfolio

-   The Guardian Park Avenue Fund
-   The Guardian Park Avenue Small Cap Fund
-   The Guardian Asset Allocation Fund
-   The Guardian S&P 500 Index Fund
-   The Guardian Baillie Gifford International Fund
-   The Guardian Baillie Gifford Emerging Markets Fund
-   The Guardian Investment Quality Bond Fund
-   The Guardian High Yield Bond Fund
-   The Guardian Tax-Exempt Fund
-   The Guardian Cash Management Fund

NOTE 1.  ORGANIZATION AND ACCOUNTING POLICIES

     The Park Avenue Portfolio (the Portfolio) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Portfolio consists of ten series, namely: The Guardian Park Avenue Fund (GPAF); The Guardian Park Avenue Small Cap Fund (GPASCF); The Guardian Asset Allocation Fund (GAAF); The Guardian S&P 500 Index Fund (GSP500F); The Guardian Baillie Gifford International Fund (GBGIF); The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF); The Guardian Investment Quality Bond Fund (GIQBF); The Guardian High Yield Bond Fund (GHYBF); The Guardian Tax-Exempt Fund (GTEF); and The Guardian Cash Management Fund (GCMF). The series are collectively referred to herein as the "Funds".

     On July 25, 2000, GSP500F sold 18,096,934 Class A Shares and 800,000 each of Class B Shares and Class C Shares of beneficial interest to The Guardian Life Insurance Company of America (Guardian Life) for $180,969,341 and $8,000,000, respectively to facilitate the commencement of operations.

     On August 7, 2000, the Funds except for GSP500F began to offer Class C shares. To facilitate the commencement of operations of Class C shares, Guardian Life redeemed Class A shares of beneficial interest in GPASCF, GAAF, GBGIF, GBGEMF, GIQBF, GHYBF and GTEF for investment in Class C shares of beneficial interest in the Funds, excluding GSP500F.

     The Funds offer up to four classes of shares: Class A, Class B, Class C and the Institutional Class. Each of the Funds offers Class A shares. All shares existing prior to May 1, 1996, were classified as Class A shares. Class A shares are sold with an initial sales load of up to 4.50% and an administrative fee of up to .25% on an annual basis of the Funds' average daily net assets. As of December 31, 2000, Class B shares are offered by GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF, GHYBF and GCMF. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of up to .25% on an annual basis of the Funds' average daily net assets, and a contingent deferred sales load (CDSL) of up to 3% imposed on certain redemptions. As of December 31, 2000, each of the Funds offered Class C shares. Class C shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of up to .25% on an annual basis of the Funds' average daily net assets, and a CDSL of up to 1% imposed on certain redemptions. As of December 31, 2000, Institutional Class shares are offered by GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF and GHYBF. None of the Funds had issued Institutional Class shares. Institutional Class shares are offered at net asset value, without an initial or contingent deferred sales load. All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     Equity and debt securities listed on domestic or foreign securities exchanges are valued at the last sales price of such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Pursuant to valuation procedures approved by the Board of Trustees, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price, except for GTEF. In GTEF, debt securities are valued at the mean between the bid and asked prices obtained by the Service. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.

     Repurchase agreements are carried at cost which approximates market value (see Note 5). Short-term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCMF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 2000, distribution, administrative and transfer agent fees were the only class-specific expenses.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds do not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Foreign Currency Translation

     GPAF, GPASCF, GAAF, GBGIF, GBGEMF, GIQBF and GHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currencies. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency as of December 31, 2000 are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities in foreign currencies based on the applicable exchange rate in effect at the end of period.

Forward Foreign Currency Contracts

     GPAF, GPASCF, GAAF, GBGIF, GBGEMF, GIQBF and GHYBF may enter into foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from an unanticipated movement in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When a forward contract is closed, the Fund will record a realized gain or loss equal to the difference between the value of the forward contract at the time it was opened and the value at the time it was closed. Such amount is recorded in net realized gain or loss on foreign currencies. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GAAF, GSP500F, GBGIF, GBGEMF, GIQBF, GHYBF and GTEF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividends and Distributions to Shareholders

     Dividends from net investment income are declared and accrued daily and are paid monthly for GIQBF, GHYBF and GTEF, and declared and paid semi-annually for GPAF, GPASCF, GAAF, GSP500F, GBGIF and GBGEMF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Dividends from GCMF's net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month.

     All dividends and distributions to shareholders are recorded on the ex-dividend date. Such distributions are determined in accordance with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     Each Fund qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

     Withholding taxes on foreign interest, dividends and capital gains in GBGIF and GBGEMF have been provided for in accordance with the applicable country's tax rules and rates.

     At December 31, 2000, for federal income tax purposes, the following Funds have net capital losses carryforward of:

                                     EXPIRATION
                         AMOUNT         DATE
                       -----------   ----------
GPASCF                 $11,001,397      2006
GBGEMF                   2,167,349      2006
GIQBF                    3,146,501      2007
GIQBF                    2,891,274      2008
GHYBF                    3,924,007      2007
GHYBF                    3,128,645      2008
GTEF                     1,462,615      2007
GTEF                       796,327      2008

Expense Reductions

     GTEF has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, GTEF's custodian fees were reduced by $27,753 under this arrangement.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

     During the year ended December 31, 2000, certain Funds reclassified amounts to paid-in capital from undistributed/(overdistributed) net investment income and accumulated net realized gain/(loss) on investment and foreign currency related transactions. Increases/(decreases) to the various capital accounts were as follows:

                                                            ACCUMULATED
                                                            NET REALIZED
                                                           GAIN/(LOSS) ON
                                       UNDISTRIBUTED/       INVESTMENTS
                                      (OVERDISTRIBUTED)     AND FOREIGN
                         PAID-IN       NET INVESTMENT     CURRENCY RELATED
                         CAPITAL           INCOME           TRANSACTIONS
                       ------------   -----------------   ----------------
GPAF                   $(10,681,569)     $10,456,671        $   224,898
GPASCF                     (801,265)         801,265                 --
GBGIF                      (832,694)         739,539             93,155
GBGEMF                     (459,123)       1,597,411         (1,138,288)

NOTE 2.  INVESTMENT ADVISORY AGREEMENTS AND
          PAYMENTS TO RELATED PARTIES

     GISC provides investment advisory services to each of the Funds (except GBGIF and GBGEMF) under an investment advisory agreement. Fees for investment advisory services are at an annual rate of .50% of the average daily net assets of each Fund, except for GPASCF, GSP500F and GHYBF, which pay GISC an annual rate of .75%, .25% and .60%, respectively, of their average daily net assets.

     As of December 31, 2000, GISC voluntarily assumed a portion of the ordinary operating expenses (excluding interest expense associated with reverse repurchase agreements and securities lending) that exceeded a percentage of the average daily net assets of the respective funds, by class, as follows:

 FUND    CLASS A   CLASS B   CLASS C
 ----    -------   -------   -------
GSP500F   .53%      1.28%     1.28%
GIQBF     .85%      1.60%     1.60%
GHYBF     .85%      1.74%     1.60%
GTEF      .85%        N/A     1.60%
GCMF      .85%      1.14%     1.60%

     As of December 31, 2000, GISC voluntarily assumed a portion of the fund's expenses based on it's average daily net assets as follows:

--------------------------------------------------------
                        GSP500F
--------------------------------------------------------
                          CLASS A*   CLASS B*   CLASS C*
                          --------   --------   --------
Ordinary Operating
  Expenses                  .21%       .21%       .21%
12b-1 Fees                    --       .26%       .26%
                            ----       ----       ----
                            .21%       .47%       .47%
                            ====       ====       ====

--------------------------------------------------------
                         GIQBF
--------------------------------------------------------
                           CLASS A   CLASS B*   CLASS C*
                           -------   --------   --------
Ordinary Operating
  Expenses                  .09%       .09%       .09%
12b-1 Fees                    --       .25%       .25%
                            ----       ----       ----
                            .09%       .34%       .34%
                            ====       ====       ====

--------------------------------------------------------
                         GHYBF
--------------------------------------------------------
                            CLASS A   CLASS B   CLASS C*
                            -------   -------   --------
Ordinary Operating
  Expenses                   .38%      .38%       .38%
12b-1 Fees                     --      .39%       .25%
                             ----      ----       ----
                             .38%      .77%       .63%
                             ====      ====       ====

-----------------------------------------------------
                        GTEF
-----------------------------------------------------
                                   CLASS A   CLASS C*
                                   -------   --------
Ordinary Operating Expenses         .07%       .07%
12b-1 Fees                            --       .24%
                                    ----       ----
                                    .07%       .31%
                                    ====       ====

--------------------------------------------------------
                          GCMF
--------------------------------------------------------
                            CLASS A   CLASS B   CLASS C*
                            -------   -------   --------
Administrative Fees          .07%      .07%       .07%
12b-1 Fees                     --      .56%       .06%
                             ----      ----       ----
                             .07%      .63%       .13%
                             ====      ====       ====
* Annualized.

     For the year ended December 31, 2000 GISC voluntarily assumed $194,648, $134,576, $241,692, $82,165 and $332,373 of the ordinary operating expenses of GSP500F, GIQBF, GHYBF, GTEF and GCMF, respectively.

     The GAAF is subject to a contractual annual advisory fee of .65% of its average daily net assets. However, GISC has agreed to a waiver of .15% of GAAF's annual advisory fee when GAAF is operated as a "fund of funds" so that GAAF's effective advisory fee is .50% of its average daily net assets. There are no duplicate advisory and administrative service fees charged to GAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory and administrative fees are paid at the underlying Fund level.

     The Portfolio, on behalf of GBGIF and GBGEMF, has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation formed through a joint venture between The Guardian Insurance & Annuity Company, Inc. (GIAC) and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of GBGIF and GBGEMF's portfolio, subject to the supervision of the Portfolio's Board of Trustees. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of GBGIF and GBGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBGIF and GBGEMF pay GBG annual investment management fees of .80% and 1.00%, respectively, of their respective average daily net assets. One half of these fees is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to GBGIF or GBGEMF.

     Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 per Fund for each meeting of the Board of Trustees. An annual fee of $1,000 per Fund is also paid to each such Trustee during such period. GISC pays compensation to the Trustees who are interested persons. Certain officers and Trustees of the Funds are affiliated with GISC.

     GAAF received $13,806,917 in dividends from other Guardian mutual funds.

     The retail broker/dealer operation of GISC was assumed by Park Avenue Securities LLC (PAS) on May 3, 1999. PAS is a wholly-owned subsidiary of GIAC and an affiliate of GISC. For the year ended December 31, 2000, PAS received $2,763,903 for brokerage commissions from the Portfolio.

Administrative Services Agreement

     Pursuant to the Administrative Services Agreement adopted by the Funds on behalf of the Class A, Class B and Class C shares, each of the Funds, except GPAF, pays GISC an administrative service fee at an annual rate of up to .25% of its average daily net assets. GPAF pays this fee at an annual rate of up to .25% of the average daily net assets for which a "dealer of record" has been designated. For the year ended December 31, 2000, GPAF Class A shares paid an annualized rate of .19% of its average daily net assets under the Administrative Services Agreement.

NOTE 3.  UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Portfolio has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Funds.

     For the year ended December 31, 2000, aggregate front-end sales charges for the sale of Class A shares paid to GISC were as follows:

 FUND   COMMISSIONS    FUND    COMMISSIONS
 ----   -----------    ----    -----------
GPAF     $216,524     GBGEMF     $1,377
GPASCF     15,226     GIQBF       1,217
GAAF       31,402     GHYBF         307
GSP500F        45     GTEF        8,186
GBGIF       7,087

     Under Distribution Plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), each multiple class fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B and Class C shares as compensation for distribution-related services provided to the Class B and Class C shares of those Funds.

     GISC is entitled to retain any CDSL imposed on certain Class B and Class C share redemptions. For the year ended December 31, 2000, GISC received CDSL charges on Class B, only, as follows:

                  FUND                    CLASS B
                  ----                    --------
GPAF....................................  $721,929
GPASCF..................................    59,272
GAAF....................................    62,291
GBGIF...................................    13,333
GBGEMF..................................     2,144
GHYBF...................................     5,824
GCMF....................................    45,282

NOTE 4.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2000 were as follows:

--------------------------------------------------------
                                 GPAF             GPASCF
--------------------------------------------------------
Purchases              $3,877,813,948       $234,946,863
Proceeds                3,944,443,597        199,277,969
--------------------------------------------------------
                                 GAAF            GSP500F
--------------------------------------------------------
Purchases              $   17,886,438       $207,670,519
Proceeds                   20,000,000          8,217,424
--------------------------------------------------------
                                GBGIF             GBGEMF
--------------------------------------------------------
Purchases              $  108,406,058       $ 41,792,161
Proceeds                  124,339,106         35,877,657
--------------------------------------------------------
                                GIQBF              GHYBF
--------------------------------------------------------
Purchases              $  456,039,685       $ 88,631,423
Proceeds                  458,922,447         83,601,572
--------------------------------------------------------
                                 GTEF
--------------------------------------------------------
Purchases              $  124,102,177
Proceeds                  123,122,299
--------------------------------------------------------

     The cost of investments owned at December 31, 2000 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Funds. The gross unrealized appreciation and depreciation of investments excluding foreign currency at December 31, 2000, were as follows:

                                  GPAF               GPASCF
                                  ----               ------
Appreciation                  $ 586,643,076       $ 41,439,122
(Depreciation)                 (269,886,470)       (10,259,416)
                              -------------       ------------
NET UNREALIZED
  APPRECIATION                $ 316,756,606       $ 31,179,706
                              =============       ============

                                  GAAF              GSP500F
                                  ----              -------
Appreciation                  $     611,771       $ 18,584,547
(Depreciation)                  (20,990,144)       (37,256,703)
                              -------------       ------------
NET UNREALIZED
  DEPRECIATION                $ (20,378,373)      $(18,672,156)
                              =============       ============

                                  GBGIF              GBGEMF
                                  -----              ------
Appreciation                  $  10,805,871       $  2,611,352
(Depreciation)                   (8,843,515)        (5,449,017)
                              -------------       ------------
NET UNREALIZED
  APPRECIATION/
  (DEPRECIATION)              $   1,962,356       $ (2,837,665)
                              =============       ============

                                  GIQBF              GHYBF
                                  -----              -----
Appreciation                  $   3,762,382       $    602,277
(Depreciation)                   (1,507,276)        (6,881,127)
                              -------------       ------------
NET UNREALIZED
  APPRECIATION/
  (DEPRECIATION)              $   2,255,106       $ (6,278,850)
                              =============       ============

                                  GTEF
                                  ----
Appreciation                  $   4,432,855
(Depreciation)                      (40,306)
                              -------------
NET UNREALIZED
  APPRECIATION                $   4,392,549
                              =============

NOTE 5.  REPURCHASE AGREEMENTS

     The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund.

NOTE 6.  REVERSE REPURCHASE AGREEMENTS

     GAAF, GIQBF and GHYBF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GAAF, GIQBF and GHYBF enter into a reverse repurchase agreement, the funds establish and maintain cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily in a segregated account with the Funds' custodian. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GAAF, GIQBF and GHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

     Information regarding transactions by GIQBF under reverse repurchase agreements is as follows:

                                              MARKET
FACE VALUE                                    VALUE
----------                                    ------
$3,210,000  Reverse Repurchase
            Agreement with Lehman
            Brothers, 6.68% dated
            12/29/2000, to be
            repurchased at $3,210,624
            on 1/2/2001..............       $3,210,000
            Average amount
            outstanding during the
            year.....................       $3,000,000
            Weighted average interest
            during the year..........            2.06%

NOTE 7.  DOLLAR ROLL TRANSACTIONS

     GAAF, GIQBF and GHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages.

NOTE 8.  DEFERRED ORGANIZATION AND INITIAL
          OFFERING EXPENSES

     GPASCF and GBGEMF incurred $45,392 and $26,758, respectively, in connection with their organization and registration. Such expenses were advanced by GISC and were repaid by GPASCF and GBGEMF. Organization and initial offering expenses have been deferred and are being amortized on a straight-line method over a five-year period, beginning with the commencement of operations of the Funds.

NOTE 9.  SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into four classes, designated as Class A, Class B, Class C and Institutional Class shares. As of December 31, 2000: (i) GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF and GHYBF offered all four classes;
(ii) GTEF offered Class A and Class C shares; and (iii) GCMF offered Class A, Class B, and Class C shares. Through December 31, 2000, no Institutional Class shares of the Funds were sold.

     Transactions in shares of beneficial interest were as follows:

- THE GUARDIAN PARK AVENUE FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                     18,049,325          27,359,054    $ 1,059,936,600     $ 1,374,220,548
Shares issued in reinvestment of
  dividends and distributions                    9,115,003           6,674,168        407,425,150         378,300,756
Shares repurchased                             (20,409,922)        (35,553,998)    (1,193,361,711)     (1,831,479,707)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                          6,754,406          (1,520,776)   $   274,000,039     $   (78,958,403)
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                      1,616,902           1,278,710    $    92,936,935     $    68,200,561
Shares issued in reinvestment of
  distributions                                  1,571,121           1,003,393         68,335,853          56,213,737
Shares repurchased                              (1,099,956)         (1,161,774)       (59,981,804)        (62,131,218)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                     2,088,067           1,120,329    $   101,290,984     $    62,283,080
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        183,817                        $     9,696,418
Shares issued in reinvestment of
  distributions                                     24,660                                971,347
Shares repurchased                                  (2,188)                               (97,714)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       206,289                        $    10,570,051
---------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

- THE GUARDIAN PARK AVENUE SMALL CAP FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                      3,660,863           9,334,822    $    69,834,930     $   112,958,085
Shares issued in reinvestment of
  distributions                                     69,955                  --          1,131,298                  --
Shares repurchased                              (1,679,978)        (12,484,685)       (31,871,242)       (150,938,419)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                          2,050,840          (3,149,863)   $    39,094,986     $   (37,980,334)
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                        419,290             245,785    $     7,659,896     $     2,980,267
Shares issued in reinvestment of
  distributions                                     12,441                  --            194,695                  --
Shares repurchased                                (222,863)           (684,909)        (3,988,416)         (8,257,826)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                            208,868            (439,124)   $     3,866,175     $    (5,277,559)
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        425,713                        $     8,227,411
Shares issued in reinvestment of
  distributions                                      3,586                                 56,117
Shares repurchased                                    (163)                                (2,510)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       429,136                        $     8,281,018
---------------------------------------------------------------------------------------------------------------------

- THE GUARDIAN ASSET ALLOCATION FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                      3,721,622           3,070,497    $    55,204,551     $    45,774,621
Shares issued in reinvestment of
  dividends and distributions                    2,202,039           1,758,874         29,726,992          25,604,469
Shares repurchased                              (3,816,576)         (2,645,945)       (56,603,009)        (39,623,504)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                     2,107,085           2,183,426    $    28,328,534     $    31,755,586
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                      1,103,071             916,121    $    16,071,499     $    13,578,716
Shares issued in reinvestment of
  dividends and distributions                      440,864             284,971          5,907,846           4,133,852
Shares repurchased                                (381,591)           (292,746)        (5,648,865)         (4,334,124)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                     1,162,344             908,346    $    16,330,480     $    13,378,444
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        607,229                        $     8,893,526
Shares issued in reinvestment of
  dividends and distributions                       53,046                                678,466
Shares repurchased                                      --                                     --
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       660,275                        $     9,571,992
---------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

- THE GUARDIAN S&P 500 INDEX FUND

                                              Period from                           Period from
                                           July 25, 2000+ to                     July 25, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                     18,405,635                        $   184,032,175
Shares issued in reinvestment of
  dividends and distributions                       64,439                                577,374
Shares repurchased                                      --                                     --
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                    18,470,074                        $   184,609,549
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                        858,017                        $     8,538,873
Shares issued in reinvestment of
  distributions                                        398                                  3,560
Shares repurchased                                 (10,547)                               (95,325)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       847,868                        $     8,447,108
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        805,456                        $     8,050,562
Shares issued in reinvestment of
  distributions                                        385                                  3,446
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       805,841                        $     8,054,008
---------------------------------------------------------------------------------------------------------------------

- THE GUARDIAN BAILLIE GIFFORD INTERNATIONAL FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                     18,494,648          10,792,462    $   363,429,077     $   208,417,549
Shares issued in reinvestment of
  dividends and distributions                    1,112,154             390,401         15,963,156           8,440,016
Shares repurchased                             (19,358,205)         (9,917,221)      (383,690,513)       (193,358,852)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                            248,597           1,265,642    $    (4,298,280)    $    23,498,713
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                        196,523             144,386    $     3,983,081     $     2,718,309
Shares issued in reinvestment of
  distributions                                    191,743              51,780          2,605,015           1,086,611
Shares repurchased                                (138,020)            (73,575)        (2,597,836)         (1,393,051)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       250,246             122,591    $     3,990,260     $     2,411,869
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        426,347                        $     8,168,874
Shares issued in reinvestment of
  distributions                                    105,610                              1,414,121
Shares repurchased                                      --                                     --
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       531,957                        $     9,582,995
---------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

- THE GUARDIAN BAILLIE GIFFORD EMERGING MARKET FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                      1,274,376             622,404    $    13,484,624     $     5,323,565
Shares issued in reinvestment of
  dividends                                         67,297              47,790            744,979             509,438
Shares repurchased                              (2,081,883)           (165,063)       (20,855,403)         (1,387,933)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                           (740,210)            505,131    $    (6,625,800)    $     4,445,070
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                        566,926              21,447    $     5,683,709     $       156,313
Shares repurchased                                 (19,147)            (15,854)          (196,110)           (112,362)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       547,779               5,593    $     5,487,599     $        43,951
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        810,187                        $     8,034,800
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       810,187                        $     8,034,800
---------------------------------------------------------------------------------------------------------------------

- THE GUARDIAN INVESTMENT QUALITY BOND FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                      3,166,701           4,250,553    $    29,603,062     $    41,150,209
Shares issued in reinvestment of
  dividends and distributions                      874,530             829,339          8,192,849           7,947,256
Shares repurchased                              (6,021,241)         (4,344,851)       (56,322,831)        (41,922,820)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                         (1,980,010)            735,041    $   (18,526,920)    $     7,174,645
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                        866,964                        $     8,159,222
Shares issued in reinvestment of
  dividends                                         20,624                                195,339
Shares repurchased                                  (3,360)                               (31,860)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       884,228                        $     8,322,701
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        852,289                        $     8,020,059
Shares issued in reinvestment of
  dividends                                         19,751                                187,124
Shares repurchased                                  (2,047)                               (19,487)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       869,993                        $     8,187,696
---------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

- THE GUARDIAN HIGH YIELD BOND FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                        637,579             489,330    $     5,346,665     $     4,666,745
Shares issued in reinvestment of
  dividends and distributions                      513,471             484,538          4,292,752           4,519,035
Shares repurchased                              (2,139,699)           (154,332)       (18,152,370)         (1,441,812)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                           (988,649)            819,536    $    (8,512,953)    $     7,743,968
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                        620,767             174,457    $     5,261,447     $     1,661,360
Shares issued in reinvestment of
  dividends and distributions                       52,740              22,890            430,611             212,678
Shares repurchased                                 (39,913)            (95,074)          (341,498)           (904,204)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       633,594             102,273    $     5,350,560     $       969,834
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        944,510                        $     8,000,000
Shares issued in reinvestment of
  dividends                                         34,066                                270,641
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       978,576                        $     8,270,641
---------------------------------------------------------------------------------------------------------------------

- THE GUARDIAN TAX EXEMPT FUND

                                                Year Ended December 31,                Year Ended December 31,
                                                 2000                1999               2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                        321,162           3,625,744    $     3,141,145     $    36,147,415
Shares issued in reinvestment of
  dividends and distributions                      442,912             377,574          4,275,141           3,676,668
Shares repurchased                              (1,562,387)           (562,267)       (15,201,517)         (5,585,524)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                           (798,313)          3,441,051    $    (7,785,231)    $    34,238,559
---------------------------------------------------------------------------------------------------------------------

                                              Period from                           Period from
                                          August 7, 2000+ to                     August 7, 2000+ to
                                           December 31, 2000                     December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                        818,833                        $     8,000,000
Shares issued in reinvestment of
  dividends                                         11,840                                116,867
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       830,673                        $     8,116,867
---------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

- THE GUARDIAN CASH MANAGEMENT FUND

                                                                                       Year Ended December 31,
                                                                                        2000               1999
---------------------------------------------------------------------------------------------------------------------
                                                                                        Shares @ $1 per share
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                                                         1,654,252,913       1,842,678,716
Shares issued in reinvestment of
  dividends                                                                            20,243,054          12,156,055
Shares repurchased                                                                 (1,602,419,361)     (1,690,724,975)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                                                           72,076,606         164,109,796
---------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                                                            11,993,304          17,526,854
Shares issued in reinvestment of
  dividends                                                                               503,465             495,525
Shares repurchased                                                                    (14,418,354)        (16,670,421)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                (1,921,585)          1,351,958
---------------------------------------------------------------------------------------------------------------------

                                                                                             Period from
                                                                                          August 7, 2000+ to
                                                                                          December 31, 2000
---------------------------------------------------------------------------------------------------------------------
                                                                                        Shares @ $1 per share
---------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                                                                     8,067,486
Shares issued in reinvestment of
  dividends                                                                                       162,949
Shares repurchased                                                                                (37,485)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                                                                    8,192,950
---------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

NOTE 10.  LINE OF CREDIT

     A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with the State Street Bank and Trust Company and the Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus
 .50% calculated on a 360 day basis per annum. For the year ended December 31, 2000, none of the Funds borrowed against this line of credit.

     The Funds are obligated to pay State Street Bank and Trust Company and the Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

         FINANCIAL HIGHLIGHTS

 SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

                                                                                   NET REALIZED
                                                                                   & UNREALIZED
                                                                                  GAIN/(LOSS) ON
                                                                                   INVESTMENTS     INCREASE/
                                                         NET ASSET      NET        AND FOREIGN     (DECREASE)   DIVIDENDS
                                                          VALUE,     INVESTMENT      CURRENCY         FROM       FROM NET
                                                         BEGINNING    INCOME/        RELATED       INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)      TRANSACTIONS    OPERATIONS     INCOME
                                                         -----------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
       CLASS A:
         Year ended 12/31/2000.........................   $59.42       $(0.09)       $(10.57)       $(10.66)      $ 0.00++
         Year ended 12/31/1999.........................    51.88         0.13          15.04          15.17        (0.08)
         Year ended 12/31/1998.........................    46.12         0.35           9.38           9.73        (0.34)
         Year ended 12/31/1997.........................    37.91         0.40          12.61          13.01        (0.39)
         Year ended 12/31/1996.........................    33.97         0.42           8.41           8.83        (0.42)
       CLASS B:
         Year ended 12/31/2000.........................    58.57        (0.43)        (10.48)        (10.91)          --
         Year ended 12/31/1999.........................    51.59        (0.31)         14.84          14.53           --
         Year ended 12/31/1998.........................    46.02        (0.08)          9.28           9.20           --
         Year ended 12/31/1997.........................    37.90         0.00          12.54          12.54        (0.01)
         Period from 5/1/1996+ to 12/31/1996...........    36.26         0.05           6.10           6.15        (0.05)
       CLASS C:
         Period from 8/7/2000+ to 12/31/2000...........    58.01        (0.11)        (12.59)        (12.70)          --
THE GUARDIAN PARK AVENUE SMALL CAP FUND
       CLASS A:
         Year ended 12/31/2000.........................    17.48        (0.05)         (0.37)         (0.42)          --
         Year ended 12/31/1999.........................    12.80        (0.07)          4.75           4.68           --
         Year ended 12/31/1998.........................    13.77        (0.03)         (0.83)         (0.86)          --
         Period from 4/2/1997+ to 12/31/1997...........    10.00         0.00           3.91           3.91           --
       CLASS B:
         Year ended 12/31/2000.........................    17.06        (0.20)         (0.34)         (0.54)          --
         Year ended 12/31/1999.........................    12.61        (0.19)          4.64           4.45           --
         Year ended 12/31/1998.........................    13.67        (0.15)         (0.80)         (0.95)          --
         Period from 5/6/1997+ to 12/31/1997...........    10.57        (0.04)          3.28           3.24           --
       CLASS C:
         Period from 8/7/2000+ to 12/31/2000...........    19.37        (0.08)         (2.77)         (2.85)          --
THE GUARDIAN ASSET ALLOCATION FUND
       CLASS A:
         Year ended 12/31/2000.........................    14.77         0.45          (0.29)          0.16        (0.44)
         Year ended 12/31/1999.........................    14.78         0.37           1.47           1.84        (0.37)
         Year ended 12/31/1998.........................    14.05         0.39           2.31           2.70        (0.43)
         Year ended 12/31/1997.........................    12.96         0.34           2.77           3.11        (0.34)
         Year ended 12/31/1996.........................    12.19         0.23           1.96           2.19        (0.23)
       CLASS B:
         Year ended 12/31/2000.........................    14.72         0.32          (0.27)          0.05        (0.33)
         Year ended 12/31/1999.........................    14.73         0.23           1.47           1.70        (0.23)
         Year ended 12/31/1998.........................    14.00         0.24           2.31           2.55        (0.28)
         Year ended 12/31/1997.........................    12.92         0.17           2.77           2.94        (0.18)
         Period from 5/1/1996+ to 12/31/1996...........    12.61         0.04           1.50           1.54        (0.04)
       CLASS C:
         Period from 8/7/2000+ to 12/31/2000...........    14.72         0.15          (0.78)         (0.63)       (0.23)

 + Commencement of operations.
++ Rounds to less than $0.01.

                      DISTRIBUTIONS
                           FROM                                        RATIOS/ SUPPLEMENTAL DATA
                       NET REALIZED                           -------------------------------------------
     DISTRIBUTIONS       GAIN ON
       IN EXCESS       INVESTMENTS      NET ASSET               NET ASSETS,
        OF NET         AND FOREIGN       VALUE,                    END OF          EXPENSES      EXPENSES
      INVESTMENT     CURRENCY RELATED    END OF      TOTAL         PERIOD         TO AVERAGE      WAIVED
        INCOME         TRANSACTIONS      PERIOD     RETURN*   (000'S OMITTED)    NET ASSETS(b)   BY GISC
     ----------------------------------------------------------------------------------------------------
            --            $(7.58)        $41.18     (18.62)%     $2,589,059          0.79%           --
            --             (7.55)         59.42      30.25        3,334,722          0.77            --
            --             (3.63)         51.88      21.30        2,990,767          0.78            --
            --             (4.41)         46.12      34.85        2,312,632          0.79            --
        $(0.01)            (4.46)         37.91      26.49        1,392,186          0.79            --
            --             (7.58)         40.08     (19.34)         431,206          1.67            --
            --             (7.55)         58.57      29.13          507,764          1.67            --
            --             (3.63)         51.59      20.16          389,489          1.70            --
            --             (4.41)         46.02      33.53          201,746          1.73            --
            --             (4.46)         37.90      17.35(e)        36,006          1.77(a)         --
            --             (5.46)         39.85     (21.79)(e)         8,222         2.18(a)         --
            --             (0.13)         16.93      (2.35)         150,022          1.25            --
            --                --          17.48      36.56          119,032          1.34            --
            --             (0.11)         12.80      (6.35)         127,525          1.32            --
            --             (0.14)         13.77      39.16(e)       101,016          1.36(a)         --
            --             (0.13)         16.39      (3.11)          24,977          2.12            --
            --                --          17.06      35.29           22,430          2.23            --
            --             (0.11)         12.61      (7.05)          22,122          2.17            --
            --             (0.14)         13.67      30.47(e)        18,248          2.26(a)         --
            --             (0.13)         16.39     (14.67)(e)         7,033         2.22(a)         --
            --             (1.49)         13.00       1.00          227,228          0.46(c)       0.60%
            --             (1.48)         14.77      12.99          227,031          0.48(c)       0.58
            --             (1.54)         14.78      19.41          194,827          0.60(c)       0.52
            --             (1.68)         14.05      24.44          136,948          0.95(c)       0.19
            --             (1.19)         12.96      18.74           88,190          1.30            --
            --             (1.49)         12.95       0.26           51,024          1.28(c)       0.60
            --             (1.48)         14.72      12.09           40,914          1.31(c)       0.58
            --             (1.54)         14.73      18.32           27,545          1.48(c)       0.52
            --             (1.68)         14.00      23.09           14,066          2.04(c)       0.19
            --             (1.19)         12.92      12.07(e)         5,075          2.39(a)         --
            --             (0.92)         12.94      (4.18)(e)         8,544         1.49(a)       0.55(a)


           RATIOS/ SUPPLEMENTAL DATA
     -------------------------------------
                      NET
       GAAF       INVESTMENT
       GROSS     INCOME/(LOSS)   PORTFOLIO
      EXPENSE     TO AVERAGE     TURNOVER
     RATIO (d)    NET ASSETS       RATE
     --------------------------------------
-------------
         --          (0.16)%        108%
         --           0.24           74
         --           0.72           55
         --           0.95           50
         --           1.19           81
         --          (1.03)         108
         --          (0.66)          74
         --          (0.21)          55
         --             --           50
         --           0.04(a)        81
         --          (1.29)(a)      108
         --          (0.31)         125
         --          (0.48)          92
         --          (0.29)          63
         --           0.04(a)        25
         --          (1.18)         125
         --          (1.36)          92
         --          (1.14)          63
         --          (1.01)(a)       25
         --          (1.12)(a)      125
       1.10%          3.07           11
       1.08           2.48           16
       1.13           2.52           23
       1.18           2.50           58
         --           1.91          122
       1.91           2.29           11
       1.91           1.66           16
       2.02           1.70           23
       2.21           1.50           58
         --           0.70(a)       122
       2.07(a)        2.61(a)        11

*  Excludes the effect of sales load.
(a) Annualized.
(b) After expenses waived by GISC.
(c) Amounts do not include the expenses of the underlying Funds.
(d) Amounts include the expenses of the underlying Funds.
(e) Not annualized.

         FINANCIAL HIGHLIGHTS

 SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

                                                                                 NET REALIZED
                                                                                 & UNREALIZED
                                                                                GAIN/(LOSS) ON
                                                                                 INVESTMENTS     INCREASE/
                                                       NET ASSET      NET        AND FOREIGN     (DECREASE)   DIVIDENDS
                                                        VALUE,     INVESTMENT      CURRENCY         FROM       FROM NET
                                                       BEGINNING    INCOME/        RELATED       INVESTMENT   INVESTMENT
                                                       OF PERIOD     (LOSS)      TRANSACTIONS    OPERATIONS     INCOME
                                                       -----------------------------------------------------------------
THE GUARDIAN S&P 500 INDEX FUND
       CLASS A:
          Period from 7/25/2000+ to 12/31/2000          $10.06       $ 0.03         $(0.99)        $(0.96)      $(0.03)
       CLASS B:
          Period from 7/25/2000+ to 12/31/2000           10.06         0.00          (1.01)         (1.01)          --
       CLASS C:
          Period from 7/25/2000+ to 12/31/2000           10.06         0.00          (1.01)         (1.01)          --
THE GUARDIAN BAILLIE GIFFORD INTERNATIONAL FUND
       CLASS A:
          Year ended 12/31/2000                          23.36        (0.06)         (5.52)         (5.58)          --
          Year ended 12/31/1999                          18.41         0.01           6.68           6.69           --
          Year ended 12/31/1998                          16.08         0.02           3.13           3.15        (0.01)
          Year ended 12/31/1997                          15.22         0.02           1.66           1.68           --
          Year ended 12/31/1996                          13.57         0.05           1.89           1.94        (0.05)
       CLASS B:
          Year ended 12/31/2000                          22.61        (0.11)         (5.46)         (5.57)          --
          Year ended 12/31/1999                          17.97        (0.12)          6.47           6.35           --
          Year ended 12/31/1998                          15.87        (0.09)          3.00           2.91           --
          Year ended 12/31/1997                          15.12        (0.11)          1.52           1.41           --
          Period from 5/1/1996+ to 12/31/1996            14.71        (0.04)          0.76           0.72        (0.04)
       CLASS C:
          Period from 8/7/2000+ to 12/31/2000            19.19        (0.09)         (2.20)         (2.29)          --
THE GUARDIAN BAILLIE GIFFORD EMERGING MARKETS FUND
       CLASS A:
          Year ended 12/31/2000                          11.13        (0.55)         (2.05)         (2.60)       (0.22)
          Year ended 12/31/1999                           6.66        (0.07)          4.72           4.65        (0.18)
          Year ended 12/31/1998                           9.38         0.01          (2.73)         (2.72)        0.00++
          Period from 4/2/1997+ to 12/31/1997            10.00         0.04          (0.63)         (0.59)       (0.03)
       CLASS B:
          Year ended 12/31/2000                          10.65         0.08          (2.76)         (2.68)          --
          Year ended 12/31/1999                           6.44        (0.27)          4.48           4.21           --
          Year ended 12/31/1998                           9.30        (0.18)         (2.68)         (2.86)          --
          Period from 5/6/1997+ to 12/31/1997            10.28        (0.09)         (0.89)         (0.98)          --
       CLASS C:
          Period from 8/7/2000+ to 12/31/2000             9.92        (0.08)         (1.86)         (1.94)          --

 + Commencement of operations.
++ Rounds to less than $0.01.

                      DISTRIBUTIONS
                           FROM                                                        RATIOS/SUPPLEMENTAL DATA
                       NET REALIZED                                           -------------------------------------------
     DISTRIBUTIONS       GAIN ON
       IN EXCESS       INVESTMENTS                   NET ASSET                  NET ASSETS,
        OF NET         AND FOREIGN                    VALUE,                       END OF          EXPENSES      EXPENSES
      INVESTMENT     CURRENCY RELATED   TAX RETURN    END OF      TOTAL            PERIOD         TO AVERAGE      WAIVED
        INCOME         TRANSACTIONS     OF CAPITAL    PERIOD     RETURN*      (000'S OMITTED)    NET ASSETS(b)   BY GISC
     --------------------------------------------------------------------------------------------------------------------
            --            $ 0.00(d)           --       $9.07      (9.53)%(c)      $167,487           0.53%(a)      0.21%(a)
            --              0.00(d)           --        9.05     (10.00)(c)          7,677           1.28(a)       0.47(a)
            --              0.00(d)           --        9.05     (10.00)(c)          7,296           1.28(a)       0.47(a)
            --             (3.26)         $(0.24)      14.28     (23.81)            94,482           1.45            --
        $(0.03)            (1.71)             --       23.36      37.21            148,727           1.44            --
            --             (0.81)             --       18.41      19.61             93,871           1.56            --
         (0.16)            (0.66)             --       16.08      11.07             66,999           1.62            --
         (0.05)            (0.19)             --       15.22      14.33             57,593           1.70            --
            --             (3.26)          (0.24)      13.54     (24.56)            12,747           2.43            --
            --             (1.71)             --       22.61      36.16             15,623           2.45            --
            --             (0.81)             --       17.97      18.36             10,216           2.67            --
            --             (0.66)             --       15.87       9.37              6,268           2.91            --
         (0.08)            (0.19)             --       15.12       4.34(c)           3,313           3.05(a)         --
            --             (3.11)          (0.24)      13.55     (11.72)(c)          7,208           2.51(a)         --
            --                --              --        8.31     (23.88)            18,439           2.18            --
            --                --              --       11.13      69.91             32,940           2.43            --
            --                --              --        6.66     (28.97)            16,342           2.55            --
            --                --              --        9.38      (5.86)            21,472           2.31(a)         --
            --                --              --        7.97     (25.16)             6,105           3.79            --
            --                --              --       10.65      65.37              2,320           5.07            --
            --                --              --        6.44     (30.75)             1,367           5.04            --
            --                --              --        9.30      (9.71)(c)          2,009           4.24(a)         --
            --                --              --        7.98     (19.56)(c)          6,466           3.49(a)         --


     RATIOS/SUPPLEMENTAL DATA
     -------------------------
          NET
      INVESTMENT
     INCOME/(LOSS)   PORTFOLIO
      TO AVERAGE     TURNOVER
      NET ASSETS       RATE

     -------------------------
          0.71%(a)        4%
         (0.04)(a)        4
         (0.04)(a)        4
         (0.29)          78
         (0.03)          54
         (0.01)          44
          0.07           55
          0.29           39
         (1.27)          78
         (1.03)          54
         (1.13)          44
         (1.46)          55
         (1.47)(a)       39
         (1.52)(a)       78
         (0.86)         101
         (1.07)          96
          0.18           83
          0.61(a)        36
         (2.54)         101
         (3.70)          96
         (2.31)          83
         (0.02)(a)       36
         (2.31)(a)      101

*  Excludes the effect of sales load.
(a) Annualized.
(b) After expenses subsidized by GISC.
(c) Not annualized.
(d) Rounds to less than $0.01.

         FINANCIAL HIGHLIGHTS

 SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

                                                                                    NET REALIZED
                                                                                    & UNREALIZED
                                                                                   GAIN/(LOSS) ON
                                                                                    INVESTMENTS     INCREASE/
                                                          NET ASSET      NET        AND FOREIGN     (DECREASE)    DIVIDENDS
                                                           VALUE,     INVESTMENT      CURRENCY         FROM       FROM NET
                                                          BEGINNING    INCOME/        RELATED       INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)      TRANSACTIONS    OPERATIONS     INCOME
                                                          ------------------------------------------------------------------
THE GUARDIAN INVESTMENT QUALITY BOND FUND
      CLASS A:
         Year ended 12/31/2000..........................   $ 9.33       $0.60          $ 0.28         $ 0.88       $(0.60)
         Year ended 12/31/1999..........................     9.99        0.53           (0.63)         (0.10)       (0.53)
         Year ended 12/31/1998..........................     9.91        0.53            0.23           0.76        (0.53)
         Year ended 12/31/1997..........................     9.70        0.58            0.21           0.79        (0.58)
         Year ended 12/31/1996..........................    10.00        0.55           (0.30)          0.25        (0.55)
      CLASS B:
         Period from 8/7/2000+ to 12/31/2000............     9.41        0.22            0.19           0.41        (0.22)
      CLASS C:
         Period from 8/7/2000+ to 12/31/2000............     9.41        0.22            0.19           0.41        (0.22)
THE GUARDIAN HIGH YIELD BOND FUND
      CLASS A:
         Year ended 12/31/2000..........................     8.98        0.77           (1.32)         (0.55)       (0.77)
         Year ended 12/31/1999..........................     9.84        0.78           (0.84)         (0.06)       (0.78)
         Period from 9/1/1998++ to 12/31/1998...........     9.26        0.38            0.58           0.96        (0.38)
      CLASS B:
         Year ended 12/31/2000..........................     8.97        0.68           (1.31)         (0.63)       (0.68)
         Year ended 12/31/1999..........................     9.83        0.67           (0.84)         (0.17)       (0.67)
         Period from 9/1/1998++ to 12/31/1998...........     9.26        0.31            0.57           0.88        (0.31)
      CLASS C:
         Period from 8/7/2000+ to 12/31/2000............     8.47        0.28           (0.82)         (0.54)       (0.28)
THE GUARDIAN TAX-EXEMPT FUND
      CLASS A:
         Year ended 12/31/2000..........................     9.40        0.43            0.70           1.13        (0.43)
         Year ended 12/31/1999..........................    10.13        0.40           (0.73)         (0.33)       (0.40)
         Year ended 12/31/1998..........................     9.99        0.43            0.17           0.60        (0.43)
         Year ended 12/31/1997..........................     9.61        0.44            0.38           0.82        (0.44)
         Year ended 12/31/1996..........................     9.69        0.42           (0.08)          0.34        (0.42)
      CLASS C:
         Period from 8/7/2000+ to 12/31/2000............     9.77        0.14            0.33           0.47        (0.14)

 + Commencement of operations.
++ Date of initial public investment.

                      DISTRIBUTIONS
                           FROM                                               RATIOS/ SUPPLEMENTAL DATA
                       NET REALIZED                           ---------------------------------------------------------
     DISTRIBUTIONS       GAIN ON                                                                          EXPENSES
       IN EXCESS       INVESTMENTS      NET ASSET                NET ASSETS,                             (EXCLUDING
        OF NET         AND FOREIGN       VALUE,                    END OF             EXPENSES       INTEREST EXPENSE)
      INVESTMENT     CURRENCY RELATED    END OF      TOTAL         PERIOD            TO AVERAGE          TO AVERAGE
        INCOME         TRANSACTIONS      PERIOD     RETURN*    (000'S OMITTED)    NET ASSETS(b)(c)     NET ASSETS(b)
     ------------------------------------------------------------------------------------------------------------------
            --                --         $ 9.61       9.81%       $124,805               0.85%              0.85%
            --            $(0.03)          9.33      (1.02)        139,661               0.81               0.80
            --             (0.15)          9.99       7.89         142,199               0.85               0.75
            --                --           9.91       8.43          98,935               0.75                 --
            --                --           9.70       2.73          50,794               0.75                 --
            --                --           9.60       4.40(f)        8,493               1.60(a)            1.60(a)
            --                --           9.60       4.39(f)        8,356               1.60(a)            1.60(a)
            --                --           7.66      (6.53)         38,646               0.85                 --
            --             (0.02)          8.98      (0.63)         54,178               0.75                 --
            --                --           9.84       9.24(f)       51,288               0.75(a)              --
            --                --           7.66      (7.32)          7,567               1.74                 --
            --             (0.02)          8.97      (1.78)          3,184               1.87                 --
            --                --           9.83       8.61(f)        2,482               2.33(a)              --
            --                --           7.65      (6.42)(f)        7,491              1.60(a)              --
            --                --          10.10      12.29          97,185               0.88(d)              --
            --             (0.00)(e)       9.40      (3.29)         97,908               0.86(d)              --
            --             (0.03)         10.13       6.11          70,720               0.75                 --
            --                --           9.99       8.74          47,360               0.75                 --
            --                --           9.61       3.62          39,185               0.75                 --
            --                --          10.10       4.87(f)        8,391               1.65(a)(d)           --


           RATIOS/ SUPPLEMENTAL DATA
     --------------------------------------
                       NET
                   INVESTMENT
      EXPENSES    INCOME/(LOSS)   PORTFOLIO
     SUBSIDIZED    TO AVERAGE     TURNOVER
      BY GISC      NET ASSETS       RATE
     ---------------------------------------
        0.09%         6.41%          344%
        0.13          5.49           271
        0.21          5.24           309
        0.29          5.94           313
        0.37          5.73           257
        0.34(a)       5.78(a)        344
        0.34(a)       5.78(a)        344
        0.38          9.03           163
        0.40          8.34           152
        0.51(a)       8.31(a)         11
        0.77          8.37           163
        1.00          7.22           152
        0.51(a)       6.85(a)         11
        0.63(a)       8.74(a)        163
        0.07          4.43           124
        0.08          4.11           144
        0.26          4.29           111
        0.31          4.51           202
        0.60          4.96           240
        0.31(a)       3.62(a)        124

*    Excludes the effect of sales load.
 (a) Annualized. For GHYBF, ratios for 1998 are calculated from 7/7/1998 (commencement of operations).
 (b) After expenses subsidized by GISC.
 (c) Expense ratio includes interest expense associated with reverse repurchase agreements.
 (d) Before offset of custody credits. Including the custody credits in Class A, the expense ratio is 0.80% for 1999 and 0.85% for 2000; In Class C the expense ratio is 1.60%.
 (e) Rounds to less than $0.01.
 (f) Not annualized.

         FINANCIAL HIGHLIGHTS

 SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:


                                                         NET ASSET      NET       DIVIDENDS    NET ASSET
                                                          VALUE,     INVESTMENT    FROM NET     VALUE,
                                                         BEGINNING    INCOME/     INVESTMENT    END OF      TOTAL
                                                         OF PERIOD     (LOSS)       INCOME      PERIOD     RETURN*
                                                         ---------------------------------------------------------
THE GUARDIAN CASH MANAGEMENT FUND
       CLASS A:
          Year ended 12/31/2000........................   $1.000       $0.056      $(0.056)     $1.000      5.69%
          Year ended 12/31/1999........................    1.000        0.044       (0.044)      1.000      4.45
          Year ended 12/31/1998........................    1.000        0.047       (0.047)      1.000      4.76
          Year ended 12/31/1997........................    1.000        0.047       (0.047)      1.000      4.81
          Year ended 12/31/1996........................    1.000        0.045       (0.045)      1.000      4.62
       CLASS B:
          Year ended 12/31/2000........................    1.000        0.052       (0.052)      1.000      5.34
          Year ended 12/31/1999........................    1.000        0.044       (0.044)      1.000      4.45
          Year ended 12/31/1998........................    1.000        0.047       (0.047)      1.000      4.76
          Year ended 12/31/1997........................    1.000        0.047       (0.047)      1.000      4.81
          Period from 5/1/1996+ to 12/31/1996..........    1.000        0.028       (0.028)      1.000      2.81++
       CLASS C:
          Period from 8/7/2000+ to 12/31/2000..........    1.000        0.020       (0.020)      1.000      2.03++

 * Excludes the effect of sales load.
 + Commencement of operations.
++ Not annualized.

                      RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------------------------
                                                          NET
      NET ASSETS,                                      INVESTMENT
         END OF           EXPENSES        EXPENSES       INCOME
         PERIOD          TO AVERAGE      SUBSIDIZED    TO AVERAGE
    (000'S OMITTED)     NET ASSETS(b)     BY GISC      NET ASSETS
    -------------------------------------------------------------
        $462,183             0.85%          0.07%         5.57%
         390,106             0.85           0.09          4.41
         225,997             0.85           0.19          4.65
         132,523             0.85           0.28          4.71
          88,217             0.90           0.30          4.62
          11,860             1.14           0.63          5.25
          13,782             0.85           0.93          4.41
          12,430             0.85           0.97          4.65
           5,864             0.85           1.10          4.71
           2,583             1.16(a)        0.59(a)       4.43(a)
           8,193             1.60(a)        0.13(a)       5.06(a)

(a) Annualized.
(b) After expenses subsidized by GISC.

         REPORT OF ERNST & YOUNG LLP,
         INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND SHAREHOLDERS
THE PARK AVENUE PORTFOLIO

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Park Avenue Portfolio (comprising, respectively, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund and The Guardian Cash Management Fund) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting The Park Avenue Portfolio at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
New York, New York
February 9, 2001

                      (This page intentionally left blank)

                      (This page intentionally left blank)

- TRUSTEES

  Joseph D. Sargent -- Chair
  Frank J. Fabozzi, Ph.D.
  Arthur V. Ferrara, CLU
  Leo R. Futia, CLU
  William W. Hewitt, Jr.
  Sidney I. Lirtzman, Ph.D.
  Carl W. Schafer
  Robert G. Smith, Ph.D.

- OFFICERS

  Frank J. Jones -- President
  Joseph A. Caruso
  Howard W. Chin
  Alexander M. Grant, Jr.
  Edward H. Hocknell
  Jonathan C. Jankus
  Ann T. Kearney
  Peter J. Liebst
  Larry A. Luxenberg
  Catherine McRae
  R. Robin Menzies
  Nydia Morrison
  John B. Murphy
  Karen L. Olvany
  Frank L. Pepe
  Richard T. Potter, Jr.
  Robert A. Reale
  Thomas G. Sorell
  Donald Sullivan, Jr.

- INVESTMENT ADVISER & DISTRIBUTOR

  Guardian Investor Services Corporation (R)
  7 Hanover Square
  New York, New York 10004

- CUSTODIAN OF ASSETS

  State Street Bank and Trust Company
  Custody Division
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

- SHAREHOLDER SERVICING AGENT, TRANSFER AGENT &
  DIVIDEND PAYING AGENT FOR STATE STREET BANK
  AND TRUST COMPANY

  National Financial Data Services
  Post Office Box 219611
  Kansas City, Missouri 64121-9611

- INDEPENDENT AUDITORS

  Ernst & Young LLP
  787 Seventh Avenue
  New York, New York 10019


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. They involve investment risk, including possible loss of principal amount invested.

This report is authorized for distribution to the public only when accompanied or preceded by a current prospectus for the funds which comprise The Park Avenue Portfolio.

[GUARDIAN LOGO]

Guardian Investor Services Corporation (R)
7 Hanover Square
New York, New York 10004

[GUARDIAN LOGO]
Guardian Investor Services Corporation (R)
7 Hanover Square
New York, New York 10004
EB-011566  12/00
                               PRESORTED STANDARD
                               U.S. POSTAGE PAID
                               CLIFTON, NJ
                               PERMIT NO. 1104

EB-011566 ADP  12/00